UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22894
INVESTMENT MANAGERS SERIES TRUST II
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2026
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:
Tradr
2X Long ACHR
Daily ETF
ARCX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long ACHR Daily ETF (“Fund”) for the period of June 9, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/arcx#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long ACHR Daily ETF (ARCX)	$59	1.30%[2]
1	The Fund commenced operations on June 9, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long ACHR Daily ETF (“ARCX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Archer Aviation common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -88.29% since inception on June 9, 2025, and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -54.09% and an annualized volatility of 72.83%.
The Reference Asset performance was driven by the performance of its aerospace business.  For more information on Archer Aviation financial performance, please see the Archer Aviation annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long ACHR Daily ETF (ARCX)	-88.29%
S&P 500 Index	9.78%
[1]	The Fund commenced operations on June 9, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/arcx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,949,798
Total number of portfolio holdings	2
Total advisory fees paid (net)	$176,825
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	284%
Swap	(184)%
Total	100%
Material Fund Changes
On November 17, 2025, the Trust’s Board approved a one-for-five reverse share split for shares of the Fund, effective after the close of business on December 1, 2025.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended November 18, 2025 at https://www.tradretfs.com/arcx#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/arcx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long ACHR Daily ETF
Tradr
2X Long ALAB
Daily ETF
LABX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long ALAB Daily ETF (“Fund”) for the period of August 11, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/labx#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long ALAB Daily ETF (LABX)	$50	1.30%[2]
1	The Fund commenced operations on August 11, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long ALAB Daily ETF (“LABX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Astera Labs common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -80.03% since inception on August 11, 2025  and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -38.92% and an annualized volatility of 88.86%.
The Reference Asset performance was driven by the performance of its semiconductor business.  For more information on the company’s financial performance, please see the Astera Labs annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long ALAB Daily ETF (LABX)	-80.03%
S&P 500 Index	3.27%
[1]	The Fund commenced operations on August 11, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/labx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$27,383,587
Total number of portfolio holdings	1
Total advisory fees paid (net)	$302,901
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	235%
Swap	(135)%
Total	100%
Material Fund Changes
On February 24, 2026, the Trust’s Board approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on March 9, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended February 25, 2026 at https://www.tradretfs.com/labx#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/labx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long ALAB Daily ETF
Tradr
2X Long APLD
Daily ETF
APLX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long APLD Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/aplx#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long APLD Daily ETF (APLX)	$98	1.51%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long APLD Daily ETF (“APLX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Applied Digital common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of 30.68% since inception on September 8, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 56.18% and an annualized volatility of 109.58%.
The Reference Asset performance was driven by the performance of its digital infrastructure solutions business.  For more information on the company’s financial performance, please see the Applied Digital annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long APLD Daily ETF (APLX)	30.68%
S&P 500 Index	1.19%
[1]	The Fund commenced operations on September 8, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/aplx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$41,073,714
Total number of portfolio holdings	2
Total advisory fees paid (net)	$318,700
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	63%
Swap	37%
Total	100%
Material Fund Changes
On February 24, 2026, the Trust’s Board approved a three-for-one forward share split for shares of the Fund, effective after the close of business on March 9, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 8, 2025, as amended February 25, 2026 at https://www.tradretfs.com/aplx#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/aplx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long APLD Daily ETF
Tradr
2X Long APP
Daily ETF
APPX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long APP Daily ETF (“Fund”) for the period of April 24, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/appx#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long APP Daily ETF (APPX)	$139	1.36%[2]
1	The Fund commenced operations on April 24, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long APP Daily ETF (“APPX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the AppLovin common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of 18.48% since inception on April 24, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 43.77% and an annualized volatility of 71.54%.
The Reference Asset performance was driven by the performance of its software and AI solutions business.  For more information on the company’s financial performance, please see the AppLovin annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long APP Daily ETF (APPX)	18.48%
S&P 500 Index	20.44%
[1]	The Fund commenced operations on April 24, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/appx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$108,360,703
Total number of portfolio holdings	4
Total advisory fees paid (net)	$962,313
Portfolio turnover rate as of the end of the reporting period	0%

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.

Allocation of Portfolio Holdings
Cash*	105%
Swap	(5)%
Total	100%
Material Fund Changes
On February 24, 2026, the Trust’s Board approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on March 9, 2026.
On October 2, 2025, the Trust’s Board approved a three-for-one forward share split for shares of the Fund, effective after the close of business on October 20, 2025.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended October 3, 2025 at https://www.tradretfs.com/appx#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/appx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long APP Daily ETF
Tradr
2X Long ASTS
Daily ETF
ASTX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long ASTS Daily ETF (“Fund”) for the period of July 10, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/astx#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long ASTS Daily ETF (ASTX)	$116	1.30%[2]
1	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long ASTS Daily ETF (“ASTX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the AST Spacemobile common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of 45.48% since inception on July 10, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 81.81% and an annualized volatility of 103.98%.
The Reference Asset performance was driven by the performance of its telecommunications business.  For more information on the company’s financial performance, please see the AST Spacemobile annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long ASTS Daily ETF (ASTX)	45.48%
S&P 500 Index	4.87%
[1]	The Fund commenced operations on July 10, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/astx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$224,593,124
Total number of portfolio holdings	2
Total advisory fees paid (net)	$1,411,667
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	170%
Swap	(70)%
Total	100%
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/astx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long ASTS Daily ETF
Tradr
2X Long CEG
Daily ETF
CEGX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long CEG Daily ETF (“Fund”) for the period of July 10, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/cegx#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CEG Daily ETF (CEGX)	$77	1.30%[2]
1	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long CEG Daily ETF (“CEGX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Constellation Energy common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -36.72% since inception on July 10, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -12.83% and an annualized volatility of 46.76%.
The Reference Asset performance was driven by the performance of its sustainable energy business.  For more information on the company’s financial performance, please see the Constellation Energy annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long CEG Daily ETF (CEGX)	-36.72%
S&P 500 Index	4.87%
[1]	The Fund commenced operations on July 10, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/cegx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,832,236
Total number of portfolio holdings	1
Total advisory fees paid (net)	$53,422
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	139%
Swap	(39)%
Total	100%
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/cegx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long CEG Daily ETF
Tradr
2X Long CLSK
Daily ETF
CLSX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long CLSK Daily ETF (“Fund”) for the period of September 15, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/clsx#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CLSK Daily ETF (CLSX)	$53	1.46%[2]
1	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long CLSK Daily ETF (“CLSX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Cleanspark common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -66.28% since inception on September 15, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -24.02% and an annualized volatility of 103.08%.
The Reference Asset performance was driven by the performance of its bitcoin mining business.  For more information on the company’s financial performance, please see the Cleanspark annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long CLSK Daily ETF (CLSX)	-66.28%
S&P 500 Index	-0.68%
[1]	The Fund commenced operations on September 15, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/clsx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$16,151,029
Total number of portfolio holdings	2
Total advisory fees paid (net)	$190,761
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	82%
Swap	18%
Total	100%
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/clsx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long CLSK Daily ETF
Tradr
2X Long CORZ
Daily ETF
COZX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long CORZ Daily ETF (“Fund”) for the period of November 4, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/cozx#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CORZ Daily ETF (COZX)	$35	1.30%[2]
1	The Fund commenced operations on November 4, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long CORZ Daily ETF (“COZX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Core Scientfic common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -65.40% since inception on November 4, 2025  and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -31.38% and an annualized volatility of 70.73%.
The Reference Asset performance was driven by the performance of its information technology services business.  For more information on the company’s financial performance, please see the Core Scientific annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long CORZ Daily ETF (COZX)	-65.40%
S&P 500 Index	-3.08%
[1]	The Fund commenced operations on November 4, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.tradretfs.com/cozx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,441,997
Total number of portfolio holdings	2
Total advisory fees paid (net)	$26,990
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	92%
Swap	8%
Total	100%
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/cozx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long CORZ Daily ETF
Tradr
2X Long CRDO
Daily ETF
CRDU
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long CRDO Daily ETF (“Fund”) for the period of September 15, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/crdu#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CRDO Daily ETF (CRDU)	$42	1.30%[2]
1	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long CRDO Daily ETF (“CRDU” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Credo Technology common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -79.88% since inception on September 15, 2025   and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -42.76% and an annualized volatility of 86.63%.
The Reference Asset performance was driven by the performance of its connectivity solutions business.  For more information on the company’s financial performance, please see the Credo Technology annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long CRDO Daily ETF (CRDU)	-79.88%
S&P 500 Index	-0.68%
[1]	The Fund commenced operations on September 15, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/crdu#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$28,291,338
Total number of portfolio holdings	1
Total advisory fees paid (net)	$161,049
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	165%
Swap	(65)%
Total	100%
Material Fund Changes
On February 24, 2026, the Trust’s Board approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on March 9, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 8, 2025, as amended February 25, 2026 at https://www.tradretfs.com/crdu#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/crdu#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long CRDO Daily ETF
Tradr
2X Long CRWV
Daily ETF
CWVX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long CRWV Daily ETF (“Fund”) for the period of July 10, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/cwvx#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CRWV Daily ETF (CWVX)	$55	1.30%[2]
1	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long CRWV Daily ETF (“CWVX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Coreweave common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -84.35% since inception on July 10, 2025  and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -38.44% and an annualized volatility of 97.23%.
The Reference Asset performance was driven by the performance of its software and cloud services business.  For more information on the company’s financial performance, please see the Coreweave annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long CRWV Daily ETF (CWVX)	-84.35%
S&P 500 Index	4.87%
[1]	The Fund commenced operations on July 10, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/cwvx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$96,552,443
Total number of portfolio holdings	3
Total advisory fees paid (net)	$1,399,376
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	129%
Swap	(29)%
Total	100%
Material Fund Changes
On November 17, 2025, the Trust’s Board approved a one-for-five reverse share split for shares of the Fund, effective after the close of business on December 1, 2025.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 9, 2025, as amended November 18, 2025 at https://www.tradretfs.com/cwvx#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/cwvx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long CRWV Daily ETF
Tradr
2X Long DDOG
Daily ETF
DOGD
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long DDOG Daily ETF (“Fund”) for the period of August 11, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/dogd#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long DDOG Daily ETF (DOGD)	$68	1.30%[2]
1	The Fund commenced operations on August 11, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long DDOG Daily ETF (“DOGD” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Datadog common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -35.72% since inception on August 11, 2025  and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -8.37% and an annualized volatility of 59.07%.
The Reference Asset performance was driven by the performance of its cloud-based software solutions business.  For more information on the company’s financial performance, please see the Datadog annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long DDOG Daily ETF (DOGD)	-35.72%
S&P 500 Index	3.27%
[1]	The Fund commenced operations on August 11, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/dogd#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,409,992
Total number of portfolio holdings	1
Total advisory fees paid (net)	$16,642
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	132%
Swap	(32)%
Total	100%
Material Fund Changes
On April 7, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation of the Fund. The Fund liquidated at the close of business day April 27, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 9, 2025, as amended April 7, 2026 at https://www.tradretfs.com/dogd#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/dogd#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long DDOG Daily ETF
Tradr
2X Long ENPH
Daily ETF
ENPX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long ENPH Daily ETF (“Fund”) for the period of September 15, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/enpx#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long ENPH Daily ETF (ENPX)	$59	1.30%[2]
1	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long ENPH Daily ETF (“ENPX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Enphase Energy common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -33.52% since inception on September 15, 2025  and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -0.45% and an annualized volatility of 81.06%.
The Reference Asset performance was driven by the performance of its solar energy equipment business.  For more information on the company’s financial performance, please see the Enphase Energy annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long ENPH Daily ETF (ENPX)	-33.52%
S&P 500 Index	-0.68%
[1]	The Fund commenced operations on September 15, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/enpx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,576,308
Total number of portfolio holdings	2
Total advisory fees paid (net)	$25,748
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	73%
Swap	27%
Total	100%
Material Fund Changes
On April 7, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation of the Fund. The Fund liquidated at the close of business day April 27, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 8, 2025, as amended April 7, 2026 at https://www.tradretfs.com/enpx#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/enpx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long ENPH Daily ETF
Tradr
2X Long GEV
Daily ETF
GEVX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long GEV Daily ETF (“Fund”) for the period of July 10, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/gevx#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long GEV Daily ETF (GEVX)	$145	1.30%[2]
1	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long GEV Daily ETF (“GEVX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the GE Vernova common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of 107.16% since inception on July 10, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 62.26% and an annualized volatility of 50.37%.
The Reference Asset performance was driven by the performance of its electric power business.  For more information on the company’s financial performance, please see the GE Vernova annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long GEV Daily ETF (GEVX)	107.16%
S&P 500 Index	4.87%
[1]	The Fund commenced operations on July 10, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/gevx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$26,413,768
Total number of portfolio holdings	1
Total advisory fees paid (net)	$175,911
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Swap	51%
Cash*	49%
Total	100%
Material Fund Changes
On May 14, 2026, the Trust’s Board approved a three-for-one forward share split for shares of the Fund, effective after the close of business on June 2, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 9, 2025, as amended May 15, 2026 at https://www.tradretfs.com/gevx#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/gevx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long GEV Daily ETF
Tradr
2X Long IBM
Daily ETF
IBX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long IBM Daily ETF (“Fund”) for the period of March 23, 2026 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://www.tradretfs.com/ibx#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long IBM Daily ETF (IBX)	$3	1.30%[2]
1	The Fund commenced operations on March 23, 2026. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long IBM Daily ETF (“IBX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the International Business Machines common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -5.16% since inception on March 23, 2026  and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -2.44% and an annualized volatility of 26.34%.
The Reference Asset performance was driven by the performance of its information technology business.  For more information on the company’s financial performance, please see the International Business Machines annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long IBM Daily ETF (IBX)	-5.16%
S&P 500 Index	-0.78%
[1]	The Fund commenced operations on March 23, 2026. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.tradretfs.com/ibx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$355,605
Total number of portfolio holdings	1
Total advisory fees paid (net)	$83
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	102%
Swap	(2)%
Total	100%
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/ibx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long IBM Daily ETF
Tradr
2X Long Innovation 100
Monthly ETF
MQQQ
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long Innovation 100 Monthly ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long Innovation 100 Monthly ETF (MQQQ)	$145	1.21%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long Innovation-100 Monthly ETF (“MQQQ” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the monthly performance of the Invesco QQQ ETF (the “Reference Asset”) which itself tracks the Nasdaq-100 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the fiscal year ended March 31, 2026, the Fund had a total return of 39.19% and an average monthly statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 23.99% and an annualized volatility of 22.52%.
The Index performance was driven by the performance of its ten largest companies (NVIDIA, Microsoft, Apple, etc.) which accounted for nearly 50% of the Index weight. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Tradr 2X Long Innovation 100 Monthly ETF (MQQQ)	39.19%	16.98%
S&P 500 Index	17.80%	10.99%
NASDAQ 100 Index	23.99%	13.78%
[1]	The Fund commenced operations on August 30, 2024. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$101,657,039
Total number of portfolio holdings	4
Total advisory fees paid (net)	$827,348
Portfolio turnover rate as of the end of the reporting period	158%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Equity	58%
Cash*	48%
Swap	(6)%
Total	100%
Material Fund Changes
On February 1, 2026, the Advisor has lowered its management fee from 1.00% to 0.95% and has removed its expense cap of 1.30%. In addition, the Fund has been restructured as a unitary fee.
On May 21, 2025, the Trust’s Board approved a one-for-five reverse share split for shares of the Fund, effective after the close of business on June 2, 2025.
On May 16, 2025, the Fund changed its name to Tradr 2X Long Innovation 100 Monthly ETF. Prior to May 16, 2025, the Fund's name was Tradr 2X Long Triple Q Monthly ETF.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2025, as amended January 30, 2026 at https://www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/mqqq-2x-long-triple-q-monthly-etf#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long Innovation 100 Monthly ETF

Tradr
2X Long Innovation 100
Quarterly ETF
QQQP
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long Innovation 100 Quarterly ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long Innovation 100 Quarterly ETF (QQQP)	$148	1.24%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long Innovation-100 Quarterly ETF (“QQQP” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the quarterly performance of the Invesco QQQ ETF (the “Reference Asset”) which itself tracks the Nasdaq-100 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the fiscal year ended March 31, 2026, the Fund had a total return of 37.94% and an average quarterly statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 23.99% and an annualized volatility of 22.52%.
The Index performance was driven by the performance of its ten largest companies (NVIDIA, Microsoft, Apple, etc.) which accounted for nearly 50% of the Index weight. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Tradr 2X Long Innovation 100 Quarterly ETF (QQQP)	37.94%	13.77%
S&P 500 Index	17.80%	10.08%
[1]	The Fund commenced operations on September 30, 2024. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$15,621,335
Total number of portfolio holdings	4
Total advisory fees paid (net)	$64,519
Portfolio turnover rate as of the end of the reporting period	263%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Equity	52%
Cash*	45%
Swap	3%
Total	100%
Material Fund Changes
On February 1, 2026, the Advisor has lowered its management fee from 1.00% to 0.95% and has removed its expense cap of 1.30%. In addition, the Fund has been restructured as a unitary fee.
On May 21, 2025, the Trust’s Board approved a one-for-five reverse share split for shares of the Fund, effective after the close of business on June 2, 2025.
On May 16, 2025, the Fund changed its name to Tradr 2X Long Innovation 100 Quarterly ETF. Prior to May 16, 2025, the Fund's name was Tradr 2X Long Triple Q Quarterly ETF.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2025, as amended January 30, 2026 at https://www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/qqqp-2x-long-triple-q-quarterly-etf#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long Innovation 100 Quarterly ETF

Tradr
2X Long Innovation ETF
TARK
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long Innovation ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.tradretfs.com/tark-2x-long-innovation-etf#literaturetwo. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long Innovation ETF (TARK)	$191	1.48%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long Innovation ETF (“TARK” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ARK Innovation ETF (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the fiscal year ending March 31, 2026, the Fund had a total return of 58.52% and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 42.06% and an annualized volatility of 42.25%.
The Reference Asset performance was driven by the performance of its ten largest companies (Tesla, CRISPR, etc.) which accounted for over 50% of the Reference Asset weight. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Tradr 2X Long Innovation ETF (TARK)	58.52%	-12.08%
S&P 500 Index	17.80%	12.97%
ARK Innovation ETF Index	42.06%	8.62%
[1]	The Fund commenced operations on April 28, 2022. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.tradretfs.com/tark-2x-long-innovation-etf#literaturetwo for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$18,727,571
Total number of portfolio holdings	4
Total advisory fees paid (net)	$259,713
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Swap	55%
Cash*	45%
Total	100%
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/tark-2x-long-innovation-etf#literaturetwo. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long Innovation ETF
Tradr
2X Long JOBY
Daily ETF
JOBX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long JOBY Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/jobx#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long JOBY Daily ETF (JOBX)	$45	1.30%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long JOBY Daily ETF (“JOBX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Joby Aviation common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -75.53% since inception on September 8, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -38.45% and an annualized volatility of 73.00%.
The Reference Asset performance was driven by the performance of its air mobility business.  For more information on the company’s financial performance, please see the Joby Aviation annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long JOBY Daily ETF (JOBX)	-75.53%
S&P 500 Index	1.19%
[1]	The Fund commenced operations on September 8, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/jobx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$19,637,527
Total number of portfolio holdings	2
Total advisory fees paid (net)	$195,018
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	164%
Swap	(64)%
Total	100%
Material Fund Changes
On February 24, 2026, the Trust’s Board approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on March 9, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 8, 2025, as amended February 25, 2026 at https://www.tradretfs.com/jobx#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/jobx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long JOBY Daily ETF
Tradr
2X Long LRCX
Daily ETF
LRCU
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long LRCX Daily ETF (“Fund”) for the period of August 18, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/lrcu#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long LRCX Daily ETF (LRCU)	$190	1.30%[2]
1	The Fund commenced operations on August 18, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long LRCX Daily ETF (“LRCU” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Lam Research common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of 272.48% since inception on August 18, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 113.99% and an annualized volatility of 53.47%.
The Reference Asset performance was driven by the performance of its semiconductor business.  For more information on the company’s financial performance, please see the Lam Research annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long LRCX Daily ETF (LRCU)	272.48%
S&P 500 Index	2.01%
[1]	The Fund commenced operations on August 18, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/lrcu#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$18,466,408
Total number of portfolio holdings	1
Total advisory fees paid (net)	$77,352
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	145%
Swap	(45)%
Total	100%
Material Fund Changes
On February 24, 2026, the Trust’s Board approved a three-for-one forward share split for shares of the Fund, effective after the close of business on March 9, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 9, 2025, as amended February 25, 2026 at https://www.tradretfs.com/lrcu#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/lrcu#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long LRCX Daily ETF
Tradr
2X Long MDB
Daily ETF
MDBX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long MDB Daily ETF (“Fund”) for the period of August 18, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/mdbx#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long MDB Daily ETF (MDBX)	$72	1.30%[2]
1	The Fund commenced operations on August 18, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long MDB Daily ETF (“MDBX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MongoDB common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -21.40% since inception on August 18, 2025  and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 7.80% and an annualized volatility of 78.22%.
The Reference Asset performance was driven by the performance of its database software business.  For more information on the company’s financial performance, please see the MongoDB annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long MDB Daily ETF (MDBX)	-21.40%
S&P 500 Index	2.01%
[1]	The Fund commenced operations on August 18, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/mdbx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,144,206
Total number of portfolio holdings	1
Total advisory fees paid (net)	$26,895
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	192%
Swap	(92)%
Total	100%
Material Fund Changes
On April 7, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation of the Fund. The Fund liquidated at the close of business day April 27, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended April 7, 2026 at https://www.tradretfs.com/mdbx#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/mdbx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long MDB Daily ETF
Tradr
2X Long NBIS
Daily ETF
NEBX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long NBIS Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/nebx#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long NBIS Daily ETF (NEBX)	$84	1.30%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long NBIS Daily ETF (“NEBX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nebius Group common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of 28.88% since inception on September 8, 2025  and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 61.97% and an annualized volatility of 113.99%.
The Reference Asset performance was driven by the performance of its AI cloud platform business.  For more information on the company’s financial performance, please see the Nebius Group annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long NBIS Daily ETF (NEBX)	28.88%
S&P 500 Index	1.19%
[1]	The Fund commenced operations on September 8, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/nebx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$103,441,782
Total number of portfolio holdings	2
Total advisory fees paid (net)	$984,416
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	75%
Swap	25%
Total	100%
Material Fund Changes
On May 14, 2026, the Trust’s Board approved a three-for-one forward share split for shares of the Fund, effective after the close of business on June 2, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 8, 2025, as amended May 15, 2026 at https://www.tradretfs.com/nebx#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/nebx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long NBIS Daily ETF
Tradr
2X Long NVTS
Daily ETF
NVTX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long NVTS Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/nvtx#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long NVTS Daily ETF (NVTX)	$156	2.81%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long NVTS Daily ETF (“NVTX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Navitas Semiconductor common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -2.61% since inception on September 8, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 56.33% and an annualized volatility of 122.73%.
The Reference Asset performance was driven by the performance of its semiconductor business.  For more information on the company’s financial performance, please see the Navitas Semiconductor annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long NVTS Daily ETF (NVTX)	-2.61%
S&P 500 Index	1.19%
[1]	The Fund commenced operations on September 8, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/nvtx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$18,742,029
Total number of portfolio holdings	1
Total advisory fees paid (net)	$106,654
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	101%
Swap	(1)%
Total	100%
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/nvtx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long NVTS Daily ETF
Tradr
2X Long PONY
Daily ETF
PONX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long PONY Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/ponx#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long PONY Daily ETF (PONX)	$47	1.30%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long PONY Daily ETF (“PONX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Pony AI common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -72.16% since inception on September 8, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -33.00% and an annualized volatility of 79.73%.
The Reference Asset performance was driven by the performance of its autonomous vehicle technology business.  For more information on the company’s financial performance, please see the Pony AI annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long PONY Daily ETF (PONX)	-72.16%
S&P 500 Index	1.19%
[1]	The Fund commenced operations on September 8, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/ponx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,550,591
Total number of portfolio holdings	1
Total advisory fees paid (net)	$36,984
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	83%
Swap	17%
Total	100%
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/ponx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long PONY Daily ETF
Tradr
2X Long QBTS
Daily ETF
QBTX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long QBTS Daily ETF (“Fund”) for the period of April 24, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/qbtx#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long QBTS Daily ETF (QBTX)	$126	1.31%[2]
1	The Fund commenced operations on April 24, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long QBTS Daily ETF (“QBTX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the D-Wave Quantum common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of 6.00% since inception on April 24, 2025  and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 91.63% and an annualized volatility of 118.79%.
The Reference Asset performance was driven by the performance of its quantum computing business.  For more information on the company’s financial performance, please see the D-Wave Quantum annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long QBTS Daily ETF (QBTX)	6.00%
S&P 500 Index	20.44%
[1]	The Fund commenced operations on April 24, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/qbtx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$41,037,951
Total number of portfolio holdings	2
Total advisory fees paid (net)	$800,415
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	233%
Swap	(133)%
Total	100%
Material Fund Changes
On October 2, 2025, the Trust’s Board approved a three-for-one forward share split for shares of the Fund, effective after the close of business on October 20, 2025.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended October 3, 2025 at https://www.tradretfs.com/qbtx#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/qbtx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long QBTS Daily ETF
Tradr
2X Long QUBT
Daily ETF
QUBX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long QUBT Daily ETF (“Fund”) for the period of June 23, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/qubx#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long QUBT Daily ETF (QUBX)	$53	1.30%[2]
1	The Fund commenced operations on June 23, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long QUBT Daily ETF (“QUBX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Quantum Computing common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -93.96% since inception on June 23, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -60.86% and an annualized volatility of 98.67%.
The Reference Asset performance was driven by the performance of its quantum computing business.  For more information on the company’s financial performance, please see the Quantum Computing annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long QUBT Daily ETF (QUBX)	-93.96%
S&P 500 Index	9.37%
[1]	The Fund commenced operations on June 23, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/qubx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$13,515,385
Total number of portfolio holdings	2
Total advisory fees paid (net)	$303,953
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	107%
Swap	(7)%
Total	100%
Material Fund Changes
On November 17, 2025, the Trust’s Board approved a one-for-five reverse share split for shares of the Fund, effective after the close of business on December 1, 2025.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended November 18, 2025 at https://www.tradretfs.com/qubx#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/qubx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long QUBT Daily ETF
Tradr
2X Long RGTI
Daily ETF
RGTU
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long RGTI Daily ETF (“Fund”) for the period of June 23, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/rgtu#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long RGTI Daily ETF (RGTU)	$83	1.30%[2]
1	The Fund commenced operations on June 23, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long RGTI Daily ETF (“RGTU” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Rigetti Computing common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -34.05% since inception on June 23, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 30.12% and an annualized volatility of 106.21%.
The Reference Asset performance was driven by the performance of its quantum computing.  For more information on the company’s financial performance, please see the Rigetti Computing annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long RGTI Daily ETF (RGTU)	-34.05%
S&P 500 Index	9.37%
[1]	The Fund commenced operations on June 23, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/rgtu#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,228,170
Total number of portfolio holdings	1
Total advisory fees paid (net)	$97,408
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	91%
Swap	9%
Total	100%
Material Fund Changes
On February 24, 2026, the Trust’s Board approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on March 9, 2026.
On October 2, 2025, the Trust’s Board approved a three-for-one forward share split for shares of the Fund, effective after the close of business on October 20, 2025.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended February 25, 2026 at https://www.tradretfs.com/rgtu#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/rgtu#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long RGTI Daily ETF
Tradr
2X Long SMR
Daily ETF
SMU
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long SMR Daily ETF (“Fund”) for the period of July 10, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/smu#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long SMR Daily ETF (SMU)	$49	1.30%[2]
1	The Fund commenced operations on July 10, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long SMR Daily ETF (“SMU” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nuscale Power common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -96.31% since inception on July 10, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -69.91% and an annualized volatility of 100.91%.
The Reference Asset performance was driven by the performance of its small modular reactor business.  For more information on the company’s financial performance, please see the Nuscale Power’s annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long SMR Daily ETF (SMU)	-96.31%
S&P 500 Index	4.87%
[1]	The Fund commenced operations on July 10, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/smu#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$46,872,174
Total number of portfolio holdings	1
Total advisory fees paid (net)	$866,594
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	104%
Swap	(4)%
Total	100%
Material Fund Changes
On February 24, 2026, the Trust’s Board approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on March 9, 2026.
On November 17, 2025, the Trust’s Board approved a one-for-five reverse share split for shares of the Fund, effective after the close of business on December 1, 2025.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 9, 2025, as amended February 25, 2026 at https://www.tradretfs.com/smu#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/smu#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long SMR Daily ETF

Tradr
2X Long SPY
Quarterly ETF
SPYQ
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long SPY Quarterly ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.tradretfs.com/spyq-2x-long-spy-quarterly-etf#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Long SPY Quarterly ETF (SPYQ)	$143	1.26%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long SPY Quarterly ETF (“SPYQ” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the quarterly performance of the SPDR S&P 500 ETF (the “Reference Asset”) which itself tracks the S&P 500 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the fiscal year ended March 31, 2026, the Fund had a total return of 26.49% and an average quarterly statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 17.80% and an annualized volatility of 18.54%.
The Index performance was driven by the performance of its ten largest companies (NVIDIA, Microsoft, Apple, etc.) which accounted for more than one-third of the Index weight. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Tradr 2X Long SPY Quarterly ETF (SPYQ)	26.49%	10.58%
S&P 500 Index	17.80%	10.08%
[1]	The Fund commenced operations on September 30, 2024. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.tradretfs.com/tark-2x-long-innovation-etf#literaturetwo for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$11,170,842
Total number of portfolio holdings	4
Total advisory fees paid (net)	$13,971
Portfolio turnover rate as of the end of the reporting period	174%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Equity	52%
Cash*	43%
Swap	5%
Total	100%
Material Fund Changes
On February 1, 2026, the Advisor has lowered its management fee from 1.00% to 0.95% and has removed its expense cap of 1.30%. In addition, the Fund has been restructured as a unitary fee.
On May 21, 2025, the Trust’s Board approved a one-for-five reverse share split for shares of the Fund, effective after the close of business on June 2, 2025.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2025, as amended January 30, 2026 at https://www.tradretfs.com/spyq-2x-long-spy-quarterly-etf#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/spyq-2x-long-spy-quarterly-etf#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long SPY Quarterly ETF
Tradr
2X Long TEM
Daily ETF
TEMT
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long TEM Daily ETF (“Fund”) for the period of May 12, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/temt#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long TEM Daily ETF (TEMT)	$76	1.31%[2]
1	The Fund commenced operations on May 12, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long TEM Daily ETF (“TEMT” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Tempus AI common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -69.74% since inception on May 12, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -27.87% and an annualized volatility of 67.31%.
The Reference Asset performance was driven by the performance of its AI-enabled diagnostic medical solutions business.  For more information on the company’s financial performance, please see the Tempus AI annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long TEM Daily ETF (TEMT)	-69.74%
S&P 500 Index	12.98%
[1]	The Fund commenced operations on May 12, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/temt#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$38,399,224
Total number of portfolio holdings	2
Total advisory fees paid (net)	$524,151
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	125%
Swap	(25)%
Total	100%
Material Fund Changes
On February 24, 2026, the Trust’s Board approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on March 9, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended February 25, 2026 at https://www.tradretfs.com/temt#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/temt#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long TEM Daily ETF
Tradr
2X Long U
Daily ETF
UNX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long U Daily ETF (“Fund”) for the period of September 15, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/unx#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long U Daily ETF (UNX)	$39	1.30%[2]
1	The Fund commenced operations on September 15, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long U Daily ETF (“UNX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Unity Software common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -88.07% since inception on September 15, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -52.85% and an annualized volatility of 84.07%.
The Reference Asset performance was driven by the performance of its software business.  For more information on the company’s financial performance, please see the Unity Software annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long U Daily ETF (UNX)	-88.07%
S&P 500 Index	-0.68%
[1]	The Fund commenced operations on September 15, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/unx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,234,005
Total number of portfolio holdings	1
Total advisory fees paid (net)	$16,313
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	156%
Swap	(56)%
Total	100%
Material Fund Changes
On February 24, 2026, the Trust’s Board approved a one-for-ten reverse share split for shares of the Fund, effective after the close of business on March 9, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 8, 2025, as amended February 25, 2026 at https://www.tradretfs.com/unx#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/unx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long U Daily ETF
Tradr
2X Long UPST
Daily ETF
UPSX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long UPST Daily ETF (“Fund”) for the period of June 9, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/upsx#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long UPST Daily ETF (UPSX)	$59	1.30%[2]
1	The Fund commenced operations on June 9, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long UPST Daily ETF (“UPSX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Upstart Holdings common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -88.81% since inception on June 9, 2025 and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -55.33% and an annualized volatility of 70.76%.
The Reference Asset performance was driven by the performance of its cloud-based AI lending platform business.  For more information on the company’s financial performance, please see the Upstart Holdings annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long UPST Daily ETF (UPSX)	-88.81%
S&P 500 Index	9.78%
[1]	The Fund commenced operations on June 9, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/upsx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,711,636
Total number of portfolio holdings	2
Total advisory fees paid (net)	$453,791
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	367%
Swap	(267)%
Total	100%
Material Fund Changes
On November 17, 2025, the Trust’s Board approved a one-for-five reverse share split for shares of the Fund, effective after the close of business on December 1, 2025.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated April 24, 2025, as amended November 18, 2025 at https://www.tradretfs.com/upsx#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/upsx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long UPST Daily ETF
Tradr
2X Long VOYG
Daily ETF
VOYX
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Long VOYG Daily ETF (“Fund”) for the period of September 8, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/voyx#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long VOYG Daily ETF (VOYX)	$49	1.30%[2]
1	The Fund commenced operations on September 8, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Long VOYG Daily ETF (“VOYX” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Voyager Technologies common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ending March 31, 2026, the Fund had a total return of -64.60% since inception on September 8, 2025  and an average daily statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -20.50% and an annualized volatility of 84.97%.
The Reference Asset performance was driven by the performance of its national security and space solutions business.  For more information on the company’s financial performance, please see the Voyager Technologies annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 2X Long VOYG Daily ETF (VOYX)	-64.60%
S&P 500 Index	1.19%
[1]	The Fund commenced operations on September 8, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/voyx#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$885,299
Total number of portfolio holdings	1
Total advisory fees paid (net)	$8,384
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	96%
Swap	4%
Total	100%
Material Fund Changes
On April 7, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation of the Fund. The Fund liquidated at the close of business day April 27, 2026.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 8, 2025, as amended April 7, 2026 at https://www.tradretfs.com/voyx#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/voyx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long VOYG Daily ETF
Tradr
1X Short Innovation 100
Monthly ETF
SMQ
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 1X Short Innovation 100 Monthly ETF (“Fund”) for the period of November 28, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/smq#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 1X Short Innovation 100 Monthly ETF (SMQ)	$53	1.50%[2]
1	The Fund commenced operations on November 28, 2025. If the Fund had been operational for the entire annual period of April 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 1X Short Innovation-100 Monthly ETF (“SMQ” or the “Fund”) seeks daily investment results, before fees and expenses, that correspond to one times (1x) the inverse monthly performance of the Invesco QQQ ETF (the “Reference Asset”) which itself tracks the Nasdaq-100 Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the period ended March 31, 2026, the Fund had a total return of 8.35% since inception on November 28, 2025 and an average monthly statistical correlation of over 0.99 to two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of -6.56% and an annualized volatility of 16.00%.
The Index performance was driven by the performance of its ten largest companies (NVIDIA, Microsoft, Apple, etc.) which accounted for nearly 50% of the Index weight. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	Since Inception[1]
Tradr 1X Short Innovation 100 Monthly ETF (SMQ)	8.35%
S&P 500 Index	-4.28%
[1]	The Fund commenced operations on November 28, 2025. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/smq#literature for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$810,596
Total number of portfolio holdings	1
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	90%
Swap	10%
Total	100%
Material Fund Changes
On May 20, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation of the Fund. The Plan of Liquidation authorizes the termination, liquidation and dissolution of the Fund.  The Fund will be liquidated on or about June 18, 2026.
This is summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2025, as amended May 20, 2026 at https://www.tradretfs.com/smq#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/smq#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 1X Short Innovation 100 Monthly ETF

Tradr
1X Short Innovation
Daily ETF
SARK
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 1X Short Innovation Daily ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.tradretfs.com/sark-1x-short-innovation-daily-etf. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 1X Short Innovation Daily ETF (SARK)	$82	0.99%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 1X Short Innovation ETF (“SARK” or the “Fund”) sought daily investment results, before fees and expenses, that correspond to two times (2x) the inverse daily performance of the ARK Innovation ETF (the “Reference Asset”). After fiscal year end, the Fund adjusted its leverage to one times (1X) the inverse daily performance of the Reference Security.  The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the fiscal year ending March 31, 2026, the Fund had a total return of -34.22% and an average daily statistical correlation of over 0.99 to negative two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 42.06% and an annualized volatility of 42.25%.
The Reference Asset performance was driven by the performance of its ten largest companies (Tesla, CRISPR, etc.) which accounted for over 50% of the Reference Asset weight. Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Tradr 1X Short Innovation Daily ETF (SARK)	-34.22%	-10.34%
S&P 500 Index	17.80%	9.37%
ARK Innovation ETF Index	42.06%	-12.61%
[1]	The Fund commenced operations on November 5, 2021. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/sark-1x-short-innovation-daily-etf for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$78,708,165
Total number of portfolio holdings	4
Total advisory fees paid (net)	$526,062
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	87%
Swap	13%
Total	100%
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/sark-1x-short-innovation-daily-etf. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 1X Short Innovation Daily ETF
Tradr
1.5X Short NVDA
Daily ETF
NVDS
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 1.5X Short NVDA Daily ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 1.5X Short NVDA Daily ETF (NVDS)	$80	1.15%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 1.5X Short NVDA ETF (“NVDS” or the “Fund”) sought daily investment results, before fees and expenses, that correspond to one and a half times (1.5x) the inverse daily performance of the NVIDIA common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the fiscal year ending March 31, 2026, the Fund had a total return of -61.63% and an average daily statistical correlation of over 0.99 to negative one and a half times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 60.95% and an annualized volatility of 41.23%.
The Reference Asset performance was driven by the performance of its artificial intelligence business and other business lines.  For more information on NVIDIA financial performance, please see the NVIDIA annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Tradr 1.5X Short NVDA Daily ETF (NVDS)	-61.63%	-69.22%
S&P 500 Index	17.80%	17.37%
[1]	The Fund commenced operations on July 13, 2022. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$24,325,769
Total number of portfolio holdings	2
Total advisory fees paid (net)	$207,789
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	89%
Swap	11%
Total	100%
Material Fund Changes
On October 2, 2025, the Trust’s Board approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on October 20, 2025.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2025, as amended October 3, 2025 at https://www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/nvds-1.5x-short-nvda-daily-etf. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 1.5X Short NVDA Daily ETF

Tradr
2X Short TSLA
Daily ETF
TSLQ
ANNUAL SHAREHOLDER REPORT | March 31, 2026
This annual shareholder report contains important information about the Tradr 2X Short TSLA Daily ETF (“Fund”) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/tslq-2x-short-tsla-daily-etf. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tradr 2X Short TSLA Daily ETF (TSLQ)	$69	1.15%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The Tradr 2X Short TSLA ETF (“TSLQ” or the “Fund”) sought daily investment results, before fees and expenses, that correspond to two times (2x) the inverse daily performance of the Tesla common stock (the “Reference Asset”). The Fund invests in financial instruments that the Advisor believes, in combination, should produce daily returns consistent with the Fund’s investment objective.
For the fiscal year ending March 31, 2026, the Fund had a total return of -79.89% and an average daily statistical correlation of over 0.99 to negative two times that of the return of the Reference Asset after fees and the cost of leverage financing. For the same period, the Reference Asset had a total return of 43.44% and an annualized volatility of 55.50%.
The Reference Asset performance was driven by the performance of its electrical car business.  For more information on Tesla financial performance, please see the Tesla annual shareholders report and quarterly filings.  Primary factors affecting Fund performance include the total return of the securities and derivatives held by the Fund, the performance of the assets to which any derivatives are linked, financing rates paid or earned, the types of derivative contracts used and their correlation to the Fund’s Index, expenses, transaction costs, the volatility of the Fund’s Reference Asset (and its impact on compounding), and other miscellaneous factors.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception[1]
Tradr 2X Short TSLA Daily ETF (TSLQ)	-79.89%	-58.63%
S&P 500 Index	17.80%	17.37%
[1]	The Fund commenced operations on July 13, 2022. Since Inception return is cumulative if time since inception is less than one year.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit www.tradretfs.com/tslq-2x-short-tsla-daily-etf for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$181,946,019
Total number of portfolio holdings	5
Total advisory fees paid (net)	$2,917,309
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	83%
Swap	17%
Total	100%
Material Fund Changes
On October 2, 2025, the Trust’s Board approved a one-for-three reverse share split for shares of the Fund, effective after the close of business on October 20, 2025.
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated July 31, 2025, as amended October 3, 2025 at https://www.tradretfs.com/tslq-2x-short-tsla-daily-etf.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/tslq-2x-short-tsla-daily-etf. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Short TSLA Daily ETF

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-528-7237.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Tradr ETFs	FYE 3/31/2026	FYE 3/31/2025
(a)	Audit Fees	$412,500	$93,500
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$93,300	$17,900
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Tradr ETFs	FYE 3/31/2026	FYE 3/31/2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	Tradr ETFs	FYE 3/31/2026	FYE 3/31/2025
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Tradr 2X Long ACHR Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$7,949,798
TOTAL NET ASSETS — 100.0%	$7,949,798

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Archer Aviation, Inc.	Receive	6.14% (OBFR01* + 250bps)	At Maturity	10/16/2026	$19,967,640	$-	$(14,621,059)
Marex	Archer Aviation, Inc.	Receive	6.14% (OBFR01* + 250bps)	At Maturity	7/10/2026	1,652,011	-	32,089
TOTAL EQUITY SWAP CONTRACTS								$(14,588,970)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long ALAB Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$27,383,587
TOTAL NET ASSETS — 100.0%	$27,383,587

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Astera Labs, Inc.	Receive	5.39% (OBFR01* + 175bps)	At Maturity	9/16/2026	$65,734,925	$-	$(37,093,223)
TOTAL EQUITY SWAP CONTRACTS								$(37,093,223)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long APLD Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$41,073,714
TOTAL NET ASSETS — 100.0%	$41,073,714

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Applied Digital Corporation	Receive	9.89% (OBFR01* + 625bps)	At Maturity	10/13/2026	$74,527	$-	$5,631,427
Marex	Applied Digital Corporation	Receive	8.64% (OBFR01* + 500bps)	At Maturity	11/7/2026	72,561,297	-	9,488,871
TOTAL EQUITY SWAP CONTRACTS								$15,120,298

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long APP Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$108,360,703
TOTAL NET ASSETS — 100.0%	$108,360,703

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Cantor Fitzgerald	AppLovin Corporation - Class A	Receive	6.14% (OBFR01* + 250bps)	At Maturity	2/16/2027	$43,329,832	$-	$3,011,072
Clear Street	AppLovin Corporation - Class A	Receive	5.39% (OBFR01* + 175bps)	At Maturity	5/27/2026	114,061,290	-	(11,700,671)
Marex	AppLovin Corporation - Class A	Receive	6.14% (OBFR01* + 250bps)	At Maturity	5/25/2026	12,867,534	-	216,397
TD Cowen	AppLovin Corporation - Class A	Receive	5.64% (OBFR01* + 200bps)	At Maturity	5/1/2026	42,335,692	-	3,336,791
TOTAL EQUITY SWAP CONTRACTS								$(5,136,411)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long ASTS Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$224,593,124
TOTAL NET ASSETS — 100.0%	$224,593,124

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	AST SpaceMobile, Inc.	Receive	9.64% (OBFR01* + 600bps)	At Maturity	8/26/2026	$311,071,187	$-	$(171,970,691)
Marex	AST SpaceMobile, Inc.	Receive	9.64% (OBFR01* + 600bps)	At Maturity	9/27/2026	151,908,010	-	15,220,096
TOTAL EQUITY SWAP CONTRACTS								$(156,750,595)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long CEG Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$7,832,236
TOTAL NET ASSETS — 100.0%	$7,832,236

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Constellation Energy Corporation	Receive	5.39% (OBFR01* + 175bps)	At Maturity	8/12/2026	$16,221,399	$-	$(3,089,553)
TOTAL EQUITY SWAP CONTRACTS								$(3,089,553)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long CLSK Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$16,151,029
TOTAL NET ASSETS — 100.0%	$16,151,029

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	CleanSpark, Inc.	Receive	9.14% (OBFR01* + 550bps)	At Maturity	10/20/2026	$244,589	$-	$2,206,025
Marex	CleanSpark, Inc.	Receive	8.14% (OBFR01* + 450bps)	At Maturity	11/7/2026	31,814,047	-	754,225
TOTAL EQUITY SWAP CONTRACTS								$2,960,250

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long CORZ Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$7,441,997
TOTAL NET ASSETS — 100.0%	$7,441,997

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Core Scientific, Inc.	Receive	8.64% (OBFR01* + 500bps)	At Maturity	12/9/2026	$325,785	$-	$(341,961)
Marex	Core Scientific, Inc.	Receive	6.64% (OBFR01* + 300bps)	At Maturity	12/13/2026	13,717,680	-	933,341
TOTAL EQUITY SWAP CONTRACTS								$591,380

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long CRDO Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$28,291,338
TOTAL NET ASSETS — 100.0%	$28,291,338

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Credo Technology Group Holding Ltd.	Receive	6.64% (OBFR01* + 300bps)	At Maturity	10/20/2026	$64,895,900	$-	$(18,295,360)
TOTAL EQUITY SWAP CONTRACTS								$(18,295,360)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long CRWV Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$96,552,443
TOTAL NET ASSETS — 100.0%	$96,552,443

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	CoreWeave, Inc.	Receive	7.14% (OBFR01* + 350bps)	At Maturity	8/12/2026	$78,374,951	$-	$(16,303,227)
Marex	CoreWeave, Inc.	Receive	7.14% (OBFR01* + 350bps)	At Maturity	9/22/2026	970,718	-	95,892
TD Cowen	CoreWeave, Inc.	Receive	6.14% (OBFR01* + 250bps)	At Maturity	5/1/2026	124,300,528	-	(12,127,228)
TOTAL EQUITY SWAP CONTRACTS								$(28,334,563)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long DDOG Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$2,409,992
TOTAL NET ASSETS — 100.0%	$2,409,992

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Datadog, Inc. - Class A	Receive	5.39% (OBFR01* + 175bps)	At Maturity	9/16/2026	$4,892,217	$-	$(780,035)
TOTAL EQUITY SWAP CONTRACTS								$(780,035)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long ENPH Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$2,576,308
TOTAL NET ASSETS — 100.0%	$2,576,308

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Enphase Energy, Inc.	Receive	7.64% (OBFR01* + 400bps)	At Maturity	10/20/2026	$3,928,687	$-	$602,683
Marex	Enphase Energy, Inc.	Receive	6.64% (OBFR01* + 300bps)	At Maturity	11/7/2026	842,770	-	86,596
TOTAL EQUITY SWAP CONTRACTS								$689,279

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long GEV Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$26,413,768
TOTAL NET ASSETS — 100.0%	$26,413,768

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	GE Vernova, Inc.	Receive	5.39% (OBFR01* + 175bps)	At Maturity	8/12/26	$36,072,886	$-	$13,361,456
TOTAL EQUITY SWAP CONTRACTS								$13,361,456

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long IBM Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$355,605
TOTAL NET ASSETS — 100.0%	$355,605

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Marex	International Business Machines Corporation	Receive	6.14% (OBFR01* + 250bps)	At Maturity	4/24/2027	$717,621	$-	$(7,498)
TOTAL EQUITY SWAP CONTRACTS								$(7,498)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation 100 Monthly ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Number
of Shares		Value
	EXCHANGE-TRADED FUNDS—58.3%
102,713	Invesco QQQ Trust Series 1	$59,283,889
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $60,355,063)	59,283,889

	TOTAL INVESTMENTS—58.3%
	(Cost $60,355,063)	59,283,889

	Other Assets in Excess of Liabilities—41.7%	42,373,150
	TOTAL NET ASSETS—100.0%	$101,657,039

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation 100 Monthly ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Invesco QQQ Trust, Series 1	Receive	4.64% (OBFR01* + 100bps)	At Maturity	11/30/2026	$78,073,192	$-	$(7,329,219)
TD Cowen	Invesco QQQ Trust, Series 1	Receive	4.39% (OBFR01* + 75bps)	At Maturity	5/1/2026	10,205,353	-	993,144
Wells Fargo	Invesco QQQ Trust, Series 1	Receive	4.64% (OBFR01* + 100bps)	At Maturity	3/1/2027	60,208,973	-	(315,753)
TOTAL EQUITY SWAP CONTRACTS								$(6,651,828)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation 100 Quarterly ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Number
of Shares		Value
	EXCHANGE-TRADED FUNDS—52.2%
14,117	Invesco QQQ Trust Series 1	$8,148,050
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $8,305,236)	8,148,050

	TOTAL INVESTMENTS—52.2%
	(Cost $8,305,236)	8,148,050

	Other Assets in Excess of Liabilities—47.8%	7,473,285
	TOTAL NET ASSETS—100.0%	$15,621,335

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation 100 Quarterly ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Invesco QQQ Trust, Series 1	Receive	4.64% (OBFR01* + 100bps)	At Maturity	12/9/2026	$6,734,344	$-	$(468,665)
TD Cowen	Invesco QQQ Trust, Series 1	Receive	4.39% (OBFR01* + 75bps)	At Maturity	5/1/2026	5,275,739	-	1,060,099
Wells Fargo	Invesco QQQ Trust, Series 1	Receive	4.64% (OBFR01* + 100bps)	At Maturity	7/7/2026	10,244,183	-	(166,545)
TOTAL EQUITY SWAP CONTRACTS								$424,889

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$18,727,571
TOTAL NET ASSETS — 100.0%	$18,727,571

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	ARK Innovation ETF	Receive	4.19% (OBFR01* + 55bps)	At Maturity	7/29/2026	$8,198,518	$-	$(304,068)
Goldman Sachs	ARK Innovation ETF	Receive	3.74% (OBFR01* + 10bps)	At Maturity	4/19/2027	2,614,652	-	(176,874)
TD Cowen	ARK Innovation ETF	Receive	4.14% (OBFR01* + 50bps)	At Maturity	5/1/2026	11,695,391	-	11,180,803
Wells Fargo	ARK Innovation ETF	Receive	3.64% (OBFR01*)	At Maturity	3/9/2027	6,648,127	-	(402,831)
TOTAL EQUITY SWAP CONTRACTS								$10,297,030

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long JOBY Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$19,637,527
TOTAL NET ASSETS — 100.0%	$19,637,527

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Joby Aviation, Inc.	Receive	6.39% (OBFR01* + 275bps)	At Maturity	10/13/2026	$44,751,914	$-	$(12,234,862)
Marex	Joby Aviation, Inc.	Receive	6.64% (OBFR01* + 300bps)	At Maturity	11/14/2026	3,596,380	-	(321,694)
TOTAL EQUITY SWAP CONTRACTS								$(12,556,556)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long LRCX Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$18,466,408
TOTAL NET ASSETS — 100.0%	$18,466,408

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Lam Research Corporation	Receive	5.39% (OBFR01* + 175bps)	At Maturity	9/23/2026	$40,219,457	$-	$(8,355,187)
TOTAL EQUITY SWAP CONTRACTS								$(8,355,187)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long MDB Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$3,144,206
TOTAL NET ASSETS — 100.0%	$3,144,206

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	MongoDB, Inc.	Receive	5.39% (OBFR01* + 175bps)	At Maturity	9/23/2026	$6,602,556	$-	$(2,894,329)
TOTAL EQUITY SWAP CONTRACTS								$(2,894,329)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long NBIS Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$103,441,782
TOTAL NET ASSETS — 100.0%	$103,441,782

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Nebius Group N.V.	Receive	7.14% (OBFR01* + 350bps)	At Maturity	10/13/2026	$152,130,888	$-	$22,462,353
Marex	Nebius Group N.V.	Receive	6.64% (OBFR01* + 300bps)	At Maturity	11/9/2026	21,560,215	-	3,059,135
TOTAL EQUITY SWAP CONTRACTS								$25,521,488

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long NVTS Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$18,742,029
TOTAL NET ASSETS — 100.0%	$18,742,029

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Marex	Navitas Semiconductor Corporation	Receive	8.14% (OBFR01* + 450bps)	At Maturity	11/09/2026	$35,381,746	$-	$(127,907)
TOTAL EQUITY SWAP CONTRACTS								$(127,907)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long PONY Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$3,550,591
TOTAL NET ASSETS — 100.0%	$3,550,591

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Marex	Pony AI, Inc.	Receive	7.64% (OBFR01* + 400bps)	At Maturity	11/21/2026	$6,487,295	$-	$616,331
TOTAL EQUITY SWAP CONTRACTS								$616,331

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long QBTS Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$41,037,951
TOTAL NET ASSETS — 100.0%	$41,037,951

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	D-Wave Quantum, Inc.	Receive	9.89% (OBFR01* + 625bps)	At Maturity	7/22/2026	$98,883,577	$-	$(54,306,228)
Marex	D-Wave Quantum, Inc.	Receive	10.39% (OBFR01* + 675bps)	At Maturity	5/25/2026	914,330	-	(95,348)
TOTAL EQUITY SWAP CONTRACTS								$(54,401,576)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long QUBT Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$13,515,385
TOTAL NET ASSETS — 100.0%	$13,515,385

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Quantum Computing, Inc.	Receive	11.64% (OBFR01* + 800bps)	At Maturity	10/27/2026	$631,037	$-	$(180,158)
Marex	Quantum Computing, Inc.	Receive	10.89% (OBFR01* + 725bps)	At Maturity	7/24/2026	26,988,871	-	(828,268)
TOTAL EQUITY SWAP CONTRACTS								$(1,008,426)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long RGTI Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$7,228,170
TOTAL NET ASSETS — 100.0%	$7,228,170

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Marex	Rigetti Computing, Inc.	Receive	8.14% (OBFR01* + 450bps)	At Maturity	7/24/2026	$13,769,030	$-	$683,060
TOTAL EQUITY SWAP CONTRACTS								$683,060

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long SMR Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$46,872,174
TOTAL NET ASSETS — 100.0%	$46,872,174

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Marex	Nuscale Power Corporation	Receive	11.14% (OBFR01* + 750bps)	At Maturity	9/6/2026	$95,046,070	$-	$(1,835,896)
TOTAL EQUITY SWAP CONTRACTS								$(1,835,896)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long SPY Quarterly ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Number
of Shares		Value
	EXCHANGE-TRADED FUNDS — 52.3%
8,984	SPDR S&P 500 ETF Trust	$5,842,655
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $5,823,110)	5,842,655

	TOTAL INVESTMENTS — 52.3%
	(Cost $5,823,110)	5,842,655

	Other Assets in Excess of Liabilities — 47.7%	5,328,187
	TOTAL NET ASSETS — 100.0%	$11,170,842

ETF – Exchange-Traded Fund

See accompanying Notes to Financial Statements.

Tradr 2X Long SPY Quarterly ETF

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2026

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	SPDR S&P 500 ETF Trust	Receive	4.64% (OBFR01* + 100bps)	At Maturity	12/9/2026	$4,667,259	$-	$(165,148)
TD Cowen	SPDR S&P 500 ETF Trust	Receive	4.39% (OBFR01* + 75bps)	At Maturity	5/1/2026	5,484,469	-	488,634
Wells Fargo	SPDR S&P 500 ETF Trust	Receive	4.64% (OBFR01* + 100bps)	At Maturity	7/7/2026	5,559,375	-	234,814
TOTAL EQUITY SWAP CONTRACTS								$558,300

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long TEM Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$38,399,224
TOTAL NET ASSETS — 100.0%	$38,399,224

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Tempus AI, Inc.	Receive	7.14% (OBFR01* + 350bps)	At Maturity	6/22/2026	$49,764,485	$-	$(9,119,675)
Marex	Tempus AI, Inc.	Receive	7.64% (OBFR01* + 400bps)	At Maturity	6/13/2026	33,814,290	-	(421,436)
TOTAL EQUITY SWAP CONTRACTS								$(9,541,111)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long U Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$4,234,005
TOTAL NET ASSETS — 100.0%	$4,234,005

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Unity Software, Inc.	Receive	5.89% (OBFR01* + 225bps)	At Maturity	10/20/2026	$7,449,770	$-	$(2,353,997)
TOTAL EQUITY SWAP CONTRACTS								$(2,353,997)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long UPST Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$20,711,636
TOTAL NET ASSETS — 100.0%	$20,711,636

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	Upstart Holdings, Inc.	Receive	9.14% (OBFR01* + 550bps)	At Maturity	9/16/2026	$54,536,475	$-	$(55,270,923)
Marex	Upstart Holdings, Inc.	Receive	8.64% (OBFR01* + 500bps)	At Maturity	7/10/2026	1,667,416	-	(18,283)
TOTAL EQUITY SWAP CONTRACTS								$(55,289,206)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long VOYG Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$885,299
TOTAL NET ASSETS — 100.0%	$885,299

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Marex	Voyager Technologies, Inc.	Receive	8.64% (OBFR01* + 500bps)	At Maturity	11/21/2026	$1,728,681	$-	$38,328
TOTAL EQUITY SWAP CONTRACTS								$38,328

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 1X Short Innovation 100 Monthly ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$810,596
TOTAL NET ASSETS — 100.0%	$810,596

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
TD Cowen	Invesco QQQ Trust	Pay	3.14% (OBFR01* - 50bps)	At Maturity	5/1/2026	$(863,684)	$-	$77,683
TOTAL EQUITY SWAP CONTRACTS								$77,683

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 1X Short Innovation Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$78,708,165
TOTAL NET ASSETS — 100.0%	$78,708,165

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	ARK Innovation ETF	Pay	1.14% (OBFR01* - 250bps)	At Maturity	2/10/2027	$(25,893,813)	$-	$2,379,781
Goldman Sachs	ARK Innovation ETF	Pay	0.74% (OBFR01** - 290bps)	At Maturity	5/7/2026	(337,342)	-	26,780
TD Cowen	ARK Innovation ETF	Pay	-1.36% (OBFR01* - 500bps)	At Maturity	5/1/2026	(23,662,643)	-	6,620,997
Wells Fargo	ARK Innovation ETF	Pay	1.14% (OBFR01* - 250bps)	At Maturity	3/1/2027	(37,100,633)	-	1,317,550
TOTAL EQUITY SWAP CONTRACTS								$10,345,108

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 1.5X Short NVDA Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$24,325,769
TOTAL NET ASSETS — 100.0%	$24,325,769

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	NVIDIA Corporation	Pay	3.14% (OBFR01* -50bps)	At Maturity	2/10/2027	$(13,144,092)	$-	$319,830
TD Cowen	NVIDIA Corporation	Pay	3.29% (OBFR01* -35bps)	At Maturity	5/1/2026	(26,820,526)	-	2,400,286
TOTAL EQUITY SWAP CONTRACTS								$2,720,116

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Short TSLA Daily ETF

SCHEDULE OF INVESTMENTS

As of March 31, 2026

Value
Other Assets in Excess of Liabilities — 100.0%	$181,946,019
TOTAL NET ASSETS — 100.0%	$181,946,019

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Cantor Fitzgerald	Tesla, Inc.	Pay	2.64% (OBFR01* -100bps)	At Maturity	10/23/2026	$(107,857,360)	$-	$8,803,537
Clear Street	Tesla, Inc.	Pay	2.64% (OBFR01* -100bps)	At Maturity	1/5/2027	(65,100,019)	-	(4,280,132)
Goldman Sachs	Tesla, Inc.	Pay	3.44% (OBFR01* -20bps)	At Maturity	4/6/2026	(49,619,331)	-	4,259,703
Marex	Tesla, Inc.	Pay	5.14% (OBFR01* +150bps)	At Maturity	5/22/2026	(11,901,282)	-	(394,229)
TD Cowen	Tesla, Inc.	Pay	3.14% (OBFR01* -50bps)	At Maturity	5/1/2026	(169,308,858)	-	21,939,675
TOTAL EQUITY SWAP CONTRACTS								$30,328,554

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2026

	Tradr 2X Long ACHR Daily ETF		Tradr 2X Long ALAB Daily ETF
Assets:
Cash	$1,064,876		$1,860,957
Cash collateral held for open swap contracts	21,496,832		62,670,000
Unrealized appreciation on open swap contracts	32,089		-
Receivables:
Fund shares sold	-		-
Total assets	22,593,797		64,530,957

Liabilities:
Unrealized depreciation on open swap contracts	14,621,059		37,093,223
Payables:
Fund shares redeemed	-		-
Advisory fees	22,940		54,147
Payable for cash collateral	-		-
Total liabilities	14,643,999		37,147,370
Commitments and contingencies (Note 3)
Net Assets	$7,949,798		$27,383,587

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$31,033,554		$86,068,366
Total distributable earnings (accumulated deficit)	(23,083,756)		(58,684,779)
Net Assets	$7,949,798		$27,383,587

Shares of beneficial interest issued and outstanding	542,983	[1]	1,828,315	[2]
Net asset value per share	$14.64		$14.98

[1]	The Fund had a 1-5 reverse stock split after the close of business December 1, 2025. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026

	Tradr 2X Long APLD Daily ETF		Tradr 2X Long APP Daily ETF
Assets:
Cash	$1,607,398		$83,336
Cash collateral held for open swap contracts	29,067,570		121,674,214
Unrealized appreciation on open swap contracts	15,120,298		6,564,260
Receivables:
Fund shares sold	926,619		-
Total assets	46,721,885		128,321,810

Liabilities:
Unrealized depreciation on open swap contracts	-		11,700,671
Payables:
Fund shares redeemed	-		8,076,545
Advisory fees	68,171		183,891
Payable for cash collateral	5,580,000		-
Total liabilities	5,648,171		19,961,107
Commitments and contingencies (Note 3)
Net Assets	$41,073,714		$108,360,703

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$59,141,179		$112,030,281
Total distributable earnings (accumulated deficit)	(18,067,465)		(3,669,578)
Net Assets	$41,073,714		$108,360,703

Shares of beneficial interest issued and outstanding	3,770,000	[1]	3,963,316	[2,3]
Net asset value per share	$10.89		$27.34

[1]	The Fund had a 3-1 forward stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.
[3]	The Fund had a 3-1 forward stock split after the close of business October 20, 2025. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026

	Tradr 2X Long ASTS Daily ETF	Tradr 2X Long CEG Daily ETF
Assets:
Cash	$8,484,007	$888,202
Cash collateral held for open swap contracts	365,772,581	9,660,000
Unrealized appreciation on open swap contracts	15,220,096	-
Receivables:
Fund shares sold	7,277,100	395,627
Total assets	396,753,784	10,943,829

Liabilities:
Unrealized depreciation on open swap contracts	171,970,691	3,089,553
Payables:
Advisory fees	189,969	22,040
Payable for cash collateral	-	-
Total liabilities	172,160,660	3,111,593
Commitments and contingencies (Note 3)
Net Assets	$224,593,124	$7,832,236

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$191,130,651	$11,099,964
Total distributable earnings (accumulated deficit)	33,462,473	(3,267,728)
Net Assets	$224,593,124	$7,832,236

Shares of beneficial interest issued and outstanding	6,175,000	495,000
Net asset value per share	$36.37	$15.82

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026

	Tradr 2X Long CLSK Daily ETF	Tradr 2X Long CORZ Daily ETF
Assets:
Cash	$1,543,999	$1,248,688
Cash collateral held for open swap contracts	10,923,852	5,437,962
Unrealized appreciation on open swap contracts	2,960,250	933,341
Receivables:
Fund shares sold	2,870,688	173,152
Total assets	18,298,789	7,793,143

Liabilities:
Unrealized depreciation on open swap contracts	-	341,961
Payables:
Advisory fees	27,760	9,185
Payable for cash collateral	2,120,000	-
Total liabilities	2,147,760	351,146
Commitments and contingencies (Note 3)
Net Assets	$16,151,029	$7,441,997

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$76,553,300	$9,021,188
Total distributable earnings (accumulated deficit)	(60,402,271)	(1,579,191)
Net Assets	$16,151,029	$7,441,997

Shares of beneficial interest issued and outstanding	1,915,000	860,000
Net asset value per share	$8.43	$8.65

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026

	Tradr 2X Long CRDO Daily ETF		Tradr 2X Long CRWV Daily ETF
Assets:
Cash	$508,935		$5,210,586
Cash collateral held for open swap contracts	45,825,000		119,860,771
Unrealized appreciation on open swap contracts	-		95,892
Receivables:
Fund shares sold	301,863		-
Due from other	-		512,100
Total assets	46,635,798		125,679,349

Liabilities:
Unrealized depreciation on open swap contracts	18,295,360		28,430,455
Payables:
Fund shares redeemed	-		576,363
Advisory fees	49,100		120,088
Total liabilities	18,344,460		29,126,906
Commitments and contingencies (Note 3)
Net Assets	$28,291,338		$96,552,443

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$67,492,679		$132,527,968
Total distributable earnings (accumulated deficit)	(39,201,341)		(35,975,525)
Net Assets	$28,291,338		$96,552,443

Shares of beneficial interest issued and outstanding	1,874,982	[1]	5,026,980	[2]
Net asset value per share	$15.09		$19.21

[1]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund had a 1-5 reverse stock split after the close of business December 1, 2025. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026

	Tradr 2X Long DDOG Daily ETF	Tradr 2X Long ENPH Daily ETF
Assets:
Cash	$126,153	$109,897
Cash collateral held for open swap contracts	3,070,000	1,784,346
Unrealized appreciation on open swap contracts	-	689,279
Receivables:
Fund shares sold	-	-
Due from other	-	-
Total assets	3,196,153	2,583,522

Liabilities:
Unrealized depreciation on open swap contracts	780,035	-
Payables:
Fund shares redeemed	-	-
Advisory fees	6,126	7,214
Total liabilities	786,161	7,214
Commitments and contingencies (Note 3)
Net Assets	$2,409,992	$2,576,308

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$3,190,027	$2,025,008
Total distributable earnings (accumulated deficit)	(780,035)	551,300
Net Assets	$2,409,992	$2,576,308

Shares of beneficial interest issued and outstanding	150,000	155,000
Net asset value per share	$16.07	$16.62

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026

	Tradr 2X Long GEV Daily ETF	Tradr 2X Long IBM Daily ETF

Assets:
Investments, at value (cost $0 and $0, respectively)	$-	$-
Cash	1,583,432	68,328
Cash collateral held for open swap contracts	11,510,000	294,858
Unrealized appreciation on open swap contracts	13,361,456	-
Receivables:
Investment securities sold	-	-
Fund shares sold	-	-
Prepaid expenses	-	-
Total assets	26,454,888	363,186

Liabilities:
Unrealized depreciation on open swap contracts	-	7,498
Payables:
Advisory fees	41,120	83
Fund administration fees	-	-
Transfer agent fees and expenses	-	-
Custody fees	-	-
Fund accounting fees	-	-
Auditing fees	-	-
Chief Compliance Officer fees	-	-
Trustees' deferred compensation (Note 3)	-	-
Accrued other expenses	-	-
Total liabilities	41,120	7,581
Commitments and contingencies (Note 3)
Net Assets	$26,413,768	$355,605

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$13,457,836	$362,825
Total distributable earnings (accumulated deficit)	12,955,932	(7,220)
Net Assets	$26,413,768	$355,605

Shares of beneficial interest issued and outstanding	510,000	15,000
Net asset value per share	$51.79	$23.71

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026

	Tradr 2X Long Innovation 100 Monthly ETF		Tradr 2X Long Innovation 100 Quarterly ETF
Assets:
Investments, at value (cost $60,355,063 and $8,305,236, respectively)	$59,283,889		$8,148,050
Cash	2,456,995		759,316
Cash collateral held for open swap contracts	43,045,000		5,660,157
Unrealized appreciation on open swap contracts	993,144		1,060,099
Receivables:
Investment securities sold	3,572,105		669,517
Fund shares sold	-		-
Prepaid expenses	20,792		8,064
Total assets	109,371,925		16,305,203

Liabilities:
Unrealized depreciation on open swap contracts	7,644,972		635,210
Payables:
Advisory fees	38,930		13,240
Fund administration fees	-		5,839
Transfer agent fees and expenses	2,263		5,209
Custody fees	3,081		1,714
Fund accounting fees	4,019		-
Auditing fees	13,562		13,639
Chief Compliance Officer fees	-		3,674
Trustees' deferred compensation (Note 3)	8,059		2,673
Accrued other expenses	-		2,670
Total liabilities	7,714,886		683,868
Commitments and contingencies (Note 3)
Net Assets	$101,657,039		$15,621,335

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$100,340,549		$14,664,307
Total distributable earnings (accumulated deficit)	1,316,490		957,028
Net Assets	$101,657,039		$15,621,335

Shares of beneficial interest issued and outstanding	646,991	[1]	102,994	[2]
Net asset value per share	$157.12		$151.67

[1]	The Fund had a 1-5 reverse stock split after the close of business June 2, 2025. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund had a 1-5 reverse stock split after the close of business June 2, 2025. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026

	Tradr 2X Long Innovation ETF	Tradr 2X Long JOBY Daily ETF
Assets:
Cash	$3,906,140	$506,890
Cash collateral held for open swap contracts	9,380,001	31,728,553
Unrealized appreciation on open swap contracts	11,180,803	-
Receivables:
Fund shares sold	-	-
Prepaid expenses	273	-
Total assets	24,467,217	32,235,443

Liabilities:
Unrealized depreciation on open swap contracts	883,773	12,556,556
Payables:
Advisory fees	8,642	41,360
Fund administration fees	15,889	-
Transfer agent fees and expenses	10,306	-
Custody fees	6,706	-
Payable for cash collateral	4,730,096	-
Fund accounting fees	14,442	-
Auditing fees	18,600	-
Chief Compliance Officer fees	4,778	-
Trustees' deferred compensation (Note 3)	17,580	-
Legal fees	5,098	-
Trustees' fees and expenses	3,086	-
Shareholder reporting fees	7,521	-
Accrued other expenses	13,129	-
Total liabilities	5,739,646	12,597,916
Commitments and contingencies (Note 3)
Net Assets	$18,727,571	$19,637,527

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$(5,092,822)	$60,160,209
Total distributable earnings (accumulated deficit)	23,820,393	(40,522,682)
Net Assets	$18,727,571	$19,637,527

Shares of beneficial interest issued and outstanding	531,380	1,069,982	[1]
Net asset value per share	$35.24	$18.35

[1]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026

	Tradr 2X Long LRCX Daily ETF		Tradr 2X Long MDB Daily ETF
Assets:
Cash	$1,374,181		$186,849
Cash collateral held for open swap contracts	25,480,000		5,860,000
Unrealized appreciation on open swap contracts	-		-
Receivables:
Fund shares sold	-		-
Prepaid expenses	-		-
Total assets	26,854,181		6,046,849

Liabilities:
Unrealized depreciation on open swap contracts	8,355,187		2,894,329
Payables:
Advisory fees	32,586		8,314
Fund administration fees	-		-
Transfer agent fees and expenses	-		-
Custody fees	-		-
Payable for cash collateral	-		-
Fund accounting fees	-		-
Auditing fees	-		-
Chief Compliance Officer fees	-		-
Trustees' deferred compensation (Note 3)	-		-
Legal fees	-		-
Trustees' fees and expenses	-		-
Shareholder reporting fees	-		-
Accrued other expenses	-		-
Total liabilities	8,387,773		2,902,643
Commitments and contingencies (Note 3)
Net Assets	$18,466,408		$3,144,206

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$15,689,803		$5,311,776
Total distributable earnings (accumulated deficit)	2,776,605		(2,167,570)
Net Assets	$18,466,408		$3,144,206

Shares of beneficial interest issued and outstanding	595,000	[1]	160,000
Net asset value per share	$31.04		$19.65

[1]	The Fund had a 3-1 forward stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026

	Tradr 2X Long NBIS Daily ETF	Tradr 2X Long NVTS Daily ETF
Assets:
Cash	$9,758,069	$1,095,269
Cash collateral held for open swap contracts	63,641,576	17,804,044
Unrealized appreciation on open swap contracts	25,521,488	-
Receivables:
Fund shares sold	4,673,959	-
Total assets	103,595,092	18,899,313

Liabilities:
Unrealized depreciation on open swap contracts	-	127,907
Payables:
Advisory fees	153,310	29,377
Total liabilities	153,310	157,284
Commitments and contingencies (Note 3)
Net Assets	$103,441,782	$18,742,029

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$171,251,808	$35,807,562
Total distributable earnings (accumulated deficit)	(67,810,026)	(17,065,533)
Net Assets	$103,441,782	$18,742,029

Shares of beneficial interest issued and outstanding	3,210,000	890,000
Net asset value per share	$32.22	$21.06

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026

	Tradr 2X Long PONY Daily ETF	Tradr 2X Long QBTS Daily ETF
Assets:
Cash	$156,145	$992,731
Cash collateral held for open swap contracts	2,788,864	92,948,040
Unrealized appreciation on open swap contracts	616,331	-
Receivables:
Fund shares sold	-	1,577,940
Total assets	3,561,340	95,518,711

Liabilities:
Unrealized depreciation on open swap contracts	-	54,401,576
Payables:
Advisory fees	10,749	79,184
Total liabilities	10,749	54,480,760
Commitments and contingencies (Note 3)
Net Assets	$3,550,591	$41,037,951

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$10,350,867	$95,783,040
Total distributable earnings (accumulated deficit)	(6,800,276)	(54,745,089)
Net Assets	$3,550,591	$41,037,951

Shares of beneficial interest issued and outstanding	510,000	5,205,000	[1]
Net asset value per share	$6.96	$7.88

[1]	The Fund had a 3-1 forward stock split after the close of business October 20, 2025. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026

	Tradr 2X Long QUBT Daily ETF		Tradr 2X Long RGTI Daily ETF
Assets:
Investments, at value (cost $0 and $0, respectively)	$-		$-
Cash	691,341		335,112
Cash collateral held for open swap contracts	13,863,161		6,229,240
Unrealized appreciation on open swap contracts	-		683,060
Receivables:
Investment securities sold	-		-
Fund shares sold	-		-
Dividends and interest	-		-
Prepaid expenses	-		-
Total assets	14,554,502		7,247,412

Liabilities:
Unrealized depreciation on open swap contracts	1,008,426		-
Payables:
Advisory fees	30,691		19,242
Fund administration fees	-		-
Transfer agent fees and expenses	-		-
Custody fees	-		-
Auditing fees	-		-
Chief Compliance Officer fees	-		-
Trustees' deferred compensation (Note 3)	-		-
Legal fees	-		-
Trustees' fees and expenses	-		-
Accrued other expenses	-		-
Total liabilities	1,039,117		19,242
Commitments and contingencies (Note 3)
Net Assets	$13,515,385		$7,228,170

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$128,877,088		$27,795,295
Total distributable earnings (accumulated deficit)	(115,361,703)		(20,567,125)
Net Assets	$13,515,385		$7,228,170

Shares of beneficial interest issued and outstanding	1,789,982	[1]	501,652	[2,3]
Net asset value per share	$7.55		$14.41

[1]	The Fund had a 1-5 reverse stock split after the close of business December 1, 2025. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund had a 3-1 forward stock split after the close of business October 20, 2025. See Note 4 in the accompanying Notes to Financial Statements.
[3]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026

	Tradr 2X Long SMR Daily ETF		Tradr 2X Long SPY Quarterly ETF
Assets:
Investments, at value (cost $0 and $5,823,110, respectively)	$-		$5,842,655
Cash	2,291,915		473,907
Cash collateral held for open swap contracts	46,493,654		3,961,146
Unrealized appreciation on open swap contracts	-		723,448
Receivables:
Investment securities sold	-		363,534
Fund shares sold	-		-
Dividends and interest	-		17,149
Prepaid expenses	-		2,858
Total assets	48,785,569		11,384,697

Liabilities:
Unrealized depreciation on open swap contracts	1,835,896		165,148
Payables:
Advisory fees	77,499		9,709
Fund administration fees	-		2,737
Transfer agent fees and expenses	-		3,891
Custody fees	-		3,107
Auditing fees	-		13,639
Chief Compliance Officer fees	-		3,610
Trustees' deferred compensation (Note 3)	-		2,971
Legal fees	-		1,919
Trustees' fees and expenses	-		2,341
Accrued other expenses	-		4,783
Total liabilities	1,913,395		213,855
Commitments and contingencies (Note 3)
Net Assets	$46,872,174		$11,170,842

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$347,768,440		$9,845,669
Total distributable earnings (accumulated deficit)	(300,896,266)		1,325,173
Net Assets	$46,872,174		$11,170,842

Shares of beneficial interest issued and outstanding	3,389,641	[1,2]	76,988	[3]
Net asset value per share	$13.83		$145.10

[1]	The Fund had a 1-5 reverse stock split after the close of business December 1, 2025. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.
[3]	The Fund had a 1-5 reverse stock split after the close of business June 2, 2025. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026

	Tradr 2X Long TEM Daily ETF		Tradr 2X Long U Daily ETF
Assets:
Cash	$1,215,798		$66,520
Cash collateral held for open swap contracts	46,782,470		6,530,000
Unrealized appreciation on open swap contracts	-		-
Receivables:
Fund shares sold	-		-
Total assets	47,998,268		6,596,520

Liabilities:
Unrealized depreciation on open swap contracts	9,541,111		2,353,997
Payables:
Advisory fees	57,933		8,518
Total liabilities	9,599,044		2,362,515
Commitments and contingencies (Note 3)
Net Assets	$38,399,224		$4,234,005

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$65,282,788		$6,919,009
Total distributable earnings (accumulated deficit)	(26,883,564)		(2,685,004)
Net Assets	$38,399,224		$4,234,005

Shares of beneficial interest issued and outstanding	2,163,318	[1]	141,986	[2]
Net asset value per share	$17.75		$29.82

[1]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund had a 1-10 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026

	Tradr 2X Long UPST Daily ETF		Tradr 2X Long VOYG Daily ETF
Assets:
Cash	$506,613		$159,906
Cash collateral held for open swap contracts	75,531,821		689,406
Unrealized appreciation on open swap contracts	-		38,328
Receivables:
Fund shares sold	-		-
Total assets	76,038,434		887,640

Liabilities:
Unrealized depreciation on open swap contracts	55,289,206		-
Payables:
Advisory fees	37,592		2,341
Total liabilities	55,326,798		2,341
Commitments and contingencies (Note 3)
Net Assets	$20,711,636		$885,299

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$117,674,349		$2,091,793
Total distributable earnings (accumulated deficit)	(96,962,713)		(1,206,494)
Net Assets	$20,711,636		$885,299

Shares of beneficial interest issued and outstanding	1,480,983	[1]	100,000
Net asset value per share	$13.99		$8.85

[1]	The Fund had a 1-5 reverse stock split after the close of business December 1, 2025. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026

	Tradr 1X Short Innovation 100 Monthly ETF	Tradr 1X Short Innovation Daily ETF
Assets:
Cash	$619,139	$50,081,158
Cash collateral held for open swap contracts	150,000	18,461,060
Unrealized appreciation on open swap contracts	77,683	10,345,108
Receivables:
Fund shares sold	-	-
Due from Advisor	14,401	-
Prepaid offering costs	8,356	-
Prepaid expenses	-	753
Total assets	869,579	78,888,079

Liabilities:
Unrealized depreciation on open swap contracts	-	-
Payables:
Fund shares redeemed	-	-
Advisory fees	-	46,754
Fund administration fees	3,238	9,625
Transfer agent fees and expenses	7,924	6,565
Custody fees	1,542	15,482
Fund accounting fees	11,295	14,317
Auditing fees	15,500	18,600
Chief Compliance Officer fees	305	6,257
Trustees' deferred compensation (Note 3)	10	35,599
Legal fees	2,104	-
Trustees' fees and expenses	1,564	2,785
Shareholder reporting fees	2,144	2,697
Due to Advisor - offering costs	12,500	-
Accrued other expenses	857	21,233
Total liabilities	58,983	179,914
Commitments and contingencies (Note 3)
Net Assets	$810,596	$78,708,165

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$723,760	$179,199,512
Total distributable earnings (accumulated deficit)	86,836	(100,491,347)
Net Assets	$810,596	$78,708,165

Shares of beneficial interest issued and outstanding	15,000	2,378,308
Net asset value per share	$54.04	$33.09

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026

	Tradr 1.5X Short NVDA Daily ETF		Tradr 2X Short TSLA Daily ETF
Assets:
Cash	$6,316,935		$637,516
Cash collateral held for open swap contracts	17,232,441		158,362,469
Unrealized appreciation on open swap contracts	2,720,116		35,002,915
Receivables:
Fund shares sold	-		-
Due from Advisor	-		-
Prepaid offering costs	-		-
Prepaid expenses	274		3,188
Total assets	26,269,766		194,006,088

Liabilities:
Unrealized depreciation on open swap contracts	-		4,674,361
Payables:
Fund shares redeemed	1,775,844		7,041,807
Advisory fees	16,340		20,775
Fund administration fees	15,652		82,935
Transfer agent fees and expenses	31,206		36,614
Custody fees	16,204		53,562
Fund accounting fees	14,734		28,598
Auditing fees	18,819		18,600
Chief Compliance Officer fees	3,716		10,272
Trustees' deferred compensation (Note 3)	17,893		62,709
Legal fees	3,555		12,492
Trustees' fees and expenses	4,592		8,852
Shareholder reporting fees	9,028		6,496
Due to Advisor - offering costs	-		-
Accrued other expenses	16,414		1,996
Total liabilities	1,943,997		12,060,069
Commitments and contingencies (Note 3)
Net Assets	$24,325,769		$181,946,019

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$235,813,175		$824,441,130
Total distributable earnings (accumulated deficit)	(211,487,406)		(642,495,111)
Net Assets	$24,325,769		$181,946,019

Shares of beneficial interest issued and outstanding	821,700	[1]	7,401,350	[1]
Net asset value per share	$29.60		$24.58

[1]	The Fund had a 1-3 reverse stock split after the close of business October 20, 2025. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS

For the Year/Period Ended March 31, 2026

	Tradr 2X Long ACHR Daily ETF[1]	Tradr 2X Long ALAB Daily ETF[2]
Investment Income:
Interest	$479,014	$1,081,826
Total investment income	479,014	1,081,826

Expenses:
Advisory fees	176,825	302,901
Interest expense	5	-
Total expenses	176,830	302,901
Net investment income (loss)	302,184	778,925

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	-	-
Swap contracts	(10,189,276)	(23,450,226)
Net realized gain (loss)	(10,189,276)	(23,450,226)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(14,588,970)	(37,093,223)
Net change in unrealized appreciation/depreciation	(14,588,970)	(37,093,223)
Net realized and unrealized gain (loss)	(24,778,246)	(60,543,449)

Net Increase (Decrease) in Net Assets from Operations	$(24,476,062)	$(59,764,524)

[1]	The Fund commenced operations on June 9, 2025.
[2]	The Fund commenced operations on August 11, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended March 31, 2026

	Tradr 2X Long APLD Daily ETF[1]	Tradr 2X Long APP Daily ETF[2]
Investment Income:
Interest	$609,284	$1,457,312
Total investment income	609,284	1,457,312

Expenses:
Advisory fees	318,700	962,313
Interest expense	52,838	43,741
Total expenses	371,538	1,006,054
Net investment income (loss)	237,746	451,258

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	-	1,253,875
Swap contracts	(35,335,437)	6,693,845
Net realized gain (loss)	(35,335,437)	7,947,720
Net change in unrealized appreciation/depreciation on:
Swap contracts	15,120,298	(5,136,411)
Net change in unrealized appreciation/depreciation	15,120,298	(5,136,411)
Net realized and unrealized gain (loss)	(20,215,139)	2,811,309

Net Increase (Decrease) in Net Assets from Operations	$(19,977,393)	$3,262,567

[1]	The Fund commenced operations on September 8, 2025.
[2]	The Fund commenced operations on April 24, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended March 31, 2026

	Tradr 2X Long ASTS Daily ETF[1]	Tradr 2X Long CEG Daily ETF[1]
Investment Income:
Interest	$3,192,253	$139,482
Total investment income	3,192,253	139,482

Expenses:
Advisory fees	1,411,667	53,422
Interest expense	-	-
Total expenses	1,411,667	53,422
Net investment income (loss)	1,780,586	86,060

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	188,432,482	(347,166)
Net realized gain (loss)	188,432,482	(347,166)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(156,750,595)	(3,089,553)
Net change in unrealized appreciation/depreciation	(156,750,595)	(3,089,553)
Net realized and unrealized gain (loss)	31,681,887	(3,436,719)

Net Increase (Decrease) in Net Assets from Operations	$33,462,473	$(3,350,659)

[1]	The Fund commenced operations on July 10, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended March 31, 2026

	Tradr 2X Long CLSK Daily ETF[1]	Tradr 2X Long CORZ Daily ETF[2]
Investment Income:
Interest	$372,206	$60,277
Total investment income	372,206	60,277

Expenses:
Advisory fees	190,761	26,990
Interest expense	23,758	-
Total expenses	214,519	26,990
Net investment income (loss)	157,687	33,287

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(64,954,505)	(2,288,650)
Net realized gain (loss)	(64,954,505)	(2,288,650)
Net change in unrealized appreciation/depreciation on:
Swap contracts	2,960,250	591,380
Net change in unrealized appreciation/depreciation	2,960,250	591,380
Net realized and unrealized gain (loss)	(61,994,255)	(1,697,270)

Net Increase (Decrease) in Net Assets from Operations	$(61,836,568)	$(1,663,983)

[1]	The Fund commenced operations on September 15, 2025.
[2]	The Fund commenced operations on November 4, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended March 31, 2026

	Tradr 2X Long CRDO Daily ETF[1]	Tradr 2X Long CRWV Daily ETF[2]
Investment Income:
Interest	$423,334	$2,878,446
Total investment income	423,334	2,878,446

Expenses:
Advisory fees	161,049	1,399,376
Interest expense	-	1,948
Total expenses	161,049	1,401,324
Net investment income (loss)	262,285	1,477,122

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(21,618,085)	(10,663,063)
Net realized gain (loss)	(21,618,085)	(10,663,063)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(18,295,360)	(28,334,563)
Net change in unrealized appreciation/depreciation	(18,295,360)	(28,334,563)
Net realized and unrealized gain (loss)	(39,913,445)	(38,997,626)

Net Increase (Decrease) in Net Assets from Operations	$(39,651,160)	$(37,520,504)

[1]	The Fund commenced operations on September 15, 2025.
[2]	The Fund commenced operations on July 10, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended March 31, 2026

	Tradr 2X Long DDOG Daily ETF[1]	Tradr 2X Long ENPH Daily ETF[2]
Investment Income:
Interest	$37,976	$64,438
Total investment income	37,976	64,438

Expenses:
Advisory fees	16,642	25,748
Interest expense	-	-
Total expenses	16,642	25,748
Net investment income (loss)	21,334	38,690

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(109,354)	(219,685)
Net realized gain (loss)	(109,354)	(219,685)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(780,035)	689,279
Net change in unrealized appreciation/depreciation	(780,035)	689,279
Net realized and unrealized gain (loss)	(889,389)	469,594

Net Increase (Decrease) in Net Assets from Operations	$(868,055)	$508,284

[1]	The Fund commenced operations on August 11, 2025.
[2]	The Fund commenced operations on September 15, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended March 31, 2026

	Tradr 2X Long GEV Daily ETF[1]	Tradr 2X Long IBM Daily ETF[2]
Investment Income:
Dividends	$-	$-
Interest	391,659	336
Total investment income	391,659	336

Expenses:
Advisory fees	175,911	83
Fund administration fees	-	-
Transfer agent fees and expenses	-	-
Custody fees	-	-
Interest expense	20	-
Fund accounting fees	-	-
Shareholder reporting fees	-	-
Legal fees	-	-
Auditing fees	-	-
Trustees' fees and expenses	-	-
Insurance fees	-	-
Chief Compliance Officer fees	-	-
Offering costs	-	-
Miscellaneous	-	-
Total expenses	175,931	83
Advisory fees (waived) recovered	-	-
Net expenses	175,931	83
Net investment income (loss)	215,728	253

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	-	-
Swap contracts	(1,163,979)	25
Net realized gain (loss)	(1,163,979)	25
Net change in unrealized appreciation/depreciation on:
Investments	-	-
Swap contracts	13,361,456	(7,498)
Net change in unrealized appreciation/depreciation	13,361,456	(7,498)
Net realized and unrealized gain (loss)	12,197,477	(7,473)

Net Increase (Decrease) in Net Assets from Operations	$12,413,205	$(7,220)

[1]	The Fund commenced operations on July 10, 2025.
[2]	The Fund commenced operations on March 23, 2026.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended March 31, 2026

	Tradr 2X Long Innovation 100 Monthly ETF	Tradr 2X Long Innovation 100 Quarterly ETF
Investment Income:
Dividends	$206,930	$26,929
Interest	1,241,518	344,359
Total investment income	1,448,448	371,288

Expenses:
Advisory fees	793,018	158,253
Fund administration fees	47,036	45,720
Transfer agent fees and expenses	17,787	13,077
Custody fees	5,092	7,688
Interest expense	-	-
Fund accounting fees	29,289	23,462
Shareholder reporting fees	11,196	4,598
Legal fees	7,332	6,475
Auditing fees	13,562	13,639
Trustees' fees and expenses	10,090	3,563
Insurance fees	226	585
Chief Compliance Officer fees	2,884	2,476
Offering costs	5,376	6,266
Miscellaneous	3,530	5,529
Total expenses	946,418	291,331
Advisory fees (waived) recovered	34,330	(93,734)
Net expenses	980,748	197,597
Net investment income (loss)	467,700	173,691

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	1,538,457	(17,290)
Swap contracts	11,620,054	660,722
Net realized gain (loss)	13,158,511	643,432
Net change in unrealized appreciation/depreciation on:
Investments	(1,071,174)	(157,186)
Swap contracts	(5,610,543)	1,851,899
Net change in unrealized appreciation/depreciation	(6,681,717)	1,694,713
Net realized and unrealized gain (loss)	6,476,794	2,338,145

Net Increase (Decrease) in Net Assets from Operations	$6,944,494	$2,511,836

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended March 31, 2026

	Tradr 2X Long Innovation ETF	Tradr 2X Long JOBY Daily ETF[1]
Investment Income:
Interest	$715,062	$560,689
Total investment income	715,062	560,689

Expenses:
Advisory fees	381,610	195,018
Fund administration fees	53,606	-
Transfer agent fees and expenses	27,135	-
Custody fees	7,266	-
Interest expense	133,116	-
Fund accounting fees	42,482	-
Shareholder reporting fees	17,436	-
Legal fees	13,201	-
Auditing fees	18,600	-
Trustees' fees and expenses	10,906	-
Insurance fees	2,597	-
Chief Compliance Officer fees	6,471	-
Miscellaneous	2,734	-
Total expenses	717,160	195,018
Advisory fees (waived) recovered	(121,897)	-
Net expenses	595,263	195,018
Net investment income (loss)	119,799	365,671

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(4,085,262)	-
Swap contracts	44,097,328	(29,235,026)
Net realized gain (loss)	40,012,066	(29,235,026)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(4,590,427)	(12,556,556)
Net change in unrealized appreciation/depreciation	(4,590,427)	(12,556,556)
Net realized and unrealized gain (loss)	35,421,639	(41,791,582)

Net Increase (Decrease) in Net Assets from Operations	$35,541,438	$(41,425,911)

[1]	The Fund commenced operations on September 8, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended March 31, 2026

	Tradr 2X Long LRCX Daily ETF[1]	Tradr 2X Long MDB Daily ETF[1]
Investment Income:
Interest	$182,738	$50,113
Total investment income	182,738	50,113

Expenses:
Advisory fees	77,352	26,895
Fund administration fees	-	-
Transfer agent fees and expenses	-	-
Custody fees	-	-
Interest expense	-	-
Fund accounting fees	-	-
Shareholder reporting fees	-	-
Legal fees	-	-
Auditing fees	-	-
Trustees' fees and expenses	-	-
Insurance fees	-	-
Chief Compliance Officer fees	-	-
Miscellaneous	-	-
Total expenses	77,352	26,895
Advisory fees (waived) recovered	-	-
Net expenses	77,352	26,895
Net investment income (loss)	105,386	23,218

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	-	-
Swap contracts	11,026,406	2,227,419
Net realized gain (loss)	11,026,406	2,227,419
Net change in unrealized appreciation/depreciation on:
Swap contracts	(8,355,187)	(2,894,329)
Net change in unrealized appreciation/depreciation	(8,355,187)	(2,894,329)
Net realized and unrealized gain (loss)	2,671,219	(666,910)

Net Increase (Decrease) in Net Assets from Operations	$2,776,605	$(643,692)

[1]	The Fund commenced operations on August 18, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended March 31, 2026

	Tradr 2X Long NBIS Daily ETF[1]	Tradr 2X Long NVTS Daily ETF[1]
Investment Income:
Interest	$2,457,379	$223,974
Total investment income	2,457,379	223,974

Expenses:
Advisory fees	984,416	106,654
Interest expense	-	123,542
Total expenses	984,416	230,196
Net investment income (loss)	1,472,963	(6,222)

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	-	(1,455,985)
Swap contracts	(100,095,250)	(9,907,115)
Net realized gain (loss)	(100,095,250)	(11,363,100)
Net change in unrealized appreciation/depreciation on:
Swap contracts	25,521,488	(127,907)
Net change in unrealized appreciation/depreciation	25,521,488	(127,907)
Net realized and unrealized gain (loss)	(74,573,762)	(11,491,007)

Net Increase (Decrease) in Net Assets from Operations	$(73,100,799)	$(11,497,229)

[1]	The Fund commenced operations on September 8, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended March 31, 2026

	Tradr 2X Long PONY Daily ETF[1]	Tradr 2X Long QBTS Daily ETF[2]
Investment Income:
Interest	$105,874	$1,804,119
Total investment income	105,874	1,804,119

Expenses:
Advisory fees	36,984	800,415
Interest expense	-	6,425
Total expenses	36,984	806,840
Net investment income (loss)	68,890	997,279

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	-	2,688,606
Swap contracts	(7,727,216)	(1,089,813)
Net realized gain (loss)	(7,727,216)	1,598,793
Net change in unrealized appreciation/depreciation on:
Swap contracts	616,331	(54,401,576)
Net change in unrealized appreciation/depreciation	616,331	(54,401,576)
Net realized and unrealized gain (loss)	(7,110,885)	(52,802,783)

Net Increase (Decrease) in Net Assets from Operations	$(7,041,995)	$(51,805,504)

[1]	The Fund commenced operations on September 8, 2025.
[2]	The Fund commenced operations on April 24, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended March 31, 2026

	Tradr 2X Long QUBT Daily ETF[1]	Tradr 2X Long RGTI Daily ETF[1]
Investment Income:
Dividends	$-	$-
Interest	992,531	236,264
Total investment income	992,531	236,264

Expenses:
Advisory fees	303,953	97,408
Fund administration fees	-	-
Transfer agent fees and expenses	-	-
Custody fees	-	-
Interest expense	-	-
Fund accounting fees	-	-
Shareholder reporting fees	-	-
Legal fees	-	-
Auditing fees	-	-
Trustees' fees and expenses	-	-
Insurance fees	-	-
Chief Compliance Officer fees	-	-
Offering costs	-	-
Miscellaneous	-	-
Excise tax expense	-	-
Total expenses	303,953	97,408
Advisory fees (waived) recovered	-	-
Net expenses	303,953	97,408
Net investment income (loss)	688,578	138,856

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	-	1,549,388
Swap contracts	(118,972,655)	(20,704,466)
Net realized gain (loss)	(118,972,655)	(19,155,078)
Net change in unrealized appreciation/depreciation on:
Investments	-	-
Swap contracts	(1,008,426)	683,060
Net change in unrealized appreciation/depreciation	(1,008,426)	683,060
Net realized and unrealized gain (loss)	(119,981,081)	(18,472,018)

Net Increase (Decrease) in Net Assets from Operations	$(119,292,503)	$(18,333,162)

[1]	The Fund commenced operations on June 23, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended March 31, 2026

	Tradr 2X Long SMR Daily ETF[1]	Tradr 2X Long SPY Quarterly ETF
Investment Income:
Dividends	$-	$46,702
Interest	3,214,548	274,674
Total investment income	3,214,548	321,376

Expenses:
Advisory fees	866,594	122,312
Fund administration fees	-	40,574
Transfer agent fees and expenses	-	10,940
Custody fees	-	11,881
Interest expense	-	511
Fund accounting fees	-	26,546
Shareholder reporting fees	-	10,361
Legal fees	-	6,475
Auditing fees	-	13,639
Trustees' fees and expenses	-	2,131
Insurance fees	-	445
Chief Compliance Officer fees	-	1,937
Offering costs	-	6,541
Miscellaneous	-	7,529
Excise tax expense	-	1,511
Total expenses	866,594	263,333
Advisory fees (waived) recovered	-	(108,341)
Net expenses	866,594	154,992
Net investment income (loss)	2,347,954	166,384

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	-	20,360
Swap contracts	(308,219,584)	773,378
Net realized gain (loss)	(308,219,584)	793,738
Net change in unrealized appreciation/depreciation on:
Investments	-	19,545
Swap contracts	(1,835,896)	1,283,572
Net change in unrealized appreciation/depreciation	(1,835,896)	1,303,117
Net realized and unrealized gain (loss)	(310,055,480)	2,096,855

Net Increase (Decrease) in Net Assets from Operations	$(307,707,526)	$2,263,239

[1]	The Fund commenced operations on July 10, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended March 31, 2026

	Tradr 2X Long TEM Daily ETF[1]	Tradr 2X Long U Daily ETF[2]
Investment Income:
Interest	$1,080,156	$56,010
Total investment income	1,080,156	56,010

Expenses:
Advisory fees	524,151	16,313
Interest expense	2,759	-
Total expenses	526,910	16,313
Net investment income (loss)	553,246	39,697

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	1,970,154	-
Swap contracts	(10,131,627)	(417,654)
Net realized gain (loss)	(8,161,473)	(417,654)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(9,541,111)	(2,353,997)
Net change in unrealized appreciation/depreciation	(9,541,111)	(2,353,997)
Net realized and unrealized gain (loss)	(17,702,584)	(2,771,651)

Net Increase (Decrease) in Net Assets from Operations	$(17,149,338)	$(2,731,954)

[1]	The Fund commenced operations on May 12, 2025.
[2]	The Fund commenced operations on September 15, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended March 31, 2026

	Tradr 2X Long UPST Daily ETF[1]	Tradr 2X Long VOYG Daily ETF[2]
Investment Income:
Interest	$1,528,742	$7,040
Total investment income	1,528,742	7,040

Expenses:
Advisory fees	453,791	8,384
Interest expense	-	-
Total expenses	453,791	8,384
Net investment income (loss)	1,074,951	(1,344)

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	-	-
Swap contracts	(46,127,475)	(1,347,022)
Net realized gain (loss)	(46,127,475)	(1,347,022)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(55,289,206)	38,328
Net change in unrealized appreciation/depreciation	(55,289,206)	38,328
Net realized and unrealized gain (loss)	(101,416,681)	(1,308,694)

Net Increase (Decrease) in Net Assets from Operations	$(100,341,730)	$(1,310,038)

[1]	The Fund commenced operations on June 9, 2025.
[2]	The Fund commenced operations on September 8, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended March 31, 2026

	Tradr 1X Short Innovation 100 Monthly ETF[1]	Tradr 1X Short Innovation Daily ETF
Investment Income:
Interest	$10,183	$2,098,277
Total investment income	10,183	2,098,277

Expenses:
Advisory fees	3,454	526,062
Fund administration fees	8,304	52,872
Transfer agent fees and expenses	7,924	10,145
Custody fees	1,542	7,577
Interest expense	-	-
Fund accounting fees	11,295	39,846
Shareholder reporting fees	2,970	9,926
Legal fees	5,968	7,944
Auditing fees	15,500	18,600
Trustees' fees and expenses	1,989	6,241
Insurance fees	42	3,517
Chief Compliance Officer fees	326	2,523
Offering costs	4,144	-
Miscellaneous	1,566	7,094
Total expenses	65,024	692,347
Advisory fees (waived) recovered	(3,454)	-
Other expenses absorbed	(56,400)	-
Net expenses	5,170	692,347
Net investment income (loss)	5,013	1,405,930

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	6,535	1,957,965
Net realized gain (loss)	6,535	1,957,965
Net change in unrealized appreciation/depreciation on:
Swap contracts	77,683	(9,430,653)
Net change in unrealized appreciation/depreciation	77,683	(9,430,653)
Net realized and unrealized gain (loss)	84,218	(7,472,688)

Net Increase (Decrease) in Net Assets from Operations	$89,231	$(6,066,758)

[1]	The Fund commenced operations on November 28, 2025.

See accompanying Notes to Financial Statements.

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Year/Period Ended March 31, 2026

	Tradr 1.5X Short NVDA Daily ETF	Tradr 2X Short TSLA Daily ETF
Investment Income:
Interest	$1,482,789	$11,124,147
Total investment income	1,482,789	11,124,147

Expenses:
Advisory fees	367,272	3,097,226
Fund administration fees	53,340	330,331
Transfer agent fees and expenses	52,115	110,507
Custody fees	15,152	1,073
Interest expense	-	2,329
Fund accounting fees	41,487	99,402
Shareholder reporting fees	22,999	28,042
Legal fees	10,499	59,194
Auditing fees	18,819	18,600
Trustees' fees and expenses	11,915	91,223
Insurance fees	1,850	16,772
Chief Compliance Officer fees	6,243	38,252
Offering costs	-	-
Miscellaneous	2,405	38,569
Total expenses	604,096	3,931,520
Advisory fees (waived) recovered	(159,483)	(179,917)
Other expenses absorbed	-	-
Net expenses	444,613	3,751,603
Net investment income (loss)	1,038,176	7,372,544

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(17,795,306)	(396,339,398)
Net realized gain (loss)	(17,795,306)	(396,339,398)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(14,488,134)	(100,787,876)
Net change in unrealized appreciation/depreciation	(14,488,134)	(100,787,876)
Net realized and unrealized gain (loss)	(32,283,440)	(497,127,274)

Net Increase (Decrease) in Net Assets from Operations	$(31,245,264)	$(489,754,730)

See accompanying Notes to Financial Statements.

Tradr 2X Long ACHR Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$302,184
Net realized gain (loss) on swap contracts	(10,189,276)
Net change in unrealized appreciation/depreciation on swap contracts	(14,588,970)
Net increase (decrease) in net assets resulting from operations	(24,476,062)

Capital Transactions:
Net proceeds from shares sold	58,718,474
Cost of shares redeemed	(26,292,614)
Net increase (decrease) in net assets from capital transactions	32,425,860

Total increase (decrease) in net assets	7,949,798

Net Assets:
Beginning of period	-
End of period	$7,949,798

Capital Share Transactions[2]:
Shares sold	826,000
Shares redeemed	(283,017)
Net increase (decrease) in capital share transactions	542,983

[1]	The Fund commenced operations on June 9, 2025.
[2]	The Fund had a 1-5 reverse stock split after the close of business December 1, 2025. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long ALAB Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$778,925
Net realized gain (loss) on swap contracts	(23,450,226)
Net change in unrealized appreciation/depreciation on swap contracts	(37,093,223)
Net increase (decrease) in net assets resulting from operations	(59,764,524)

Capital Transactions:
Net proceeds from shares sold	131,574,175
Cost of shares redeemed	(44,426,064)
Net increase (decrease) in net assets from capital transactions	87,148,111

Total increase (decrease) in net assets	27,383,587

Net Assets:
Beginning of period	-
End of period	$27,383,587

Capital Share Transactions[2]:
Shares sold	2,923,334
Shares redeemed	(1,095,019)
Net increase (decrease) in capital share transactions	1,828,315

[1]	The Fund commenced operations on August 11, 2025.
[2]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long APLD Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$237,746
Net realized gain (loss) on swap contracts	(35,335,437)
Net change in unrealized appreciation/depreciation on swap contracts	15,120,298
Net increase (decrease) in net assets resulting from operations	(19,977,393)

Capital Transactions:
Net proceeds from shares sold	159,402,458
Cost of shares redeemed	(98,351,351)
Net increase (decrease) in net assets from capital transactions	61,051,107

Total increase (decrease) in net assets	41,073,714

Net Assets:
Beginning of period	-
End of period	$41,073,714

Capital Share Transactions[2]:
Shares sold	6,920,000
Shares redeemed	(3,150,000)
Net increase (decrease) in capital share transactions	3,770,000

[1]	The Fund commenced operations on September 8, 2025.
[2]	The Fund had a 3-1 forward stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long APP Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$451,258
Net realized gain (loss) on investments and swap contracts	7,947,720
Net change in unrealized appreciation/depreciation on swap contracts	(5,136,411)
Net increase (decrease) in net assets resulting from operations	3,262,567

Distributions to Shareholders:
Total distributions to shareholders	(6,932,145)

Capital Transactions:
Net proceeds from shares sold	368,724,830
Cost of shares redeemed	(256,694,549)
Net increase (decrease) in net assets from capital transactions	112,030,281

Total increase (decrease) in net assets	108,360,703

Net Assets:
Beginning of period	-
End of period	$108,360,703

Capital Share Transactions[2,3]:
Shares sold	7,955,000
Shares redeemed	(3,991,684)
Net increase (decrease) in capital share transactions	3,963,316

[1]	The Fund commenced operations on April 24, 2025.
[2]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.
[3]	The Fund had a 3-1 forward stock split after the close of business October 20, 2025. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long ASTS Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,780,586
Net realized gain (loss) on swap contracts	188,432,482
Net change in unrealized appreciation/depreciation on swap contracts	(156,750,595)
Net increase (decrease) in net assets resulting from operations	33,462,473

Capital Transactions:
Net proceeds from shares sold	648,859,053
Cost of shares redeemed	(457,728,402)
Net increase (decrease) in net assets from capital transactions	191,130,651

Total increase (decrease) in net assets	224,593,124

Net Assets:
Beginning of period	-
End of period	$224,593,124

Capital Share Transactions:
Shares sold	14,275,000
Shares redeemed	(8,100,000)
Net increase (decrease) in capital share transactions	6,175,000

[1]	The Fund commenced operations on July 10, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long CEG Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$86,060
Net realized gain (loss) on swap contracts	(347,166)
Net change in unrealized appreciation/depreciation on swap contracts	(3,089,553)
Net increase (decrease) in net assets resulting from operations	(3,350,659)

Capital Transactions:
Net proceeds from shares sold	17,780,834
Cost of shares redeemed	(6,597,939)
Net increase (decrease) in net assets from capital transactions	11,182,895

Total increase (decrease) in net assets	7,832,236

Net Assets:
Beginning of period	-
End of period	$7,832,236

Capital Share Transactions:
Shares sold	800,000
Shares redeemed	(305,000)
Net increase (decrease) in capital share transactions	495,000

[1]	The Fund commenced operations on July 10, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long CLSK Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$157,687
Net realized gain (loss) on swap contracts	(64,954,505)
Net change in unrealized appreciation/depreciation on swap contracts	2,960,250
Net increase (decrease) in net assets resulting from operations	(61,836,568)

Capital Transactions:
Net proceeds from shares sold	133,717,088
Cost of shares redeemed	(55,729,491)
Net increase (decrease) in net assets from capital transactions	77,987,597

Total increase (decrease) in net assets	16,151,029

Net Assets:
Beginning of period	-
End of period	$16,151,029

Capital Share Transactions:
Shares sold	4,500,000
Shares redeemed	(2,585,000)
Net increase (decrease) in capital share transactions	1,915,000

[1]	The Fund commenced operations on September 15, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long CORZ Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$33,287
Net realized gain (loss) on swap contracts	(2,288,650)
Net change in unrealized appreciation/depreciation on swap contracts	591,380
Net increase (decrease) in net assets resulting from operations	(1,663,983)

Capital Transactions:
Net proceeds from shares sold	15,839,717
Cost of shares redeemed	(6,733,737)
Net increase (decrease) in net assets from capital transactions	9,105,980

Total increase (decrease) in net assets	7,441,997

Net Assets:
Beginning of period	-
End of period	$7,441,997

Capital Share Transactions:
Shares sold	1,365,000
Shares redeemed	(505,000)
Net increase (decrease) in capital share transactions	860,000

[1]	The Fund commenced operations on November 4, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long CRDO Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$262,285
Net realized gain (loss) on swap contracts	(21,618,085)
Net change in unrealized appreciation/depreciation on swap contracts	(18,295,360)
Net increase (decrease) in net assets resulting from operations	(39,651,160)

Capital Transactions:
Net proceeds from shares sold	100,959,933
Cost of shares redeemed	(33,017,435)
Net increase (decrease) in net assets from capital transactions	67,942,498

Total increase (decrease) in net assets	28,291,338

Net Assets:
Beginning of period	-
End of period	$28,291,338

Capital Share Transactions[2]:
Shares sold	2,873,333
Shares redeemed	(998,351)
Net increase (decrease) in capital share transactions	1,874,982

[1]	The Fund commenced operations on September 15, 2025.
[2]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long CRWV Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,477,122
Net realized gain (loss) on swap contracts	(10,663,063)
Net change in unrealized appreciation/depreciation on swap contracts	(28,334,563)
Net increase (decrease) in net assets resulting from operations	(37,520,504)

Distributions to Shareholders:
Total distributions to shareholders	(3,061,505)

Capital Transactions:
Net proceeds from shares sold	719,790,229
Cost of shares redeemed	(582,655,777)
Net increase (decrease) in net assets from capital transactions	137,134,452

Total increase (decrease) in net assets	96,552,443

Net Assets:
Beginning of period	-
End of period	$96,552,443

Capital Share Transactions[2]:
Shares sold	16,644,000
Shares redeemed	(11,617,020)
Net increase (decrease) in capital share transactions	5,026,980

[1]	The Fund commenced operations on July 10, 2025.
[2]	The Fund had a 1-5 reverse stock split after the close of business December 1, 2025. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long DDOG Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$21,334
Net realized gain (loss) on swap contracts	(109,354)
Net change in unrealized appreciation/depreciation on swap contracts	(780,035)
Net increase (decrease) in net assets resulting from operations	(868,055)

Capital Transactions:
Net proceeds from shares sold	5,989,721
Cost of shares redeemed	(2,711,674)
Net increase (decrease) in net assets from capital transactions	3,278,047

Total increase (decrease) in net assets	2,409,992

Net Assets:
Beginning of period	-
End of period	$2,409,992

Capital Share Transactions:
Shares sold	245,000
Shares redeemed	(95,000)
Net increase (decrease) in capital share transactions	150,000

[1]	The Fund commenced operations on August 11, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long ENPH Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$38,690
Net realized gain (loss) on swap contracts	(219,685)
Net change in unrealized appreciation/depreciation on swap contracts	689,279
Net increase (decrease) in net assets resulting from operations	508,284

Capital Transactions:
Net proceeds from shares sold	9,411,721
Cost of shares redeemed	(7,343,697)
Net increase (decrease) in net assets from capital transactions	2,068,024

Total increase (decrease) in net assets	2,576,308

Net Assets:
Beginning of period	-
End of period	$2,576,308

Capital Share Transactions:
Shares sold	465,000
Shares redeemed	(310,000)
Net increase (decrease) in capital share transactions	155,000

[1]	The Fund commenced operations on September 15, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long GEV Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$215,728
Net realized gain (loss) on swap contracts	(1,163,979)
Net change in unrealized appreciation/depreciation on swap contracts	13,361,456
Net increase (decrease) in net assets resulting from operations	12,413,205

Capital Transactions:
Net proceeds from shares sold	35,774,203
Cost of shares redeemed	(21,773,640)
Net increase (decrease) in net assets from capital transactions	14,000,563

Total increase (decrease) in net assets	26,413,768

Net Assets:
Beginning of period	-
End of period	$26,413,768

Capital Share Transactions:
Shares sold	1,130,000
Shares redeemed	(620,000)
Net increase (decrease) in capital share transactions	510,000

[1]	The Fund commenced operations on July 10, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long IBM Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$253
Net realized gain (loss) on swap contracts	25
Net change in unrealized appreciation/depreciation on swap contracts	(7,498)
Net increase (decrease) in net assets resulting from operations	(7,220)

Capital Transactions:
Net proceeds from shares sold	362,825
Net increase (decrease) in net assets from capital transactions	362,825

Total increase (decrease) in net assets	355,605

Net Assets:
Beginning of period	-
End of period	$355,605

Capital Share Transactions:
Shares sold	15,000
Net increase (decrease) in capital share transactions	15,000

[1]	The Fund commenced operations on March 23, 2026.

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation 100 Monthly ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended March 31, 2026	For the Period Ended March 31, 2025[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$467,700	$149,892
Net realized gain (loss) on investments and swap contracts	13,158,511	(2,090,749)
Net change in unrealized appreciation/depreciation on investments and swap contracts	(6,681,717)	(1,041,285)
Net increase (decrease) in net assets resulting from operations	6,944,494	(2,982,142)

Distributions to Shareholders:
Total distributions to shareholders	(2,531,898)	(3,478)

Capital Transactions:
Net proceeds from shares sold	305,330,180	53,251,676
Cost of shares redeemed	(214,990,671)	(43,361,122)
Net increase (decrease) in net assets from capital transactions	90,339,509	9,890,554

Total increase (decrease) in net assets	94,752,105	6,904,934

Net Assets:
Beginning of period	6,904,934	-
End of period	$101,657,039	$6,904,934

Capital Share Transactions[2]:
Shares sold	1,805,000	391,000
Shares redeemed	(1,218,009)	(331,000)
Net increase (decrease) in capital share transactions	586,991	60,000

[1]	The Fund commenced operations on August 30, 2024.
[2]	The Fund had a 1-5 reverse stock split after the close of business June 2, 2025. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation 100 Quarterly ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended March 31, 2026	For the Period Ended March 31, 2025[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$173,691	$135,886
Net realized gain (loss) on investments and swap contracts	643,432	(470,352)
Net change in unrealized appreciation/depreciation on investments and swap contracts	1,694,713	(1,427,010)
Net increase (decrease) in net assets resulting from operations	2,511,836	(1,761,476)

Capital Transactions:
Net proceeds from shares sold	94,581,892	15,869,820
Cost of shares redeemed	(91,697,698)	(3,883,039)
Net increase (decrease) in net assets from capital transactions	2,884,194	11,986,781

Total increase (decrease) in net assets	5,396,030	10,225,305

Net Assets:
Beginning of period	10,225,305	-
End of period	$15,621,335	$10,225,305

Capital Share Transactions[2]:
Shares sold	634,000	124,000
Shares redeemed	(624,006)	(31,000)
Net increase (decrease) in capital share transactions	9,994	93,000

[1]	The Fund commenced operations on September 30, 2024.
[2]	The Fund had a 1-5 reverse stock split after the close of business June 2, 2025. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$119,799	$934,871
Net realized gain (loss) on investments and swap contracts	40,012,066	8,782,547
Net change in unrealized appreciation/depreciation on swap contracts	(4,590,427)	(15,912,692)
Net increase (decrease) in net assets resulting from operations	35,541,438	(6,195,274)

Distributions to Shareholders:
Total distributions to shareholders	(7,447,087)	(356,203)

Capital Transactions:
Net proceeds from shares sold	113,841,722	76,705,393
Cost of shares redeemed	(174,359,015)	(82,921,040)
Net increase (decrease) in net assets from capital transactions	(60,517,293)	(6,215,647)

Total increase (decrease) in net assets	(32,422,942)	(12,767,124)

Net Assets:
Beginning of period	51,150,513	63,917,637
End of period	$18,727,571	$51,150,513

Capital Share Transactions[1]:
Shares sold	1,850,000	2,355,000
Shares redeemed	(3,120,000)	(2,155,000)
Net increase (decrease) in capital share transactions	(1,270,000)	200,000

[1]	The Fund had a 2-1 forward stock split after the close of business November 26, 2024. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long JOBY Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$365,671
Net realized gain (loss) on swap contracts	(29,235,026)
Net change in unrealized appreciation/depreciation on swap contracts	(12,556,556)
Net increase (decrease) in net assets resulting from operations	(41,425,911)

Capital Transactions:
Net proceeds from shares sold	89,574,122
Cost of shares redeemed	(28,510,684)
Net increase (decrease) in net assets from capital transactions	61,063,438

Total increase (decrease) in net assets	19,637,527

Net Assets:
Beginning of period	-
End of period	$19,637,527

Capital Share Transactions[2]:
Shares sold	1,416,667
Shares redeemed	(346,685)
Net increase (decrease) in capital share transactions	1,069,982

[1]	The Fund commenced operations on September 8, 2025.
[2]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long LRCX Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$105,386
Net realized gain (loss) on swap contracts	11,026,406
Net change in unrealized appreciation/depreciation on swap contracts	(8,355,187)
Net increase (decrease) in net assets resulting from operations	2,776,605

Capital Transactions:
Net proceeds from shares sold	25,393,180
Cost of shares redeemed	(9,703,377)
Net increase (decrease) in net assets from capital transactions	15,689,803

Total increase (decrease) in net assets	18,466,408

Net Assets:
Beginning of period	-
End of period	$18,466,408

Capital Share Transactions[2]:
Shares sold	930,000
Shares redeemed	(335,000)
Net increase (decrease) in capital share transactions	595,000

[1]	The Fund commenced operations on August 18, 2025.
[2]	The Fund had a 3-1 forward stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long MDB Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$23,218
Net realized gain (loss) on swap contracts	2,227,419
Net change in unrealized appreciation/depreciation on swap contracts	(2,894,329)
Net increase (decrease) in net assets resulting from operations	(643,692)

Capital Transactions:
Net proceeds from shares sold	14,774,547
Cost of shares redeemed	(10,986,649)
Net increase (decrease) in net assets from capital transactions	3,787,898

Total increase (decrease) in net assets	3,144,206

Net Assets:
Beginning of period	-
End of period	$3,144,206

Capital Share Transactions:
Shares sold	470,000
Shares redeemed	(310,000)
Net increase (decrease) in capital share transactions	160,000

[1]	The Fund commenced operations on August 18, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long NBIS Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,472,963
Net realized gain (loss) on swap contracts	(100,095,250)
Net change in unrealized appreciation/depreciation on swap contracts	25,521,488
Net increase (decrease) in net assets resulting from operations	(73,100,799)

Capital Transactions:
Net proceeds from shares sold	406,828,776
Cost of shares redeemed	(230,286,195)
Net increase (decrease) in net assets from capital transactions	176,542,581

Total increase (decrease) in net assets	103,441,782

Net Assets:
Beginning of period	-
End of period	$103,441,782

Capital Share Transactions:
Shares sold	8,685,000
Shares redeemed	(5,475,000)
Net increase (decrease) in capital share transactions	3,210,000

[1]	The Fund commenced operations on September 8, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long NVTS Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(6,222)
Net realized gain (loss) on investments and swap contracts	(11,363,100)
Net change in unrealized appreciation/depreciation on swap contracts	(127,907)
Net increase (decrease) in net assets resulting from operations	(11,497,229)

Distributions to Shareholders:
Return of capital	(1,494,075)
Total distributions to shareholders	(1,494,075)

Capital Transactions:
Net proceeds from shares sold	84,702,106
Cost of shares redeemed	(52,968,773)
Net increase (decrease) in net assets from capital transactions	31,733,333

Total increase (decrease) in net assets	18,742,029

Net Assets:
Beginning of period	-
End of period	$18,742,029

Capital Share Transactions:
Shares sold	1,555,000
Shares redeemed	(665,000)
Net increase (decrease) in capital share transactions	890,000

[1]	The Fund commenced operations on September 8, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long PONY Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$68,890
Net realized gain (loss) on swap contracts	(7,727,216)
Net change in unrealized appreciation/depreciation on swap contracts	616,331
Net increase (decrease) in net assets resulting from operations	(7,041,995)

Capital Transactions:
Net proceeds from shares sold	13,474,796
Cost of shares redeemed	(2,882,210)
Net increase (decrease) in net assets from capital transactions	10,592,586

Total increase (decrease) in net assets	3,550,591

Net Assets:
Beginning of period	-
End of period	$3,550,591

Capital Share Transactions:
Shares sold	605,000
Shares redeemed	(95,000)
Net increase (decrease) in capital share transactions	510,000

[1]	The Fund commenced operations on September 8, 2025.

See accompanying Notes to Financial Statements.

Tradr 2X Long QBTS Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$997,279
Net realized gain (loss) on investments and swap contracts	1,598,793
Net change in unrealized appreciation/depreciation on swap contracts	(54,401,576)
Net increase (decrease) in net assets resulting from operations	(51,805,504)

Distributions to Shareholders:
Total distributions to shareholders	(10,366,851)

Capital Transactions:
Net proceeds from shares sold	532,376,943
Cost of shares redeemed	(429,166,637)
Net increase (decrease) in net assets from capital transactions	103,210,306

Total increase (decrease) in net assets	41,037,951

Net Assets:
Beginning of period	-
End of period	$41,037,951

Capital Share Transactions[2]:
Shares sold	15,515,000
Shares redeemed	(10,310,000)
Net increase (decrease) in capital share transactions	5,205,000

[1]	The Fund commenced operations on April 24, 2025.
[2]	The Fund had a 3-1 forward stock split after the close of business October 20, 2025. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long QUBT Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$688,578
Net realized gain (loss) on swap contracts	(118,972,655)
Net change in unrealized appreciation/depreciation on swap contracts	(1,008,426)
Net increase (decrease) in net assets resulting from operations	(119,292,503)

Capital Transactions:
Net proceeds from shares sold	228,922,505
Cost of shares redeemed	(96,114,617)
Net increase (decrease) in net assets from capital transactions	132,807,888

Total increase (decrease) in net assets	13,515,385

Net Assets:
Beginning of period	-
End of period	$13,515,385

Capital Share Transactions[2]:
Shares sold	3,453,000
Shares redeemed	(1,663,018)
Net increase (decrease) in capital share transactions	1,789,982

[1]	The Fund commenced operations on June 23, 2025.
[2]	The Fund had a 1-5 reverse stock split after the close of business December 1, 2025. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long RGTI Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$138,856
Net realized gain (loss) on investments and swap contracts	(19,155,078)
Net change in unrealized appreciation/depreciation on swap contracts	683,060
Net increase (decrease) in net assets resulting from operations	(18,333,162)

Distributions to Shareholders:
Total distributions to shareholders	(2,233,966)

Capital Transactions:
Net proceeds from shares sold	65,848,596
Cost of shares redeemed	(38,053,298)
Net increase (decrease) in net assets from capital transactions	27,795,298

Total increase (decrease) in net assets	7,228,170

Net Assets:
Beginning of period	-
End of period	$7,228,170

Capital Share Transactions[2,3]:
Shares sold	961,666
Shares redeemed	(460,014)
Net increase (decrease) in capital share transactions	501,652

[1]	The Fund commenced operations on June 23, 2025.
[2]	The Fund had a 3-1 forward stock split after the close of business October 20, 2025. See Note 4 in the accompanying Notes to Financial Statements.
[3]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long SMR Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$2,347,954
Net realized gain (loss) on swap contracts	(308,219,584)
Net change in unrealized appreciation/depreciation on swap contracts	(1,835,896)
Net increase (decrease) in net assets resulting from operations	(307,707,526)

Capital Transactions:
Net proceeds from shares sold	530,562,177
Cost of shares redeemed	(175,982,477)
Net increase (decrease) in net assets from capital transactions	354,579,700

Total increase (decrease) in net assets	46,872,174

Net Assets:
Beginning of period	-
End of period	$46,872,174

Capital Share Transactions[2,3]:
Shares sold	4,501,000
Shares redeemed	(1,111,359)
Net increase (decrease) in capital share transactions	3,389,641

[1]	The Fund commenced operations on July 10, 2025.
[2]	The Fund had a 1-5 reverse stock split after the close of business December 1, 2025. See Note 4 in the accompanying Notes to Financial Statements.
[3]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long SPY Quarterly ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended March 31, 2026	For the Period Ended March 31, 2025[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$166,384	$86,320
Net realized gain (loss) on investments and swap contracts	793,738	(281,231)
Net change in unrealized appreciation/depreciation on investments and swap contracts	1,303,117	(725,272)
Net increase (decrease) in net assets resulting from operations	2,263,239	(920,183)

Distributions to Shareholders:
Total distributions to shareholders	(20,871)	-

Capital Transactions:
Net proceeds from shares sold	52,219,540	11,357,415
Cost of shares redeemed	(50,185,755)	(3,542,543)
Net increase (decrease) in net assets from capital transactions	2,033,785	7,814,872

Total increase (decrease) in net assets	4,276,153	6,894,689

Net Assets:
Beginning of period	6,894,689	-
End of period	$11,170,842	$6,894,689

Capital Share Transactions[2]:
Shares sold	393,000	88,000
Shares redeemed	(376,012)	(28,000)
Net increase (decrease) in capital share transactions	16,988	60,000

[1]	The Fund commenced operations on September 30, 2024.
[2]	The Fund had a 1-5 reverse stock split after the close of business June 2, 2025. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long TEM Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$553,246
Net realized gain (loss) on investments and swap contracts	(8,161,473)
Net change in unrealized appreciation/depreciation on swap contracts	(9,541,111)
Net increase (decrease) in net assets resulting from operations	(17,149,338)

Distributions to Shareholders:
Total distributions to shareholders	(9,734,226)

Capital Transactions:
Net proceeds from shares sold	219,948,303
Cost of shares redeemed	(154,665,515)
Net increase (decrease) in net assets from capital transactions	65,282,788

Total increase (decrease) in net assets	38,399,224

Net Assets:
Beginning of period	-
End of period	$38,399,224

Capital Share Transactions[2]:
Shares sold	4,121,667
Shares redeemed	(1,958,349)
Net increase (decrease) in capital share transactions	2,163,318

[1]	The Fund commenced operations on May 12, 2025.
[2]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long U Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$39,697
Net realized gain (loss) on swap contracts	(417,654)
Net change in unrealized appreciation/depreciation on swap contracts	(2,353,997)
Net increase (decrease) in net assets resulting from operations	(2,731,954)

Capital Transactions:
Net proceeds from shares sold	13,849,234
Cost of shares redeemed	(6,883,275)
Net increase (decrease) in net assets from capital transactions	6,965,959

Total increase (decrease) in net assets	4,234,005

Net Assets:
Beginning of period	-
End of period	$4,234,005

Capital Share Transactions[2]:
Shares sold	361,000
Shares redeemed	(219,014)
Net increase (decrease) in capital share transactions	141,986

[1]	The Fund commenced operations on September 15, 2025.
[2]	The Fund had a 1-10 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long UPST Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,074,951
Net realized gain (loss) on swap contracts	(46,127,475)
Net change in unrealized appreciation/depreciation on swap contracts	(55,289,206)
Net increase (decrease) in net assets resulting from operations	(100,341,730)

Capital Transactions:
Net proceeds from shares sold	153,697,249
Cost of shares redeemed	(32,643,883)
Net increase (decrease) in net assets from capital transactions	121,053,366

Total increase (decrease) in net assets	20,711,636

Net Assets:
Beginning of period	-
End of period	$20,711,636

Capital Share Transactions[2]:
Shares sold	1,974,000
Shares redeemed	(493,017)
Net increase (decrease) in capital share transactions	1,480,983

[1]	The Fund commenced operations on June 9, 2025.
[2]	The Fund had a 1-5 reverse stock split after the close of business December 1, 2025. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long VOYG Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(1,344)
Net realized gain (loss) on swap contracts	(1,347,022)
Net change in unrealized appreciation/depreciation on swap contracts	38,328
Net increase (decrease) in net assets resulting from operations	(1,310,038)

Capital Transactions:
Net proceeds from shares sold	3,514,644
Cost of shares redeemed	(1,319,307)
Net increase (decrease) in net assets from capital transactions	2,195,337

Total increase (decrease) in net assets	885,299

Net Assets:
Beginning of period	-
End of period	$885,299

Capital Share Transactions:
Shares sold	160,000
Shares redeemed	(60,000)
Net increase (decrease) in capital share transactions	100,000

[1]	The Fund commenced operations on September 8, 2025.

See accompanying Notes to Financial Statements.

Tradr 1X Short Innovation 100 Monthly ETF
STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1]
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$5,013
Net realized gain (loss) on swap contracts	6,535
Net change in unrealized appreciation/depreciation on swap contracts	77,683
Net increase (decrease) in net assets resulting from operations	89,231

Distributions to Shareholders:
Total distributions to shareholders	(2,472)

Capital Transactions:
Net proceeds from shares sold	1,000,000
Cost of shares redeemed	(276,163)
Net increase (decrease) in net assets from capital transactions	723,837

Total increase (decrease) in net assets	810,596

Net Assets:
Beginning of period	-
End of period	$810,596

Capital Share Transactions:
Shares sold	20,000
Shares redeemed	(5,000)
Net increase (decrease) in capital share transactions	15,000

[1]	The Fund commenced operations on November 28, 2025.

See accompanying Notes to Financial Statements.

Tradr 1X Short Innovation Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,405,930	$2,645,610
Net realized gain (loss) on swap contracts	1,957,965	(60,343,869)
Net change in unrealized appreciation/depreciation on swap contracts	(9,430,653)	54,248,600
Net increase (decrease) in net assets resulting from operations	(6,066,758)	(3,449,659)

Distributions to Shareholders:
Total distributions to shareholders	(2,112,336)	(7,481,605)

Capital Transactions:
Net proceeds from shares sold	214,898,848	186,931,508
Cost of shares redeemed	(196,802,347)	(232,791,243)
Net increase (decrease) in net assets from capital transactions	18,096,501	(45,859,735)

Total increase (decrease) in net assets	9,917,407	(56,790,999)

Net Assets:
Beginning of period	68,790,758	125,581,757
End of period	$78,708,165	$68,790,758

Capital Share Transactions[1]:
Shares sold	6,525,000	2,850,000
Shares redeemed	(5,475,000)	(3,080,025)
Net increase (decrease) in capital share transactions	1,050,000	(230,025)

[1]	The Fund had a 1-3 reverse stock split after the close of business November 26, 2024. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 1.5X Short NVDA Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$1,038,176	$1,989,121
Net realized gain (loss) on swap contracts	(17,795,306)	(64,238,352)
Net change in unrealized appreciation/depreciation on swap contracts	(14,488,134)	49,767,592
Net increase (decrease) in net assets resulting from operations	(31,245,264)	(12,481,639)

Distributions to Shareholders:
Total distributions to shareholders	(3,941,740)	(6,329,706)

Capital Transactions:
Net proceeds from shares sold	213,769,743	565,830,966
Cost of shares redeemed	(198,590,905)	(572,906,786)
Net increase (decrease) in net assets from capital transactions	15,178,838	(7,075,820)

Total increase (decrease) in net assets	(20,008,166)	(25,887,165)

Net Assets:
Beginning of period	44,333,935	70,221,100
End of period	$24,325,769	$44,333,935

Capital Share Transactions[1]:
Shares sold	5,326,667	5,007,000
Shares redeemed	(5,006,692)	(4,871,340)
Net increase (decrease) in capital share transactions	319,975	135,660

[1]	The Fund had a 1-3 reverse stock split after the close of business October 20, 2025. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Short TSLA Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$7,372,544	$3,596,834
Net realized gain (loss) on swap contracts	(396,339,398)	(193,646,044)
Net change in unrealized appreciation/depreciation on swap contracts	(100,787,876)	117,363,136
Net increase (decrease) in net assets resulting from operations	(489,754,730)	(72,686,074)

Distributions to Shareholders:
Total distributions to shareholders	(33,613,308)	(10,208,668)

Capital Transactions:
Net proceeds from shares sold	3,216,981,677	1,792,352,426
Cost of shares redeemed	(2,862,936,398)	(1,463,956,532)
Net increase (decrease) in net assets from capital transactions	354,045,279	328,395,894

Total increase (decrease) in net assets	(169,322,759)	245,501,152

Net Assets:
Beginning of period	351,268,778	105,767,626
End of period	$181,946,019	$351,268,778

Capital Share Transactions[1,2]:
Shares sold	91,203,334	11,673,056
Shares redeemed	(86,358,362)	(9,270,011)
Net increase (decrease) in capital share transactions	4,844,972	2,403,045

[1]	The Fund had a 1-3 reverse stock split after the close of business October 20, 2025. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund had a 1-6 reverse stock split after the close of business November 25, 2024. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Tradr 2X Long ACHR Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1,2]
Net asset value, beginning of period	$125.00
Income from Investment Operations:
Net investment income (loss)[3]	0.90
Net realized and unrealized gain (loss)	(111.26)
Total from investment operations	(110.36)
Net asset value, end of period	$14.64

Total return[4,5]	(88.29)%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,950

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7,8]
After fees waived and expenses absorbed/recovered	1.30%[7,8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.22%[8]
After fees waived and expenses absorbed/recovered	2.22%[8]

Portfolio turnover rate	0%[6]

[1]	The Fund had a 1-5 reverse stock split after the close of business December 1, 2025. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on June 9, 2025.
[3]	Based on average shares outstanding during the period.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	If interest expense had been excluded, the expense ratios would have remained unchanged for the period ended March 31, 2026.
[8]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long ALAB Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1,2]
Net asset value, beginning of period	$75.00
Income from Investment Operations:
Net investment income (loss)[3]	0.81
Net realized and unrealized gain (loss)	(60.83)
Total from investment operations	(60.02)
Net asset value, end of period	$14.98

Total return[4,5]	(80.03)%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$27,384

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.34%[7]
After fees waived and expenses absorbed/recovered	3.34%[7]

Portfolio turnover rate	0%[6]

[1]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on August 11, 2025.
[3]	Based on average shares outstanding during the period.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long APLD Daily ETF
FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1,2]
Net asset value, beginning of period	$8.33
Income from Investment Operations:
Net investment income (loss)[3]	0.13
Net realized and unrealized gain (loss)	2.43
Total from investment operations	2.56
Net asset value, end of period	$10.89

Total return[4,5]	30.68%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$41,074

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.51%[7,8]
After fees waived and expenses absorbed/recovered	1.51%[7,8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.97%[8]
After fees waived and expenses absorbed/recovered	0.97%[8]

Portfolio turnover rate	0%[6]

[1]	The Fund had a 3-1 forward stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on September 8, 2025.
[3]	Based on average shares outstanding during the period.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lower by 0.21% for the period ended March 31, 2026.
[8]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long APP Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1,2,3]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[4]	0.32
Net realized and unrealized gain (loss)	5.34
Total from investment operations	5.66

Less Distributions:
From net realized gain	(3.32)
Total distributions	(3.32)
Net asset value, end of period	$27.34

Total return[5,6]	18.48%[7]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$108,361

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.36%[8,9]
After fees waived and expenses absorbed/recovered	1.36%[8,9]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.61%[9]
After fees waived and expenses absorbed/recovered	0.61%[9]

Portfolio turnover rate	0%[7]

[1]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund had a 3-1 forward stock split after the close of business October 20, 2025. See Note 4 in the accompanying Notes to Financial Statements.
[3]	The Fund commenced operations on April 24, 2025.
[4]	Based on average shares outstanding during the period.
[5]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[6]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[7]	Not annualized.
[8]	If interest expense had been excluded, the expense ratios would have been lowered by 0.06% for the period ended March 31, 2026.
[9]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long ASTS Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.56
Net realized and unrealized gain (loss)	10.81
Total from investment operations	11.37
Net asset value, end of period	$36.37

Total return[3,4]	45.48%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$224,593

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.64%[6]
After fees waived and expenses absorbed/recovered	1.64%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on July 10, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long CEG Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.34
Net realized and unrealized gain (loss)	(9.52)
Total from investment operations	(9.18)
Net asset value, end of period	$15.82

Total return[3,4]	(36.72)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,832

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.10%[6]
After fees waived and expenses absorbed/recovered	2.10%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on July 10, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long CLSK Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.14
Net realized and unrealized gain (loss)	(16.71)
Total from investment operations	(16.57)
Net asset value, end of period	$8.43

Total return[3,4]	(66.28)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,151

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.46%[6,7]
After fees waived and expenses absorbed/recovered	1.46%[6,7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.07%[7]
After fees waived and expenses absorbed/recovered	1.07%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on September 15, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	If interest expense had been excluded, the expense ratios would have been lower by 0.16% for the period ended March 31, 2026.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long CORZ Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.08
Net realized and unrealized gain (loss)	(16.43)
Total from investment operations	(16.35)
Net asset value, end of period	$8.65

Total return[3,4]	(65.40)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,442

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.60%[6]
After fees waived and expenses absorbed/recovered	1.60%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on November 4, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long CRDO Daily ETF
FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1,2]
Net asset value, beginning of period	$75.00
Income from Investment Operations:
Net investment income (loss)[3]	0.37
Net realized and unrealized gain (loss)	(60.28)
Total from investment operations	(59.91)
Net asset value, end of period	$15.09

Total return[4,5]	(79.88)%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,291

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.12%[7]
After fees waived and expenses absorbed/recovered	2.12%[7]

Portfolio turnover rate	0%[6]

[1]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on September 15, 2025.
[3]	Based on average shares outstanding during the period.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long CRWV Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1,2]
Net asset value, beginning of period	$125.00
Income from Investment Operations:
Net investment income (loss)[3]	0.40
Net realized and unrealized gain (loss)	(105.73)
Total from investment operations	(105.33)

Less Distributions:
From net realized gain	(0.46)
Total distributions	(0.46)
Net asset value, end of period	$19.21

Total return[4,5]	(84.35)%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$96,552

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7,8]
After fees waived and expenses absorbed/recovered	1.30%[7,8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.37%[8]
After fees waived and expenses absorbed/recovered	1.37%[8]

Portfolio turnover rate	0%[6]

[1]	The Fund had a 1-5 reverse stock split after the close of business December 1, 2025. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on July 10, 2025.
[3]	Based on average shares outstanding during the period.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	If interest expense had been excluded, the expense ratios would have remained unchanged for the period ended March 31, 2026.
[8]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long DDOG Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.25
Net realized and unrealized gain (loss)	(9.18)
Total from investment operations	(8.93)
Net asset value, end of period	$16.07

Total return[3,4]	(35.72)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,410

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.67%[6]
After fees waived and expenses absorbed/recovered	1.67%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on August 11, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long ENPH Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.19
Net realized and unrealized gain (loss)	(8.57)
Total from investment operations	(8.38)
Net asset value, end of period	$16.62

Total return[3,4]	(33.52)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,576

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.95%[6]
After fees waived and expenses absorbed/recovered	1.95%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on September 15, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long GEV Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.39
Net realized and unrealized gain (loss)	26.40
Total from investment operations	26.79
Net asset value, end of period	$51.79

Total return[3,4]	107.16%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,414

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[6,7]
After fees waived and expenses absorbed/recovered	1.30%[6,7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.60%[7]
After fees waived and expenses absorbed/recovered	1.60%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on July 10, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	If interest expense had been excluded, the expense ratios would have remained unchanged for the period ended March 31, 2026.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long IBM Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.02
Net realized and unrealized gain (loss)	(1.31)
Total from investment operations	(1.29)
Net asset value, end of period	$23.71

Total return[3,4]	(5.16)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$356

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.96%[6]
After fees waived and expenses absorbed/recovered	3.96%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on March 23, 2026.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation 100 Monthly ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended March 31, 2026[1]	For the Period Ended March 31, 2025[2]
Net asset value, beginning of period	$115.10	$125.00
Income from Investment Operations:
Net investment income (loss)[3]	1.01	1.90
Net realized and unrealized gain (loss)	44.67	(11.75)
Total from investment operations	45.68	(9.85)

Less Distributions:
From net realized gain	(3.66)	(0.05)
Total distributions	(3.66)	(0.05)
Net asset value, end of period	$157.12	$115.10

Total return[4,5]	39.19%	(7.90)%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$101,657	$6,905

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.17%[7]	2.68%[8,9]
After fees waived and expenses absorbed/recovered	1.21%[7]	1.31%[8,9]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.62%	1.02%[9]
After fees waived and expenses absorbed/recovered	0.58%	2.39%[9]

Portfolio turnover rate	158%	0%[6]

[1]	The Fund had a 1-5 reverse stock split after the close of business June 2, 2025. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on August 30, 2024.
[3]	Based on average shares outstanding during the period.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Effective February 1, 2026, the Advisor agreed to lower its investment advisory fee for the Fund from 1.00% to 0.95%.
[8]	If excise tax expense had been excluded, the expense ratios would have been lowered by 0.01% for the period ended March 31, 2025.
[9]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation 100 Quarterly ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended March 31, 2026[1]	For the Period Ended March 31, 2025[2]
Net asset value, beginning of period	$109.95	$125.00
Income from Investment Operations:
Net investment income (loss)[3]	1.68	1.50
Net realized and unrealized gain (loss)	40.04	(16.55)
Total from investment operations	41.72	(15.05)
Net asset value, end of period	$151.67	$109.95

Total return[4,5]	37.94%	(12.04)%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,621	$10,225

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.83%[7]	2.68%[8]
After fees waived and expenses absorbed/recovered	1.24%[7]	1.30%[8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.50%	0.89%[8]
After fees waived and expenses absorbed/recovered	1.09%	2.27%[8]

Portfolio turnover rate	263%	0%[6]

[1]	The Fund had a 1-5 reverse stock split after the close of business June 2, 2025. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on September 30, 2024.
[3]	Based on average shares outstanding during the period.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Effective February 1, 2026, the Advisor agreed to lower its investment advisory fee for the Fund from 1.00% to 0.95%.
[8]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long Innovation ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025[1]	For the Year Ended March 31, 2024	For the Period Ended March 31, 2023[2,3]
Net asset value, beginning of period	$28.40	$39.92	$32.17	$75.00
Income from Investment Operations:
Net investment income (loss)[4]	0.14	0.54	0.82	0.21
Net realized and unrealized gain (loss)	21.41	(11.80)	6.93	(43.04)
Total from investment operations	21.55	(11.26)	7.75	(42.83)

Less Distributions:
From net realized gain	(14.71)	(0.26)	-	-
Total distributions	(14.71)	(0.26)	-	-
Net asset value, end of period	$35.24	$28.40	$39.92	$32.17

Total return[5,6]	58.52%	(28.46)%	24.07%	(57.11)%[7]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,728	$51,151	$63,918	$50,871

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.78%[8]	1.39%	1.49%	1.43%[9]
After fees waived and expenses absorbed/recovered	1.48%[8]	1.15%	1.15%	1.15%[9]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.00%	1.31%	2.05%	0.36%[9]
After fees waived and expenses absorbed/recovered	0.30%	1.55%	2.39%	0.64%[9]

Portfolio turnover rate	0%	0%	0%	0%[7]

[1]	The Fund had a 2-1 forward stock split after the close of business November 26, 2024. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund had a 1-5 stock split after the close of business November 30, 2022. Note 4 in the accompanying Notes to Financial Statements.
[3]	The Fund commenced operations on April 28, 2022.
[4]	Based on average shares outstanding during the period.
[5]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[6]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[7]	Not annualized.
[8]	If interest expense had been excluded, the expense ratios would have been lowered by 0.33% for the period ended March 31, 2026.
[9]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long JOBY Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1,2]
Net asset value, beginning of period	$75.00
Income from Investment Operations:
Net investment income (loss)[3]	0.67
Net realized and unrealized gain (loss)	(57.32)
Total from investment operations	(56.65)
Net asset value, end of period	$18.35

Total return[4,5]	(75.53)%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$19,638

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.43%[7]
After fees waived and expenses absorbed/recovered	2.43%[7]

Portfolio turnover rate	0%[6]

[1]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on September 8, 2025.
[3]	Based on average shares outstanding during the period.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long LRCX Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1,2]
Net asset value, beginning of period	$8.33
Income from Investment Operations:
Net investment income (loss)[3]	0.33
Net realized and unrealized gain (loss)	22.38
Total from investment operations	22.71
Net asset value, end of period	$31.04

Total return[4,5]	272.48%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,466

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.77%[7]
After fees waived and expenses absorbed/recovered	1.77%[7]

Portfolio turnover rate	0%[6]

[1]	The Fund had a 3-1 forward stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on August 18, 2025.
[3]	Based on average shares outstanding during the period.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long MDB Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.29
Net realized and unrealized gain (loss)	(5.64)
Total from investment operations	(5.35)
Net asset value, end of period	$19.65

Total return[3,4]	(21.40)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,144

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.12%[6]
After fees waived and expenses absorbed/recovered	1.12%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on August 18, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long NBIS Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.44
Net realized and unrealized gain (loss)	6.78
Total from investment operations	7.22
Net asset value, end of period	$32.22

Total return[3,4]	28.88%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$103,442

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.94%[6]
After fees waived and expenses absorbed/recovered	1.94%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on September 8, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long NVTS Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	(0.01)
Net realized and unrealized gain (loss)	(0.41)
Total from investment operations	(0.42)

Less Distributions:
From return of capital	(3.52)
Total distributions	(3.52)
Net asset value, end of period	$21.06

Total return[3,4]	(2.61)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,742

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	2.81%[6,7]
After fees waived and expenses absorbed/recovered	2.81%[6,7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(0.08)%[7]
After fees waived and expenses absorbed/recovered	(0.08)%[7]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on September 8, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 1.51% for the period ended March 31, 2026.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long PONY Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.27
Net realized and unrealized gain (loss)	(18.31)
Total from investment operations	(18.04)
Net asset value, end of period	$6.96

Total return[3,4]	(72.16)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,551

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.42%[6]
After fees waived and expenses absorbed/recovered	2.42%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on September 8, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long QBTS Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1,2]
Net asset value, beginning of period	$8.33
Income from Investment Operations:
Net investment income (loss)[3]	0.43
Net realized and unrealized gain (loss)	3.48
Total from investment operations	3.91

Less Distributions:
From net realized gain	(4.36)
Total distributions	(4.36)
Net asset value, end of period	$7.88

Total return[4,5]	6.00%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$41,038

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.31%[7,8]
After fees waived and expenses absorbed/recovered	1.31%[7,8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.62%[8]
After fees waived and expenses absorbed/recovered	1.62%[8]

Portfolio turnover rate	0%[6]

[1]	The Fund had a 3-1 forward stock split after the close of business October 20, 2025. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on April 24, 2025.
[3]	Based on average shares outstanding during the period.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the period ended March 31, 2026.
[8]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long QUBT Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1,2]
Net asset value, beginning of period	$125.00
Income from Investment Operations:
Net investment income (loss)[3]	0.72
Net realized and unrealized gain (loss)	(118.17)
Total from investment operations	(117.45)
Net asset value, end of period	$7.55

Total return[4,5]	(93.96)%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,515

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.94%[7]
After fees waived and expenses absorbed/recovered	2.94%[7]

Portfolio turnover rate	0%[6]

[1]	The Fund had a 1-5 reverse stock split after the close of business December 1, 2025. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on June 23, 2025.
[3]	Based on average shares outstanding during the period.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long RGTI Daily ETF
FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1,2,3]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[4]	0.74
Net realized and unrealized gain (loss)	(8.23)
Total from investment operations	(7.49)

Less Distributions:
From net realized gain	(3.10)
Total distributions	(3.10)
Net asset value, end of period	$14.41

Total return[5,6]	(34.05)%[7]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,228

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[8]
After fees waived and expenses absorbed/recovered	1.30%[8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.85%[8]
After fees waived and expenses absorbed/recovered	1.85%[8]

Portfolio turnover rate	0%[7]

[1]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund had a 3-1 forward stock split after the close of business October 20, 2025. See Note 4 in the accompanying Notes to Financial Statements.
[3]	The Fund commenced operations on June 23, 2025.
[4]	Based on average shares outstanding during the period.
[5]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[6]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[7]	Not annualized.
[8]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long SMR Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1,2,3]
Net asset value, beginning of period	$375.00
Income from Investment Operations:
Net investment income (loss)[4]	1.66
Net realized and unrealized gain (loss)	(362.83)
Total from investment operations	(361.17)
Net asset value, end of period	$13.83

Total return[5,6]	(96.31)%[7]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$46,872

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[8]
After fees waived and expenses absorbed/recovered	1.30%[8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.52%[8]
After fees waived and expenses absorbed/recovered	3.52%[8]

Portfolio turnover rate	0%[7]

[1]	The Fund had a 1-5 reverse stock split after the close of business December 1, 2025. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.
[3]	The Fund commenced operations on July 10, 2025.
[4]	Based on average shares outstanding during the period.
[5]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[6]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[7]	Not annualized.
[8]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long SPY Quarterly ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended March 31, 2026[1]	For the Period Ended March 31, 2025[2]
Net asset value, beginning of period	$114.90	$125.00
Income from Investment Operations:
Net investment income (loss)[3]	1.96	1.55
Net realized and unrealized gain (loss)	28.51	(11.65)
Total from investment operations	30.47	(10.10)

Less Distributions:
From net realized gain	(0.27)	-
Total distributions	(0.27)	-
Net asset value, end of period	$145.10	$114.90

Total return[4,5]	26.49%	(8.08)%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,171	$6,895

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	2.14%[7,8]	3.73%[9]
After fees waived and expenses absorbed/recovered	1.26%[7,8]	1.30%[9]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.47%	(0.05)%[9]
After fees waived and expenses absorbed/recovered	1.35%	2.38%[9]

Portfolio turnover rate	174%	0%[6]

[1]	The Fund had a 1-5 reverse stock split after the close of business June 2, 2025. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on September 30, 2024.
[3]	Based on average shares outstanding during the period.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Effective February 1, 2026, the Advisor agreed to lower its investment advisory fee for the Fund from 1.00% to 0.95%.
[8]	If interest expense and excise tax expense had been excluded, the expense ratios would have been lowered by 0.02% for the period ended March 31, 2026.
[9]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long TEM Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1,2]
Net asset value, beginning of period	$75.00
Income from Investment Operations:
Net investment income (loss)[3]	0.64
Net realized and unrealized gain (loss)	(54.04)
Total from investment operations	(53.40)

Less Distributions:
From net realized gain	(3.85)
Total distributions	(3.85)
Net asset value, end of period	$17.75

Total return[4,5]	(69.74)%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$38,399

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.31%[7,8]
After fees waived and expenses absorbed/recovered	1.31%[7,8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.37%[8]
After fees waived and expenses absorbed/recovered	1.37%[8]

Portfolio turnover rate	0%[6]

[1]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on May 12, 2025.
[3]	Based on average shares outstanding during the period.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% for the period ended March 31, 2026.
[8]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long U Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1,2]
Net asset value, beginning of period	$250.00
Income from Investment Operations:
Net investment income (loss)[3]	0.72
Net realized and unrealized gain (loss)	(220.90)
Total from investment operations	(220.18)
Net asset value, end of period	$29.82

Total return[4,5]	(88.07)%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,234

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.15%[7]
After fees waived and expenses absorbed/recovered	3.15%[7]

Portfolio turnover rate	0%[6]

[1]	The Fund had a 1-10 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on September 15, 2025.
[3]	Based on average shares outstanding during the period.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long UPST Daily ETF
FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1,2]
Net asset value, beginning of period	$125.00
Income from Investment Operations:
Net investment income (loss)[3]	1.29
Net realized and unrealized gain (loss)	(112.30)
Total from investment operations	(111.01)
Net asset value, end of period	$13.99

Total return[4,5]	(88.81)%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,712

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	3.07%[7]
After fees waived and expenses absorbed/recovered	3.07%[7]

Portfolio turnover rate	0%[6]

[1]	The Fund had a 1-5 reverse stock split after the close of business December 1, 2025. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on June 9, 2025.
[3]	Based on average shares outstanding during the period.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Long VOYG Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1]
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	(0.02)
Net realized and unrealized gain (loss)	(16.13)
Total from investment operations	(16.15)
Net asset value, end of period	$8.85

Total return[3,4]	(64.60)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$885

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(0.21)%[6]
After fees waived and expenses absorbed/recovered	(0.21)%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on September 8, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 1X Short Innovation 100 Monthly ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1]
Net asset value, beginning of period	$50.00
Income from Investment Operations:
Net investment income (loss)[2]	0.25
Net realized and unrealized gain (loss)	3.91
Total from investment operations	4.16

Less Distributions:
From net realized gain	(0.12)
Total distributions	(0.12)
Net asset value, end of period	$54.04

Total return[3,4]	8.35%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$811

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	18.87%[6]
After fees waived and expenses absorbed/recovered	1.50%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	(15.91)%[6]
After fees waived and expenses absorbed/recovered	1.46%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on November 28, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 1X Short Innovation Daily ETF^

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended March 31, 2026	For the Year Ended March 31, 2025[1]	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023[2]	For the Year Ended September 30, 2022[3]
Net asset value, beginning of period	$51.79	$80.58	$120.06	$185.67	$90.00
Income from Investment Operations:
Net investment income (loss)[4]	0.66	2.21	4.53	1.71	(0.72)
Net realized and unrealized gain (loss)	(18.51)	(24.48)	(34.23)	(26.07)	96.39
Total from investment operations	(17.85)	(22.27)	(29.70)	(24.36)	95.67

Less Distributions:
From net investment income	(0.85)	(6.52)	(9.78)	-	-
From net realized gain	-	-	-	(41.25)	-
Total distributions	(0.85)	(6.52)	(9.78)	(41.25)	-
Net asset value, end of period	$33.09	$51.79	$80.58	$120.06	$185.67

Total return[5,6]	(34.22)%	(24.95)%	(24.22)%	(19.82)%[7]	106.28%[7]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$78,708	$68,791	$125,582	$310,158	$374,405

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	0.99%	0.91%	0.94%	1.01%[8]	0.83%[8]
After fees waived and expenses absorbed/recovered	0.99%	0.95%[9]	0.75%	0.75%[8]	0.75%[8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.00%	3.28%	4.04%	2.03%[8]	(0.58)%[8]
After fees waived and expenses absorbed/recovered	2.00%	3.24%[9]	4.23%	2.29%[8]	(0.50)%[8]

Portfolio turnover rate	0%	0%	0%	0%[7]	0%[7]

^	With the Plan of Reorganization with respect to the AXS Short Innovation Daily ETF (formerly, Tuttle Capital Short Innovation ETF), shareholders received shares of the AXS Short Innovation Daily ETF effective as of the close of business on August 5, 2022. See Note 1 in the accompanying Notes to Financial Statements.
[1]	The Fund had a 1-3 reverse stock split after the close of business November 26, 2024. See Note 4 in the accompanying Notes to Financial Statements.
[2]	Fiscal year end changed to March 31, effective October 1, 2022.
[3]	The Fund commenced operations on November 5, 2021.
[4]	Based on average shares outstanding during the period.
[5]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[6]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[7]	Not annualized.
[8]	Annualized.
[9]	Effective August 6, 2024, the Advisor has contractually agreed to limit the annual operating expenses to 1.15%. Prior to August 6, 2024, the Advisor had contractually agreed to limit the annual operating expenses to 0.75%.

See accompanying Notes to Financial Statements.

 Tradr 1.5X Short NVDA Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended March 31, 2026[1]	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024[2]	For the Period Ended March 31, 2023[3]
Net asset value, beginning of period	$88.35	$191.82	$1,203.60	$3,750.00
Income from Investment Operations:
Net investment income (loss)[4]	0.99	3.72	23.40	27.60
Net realized and unrealized gain (loss)	(55.77)	(96.42)	(971.13)	(2,506.20)
Total from investment operations	(54.78)	(92.70)	(947.73)	(2,478.60)

Less Distributions:
From net investment income	(3.97)	(10.77)	(64.05)	(8.16)
From net realized gain	-	-	-	(59.64)
Total distributions	(3.97)	(10.77)	(64.05)	(67.80)
Net asset value, end of period	$29.60	$88.35	$191.82	$1,203.60

Total return[5,6]	(61.63)%	(47.05)%	(81.73)%	(66.14)%[7]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$24,326	$44,334	$70,221	$91,474

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.56%	1.45%	1.42%	1.81%[8]
After fees waived and expenses absorbed/recovered	1.15%	1.15%	1.15%	1.15%[8]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.27%	3.24%	4.38%	1.69%[8]
After fees waived and expenses absorbed/recovered	2.68%	3.54%	4.65%	2.35%[8]

Portfolio turnover rate	0%	0%	0%	0%[7]

[1]	The Fund had a 1-3 reverse stock split after the close of business October 20, 2025. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund had two 1-5 reverse stock splits after the close of business August 14, 2023 and April 2, 2024. See Note 4 in the accompanying Notes to Financial Statements.
[3]	The Fund commenced operations on July 13, 2022.
[4]	Based on average shares outstanding during the period.
[5]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[6]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[7]	Not annualized.
[8]	Annualized.

See accompanying Notes to Financial Statements.

Tradr 2X Short TSLA Daily ETF
FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended March 31, 2026[1]	For the Year Ended March 31, 2025[2]	For the Year Ended March 31, 2024	For the Period Ended March 31, 2023[3]
Net asset value, beginning of period	$137.40	$689.76	$766.08	$900.00
Income from Investment Operations:
Net investment income (loss)[4]	0.71	4.14	23.04	14.76
Net realized and unrealized gain (loss)	(111.61)	(552.54)	(32.22)	(112.14)
Total from investment operations	(110.90)	(548.40)	(9.18)	(97.38)

Less Distributions:
From net investment income	(1.92)	(3.96)	(67.14)	(8.28)
From net realized gain	-	-	-	(28.26)
Total distributions	(1.92)	(3.96)	(67.14)	(36.54)
Net asset value, end of period	$24.58	$137.40	$689.76	$766.08

Total return[5,6]	(79.89)%	(78.99)%	2.44%	(12.97)%[7]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$181,946	$351,269	$105,768	$112,371

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.21%[8]	1.23%[9]	1.45%	1.21%[10]
After fees waived and expenses absorbed/recovered	1.15%[8]	1.17%[9]	1.15%	1.15%[10]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.20%	2.66%	3.27%	2.21%[10]
After fees waived and expenses absorbed/recovered	2.26%	2.72%	3.57%	2.27%[10]

Portfolio turnover rate	0%	0%	0%	0%[7]

[1]	The Fund had a 1-3 reverse stock split after the close of business October 20, 2025. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund had a 1-6 reverse stock split after the close of business November 26,2024. See Note 4 in the accompanying Notes to Financial Statements.
[3]	The Fund commenced operations on July 13, 2022.
[4]	Based on average shares outstanding during the period.
[5]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[6]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[7]	Not annualized.
[8]	If interest expense had been excluded, the expense ratios would have remained unchanged for the year ended March 31, 2026.
[9]	If excise tax expense had been excluded, the expense ratios would have been lowered by 0.02% for the year ended March 31, 2025.
[10]	Annualized.

See accompanying Notes to Financial Statements.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2026

Note 1 – Organization

Tradr Funds (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2026, the Funds were comprised of the following 36 separate Funds:

Tradr 2X Long ACHR Daily ETF (“2X Long ACHR Daily ETF”)	Tradr 2X Long LRCX Daily ETF (“2X Long LRCX Daily ETF”)
Tradr 2X Long ALAB Daily ETF (“2X Long ALAB Daily ETF”)	Tradr 2X Long MDB Daily ETF (“2X Long MDB Daily ETF”)
Tradr 2X Long APLD Daily ETF (“2X Long APLD Daily ETF”)	Tradr 2X Long NBIS Daily ETF (“2X Long NBIS Daily ETF”)
Tradr 2X Long APP Daily ETF (“2X Long APP Daily ETF”)	Tradr 2X Long NVTS Daily ETF (“2X Long NVTS Daily ETF”)
Tradr 2X Long ASTS Daily ETF (“2X Long ASTS Daily ETF”)	Tradr 2X Long PONY Daily ETF (“2X Long PONY Daily ETF”)
Tradr 2X Long CEG Daily ETF (“2X Long CEG Daily ETF”)	Tradr 2X Long QBTS Daily ETF (“2X Long QBTS Daily ETF”)
Tradr 2X Long CLSK Daily ETF (“2X Long CLSK Daily ETF”)	Tradr 2X Long QUBT Daily ETF (“2X Long QUBT Daily ETF”)
Tradr 2X Long CORZ Daily ETF (“2X Long CORZ Daily ETF”)	Tradr 2X Long RGTI Daily ETF (“2X Long RGTI Daily ETF”)
Tradr 2X Long CRDO Daily ETF (“2X Long CRDO Daily ETF”)	Tradr 2X Long SMR Daily ETF (“2X Long SMR Daily ETF”)
Tradr 2X Long CRWV Daily ETF (“2X Long CRWV Daily ETF”)	Tradr 2X Long SPY Quarterly ETF (“2X Long SPY Quarterly ETF”)
Tradr 2X Long DDOG Daily ETF (“2X Long DDOG Daily ETF”)	Tradr 2X Long TEM Daily ETF (“2X Long TEM Daily ETF”)
Tradr 2X Long ENPH Daily ETF (“2X Long ENPH Daily ETF”)	Tradr 2X Long U Daily ETF (“2X Long U Daily ETF”)
Tradr 2X Long GEV Daily ETF (“2X Long GEV Daily ETF”)	Tradr 2X Long UPST Daily ETF (“2X Long UPST Daily ETF”)
Tradr 2X Long IBM Daily ETF (“2X Long IBM Daily ETF”)	Tradr 2X Long VOYG Daily ETF (“2X Long VOYG Daily ETF”)
Tradr 2X Long Innovation 100 Monthly ETF (“2X Long Innovation 100 Monthly ETF”)	Tradr 1X Short Innovation 100 Monthly ETF (“1X Short Innovation 100 Monthly ETF”)
Tradr 2X Long Innovation 100 Quarterly ETF (“2X Long Innovation 100 Quarterly ETF”)	Tradr 1X Short Innovation Daily ETF (“1X Short Innovation Daily ETF”)
Tradr 2X Long Innovation ETF (“2X Long Innovation ETF”)	Tradr 1.5X Short NVDA Daily ETF (“1.5X Short NVDA Daily ETF”)
Tradr 2X Long JOBY Daily ETF (“2X Long JOBY Daily ETF”)	Tradr 2X Short TSLA Daily ETF (“2X Short TSLA Daily ETF”)

The Funds seek leveraged and inverse leveraged investment results, before fees and expenses, of the daily, monthly or quarterly performance of the Funds’ underlying security listed in the table below. The Funds are actively managed exchange-traded funds (“ETF”).

The Funds’ commencement of operations, underlying security and leverage are as follows:

Fund Name	Commencement of Operations	Underlying Security	Leverage
2X Long ACHR Daily ETF	June 9, 2025	Archer Aviation, Inc.	200%
2X Long ALAB Daily ETF	August 11, 2025	Astera Labs, Inc.	200%
2X Long APLD Daily ETF	September 8, 2025	Applied Digital Corporation	200%
2X Long APP Daily ETF	April 24, 2025	AppLovin Corporation	200%
2X Long ASTS Daily ETF	July 10, 2025	AST SpaceMobile, Inc.	200%
2X Long CEG Daily ETF	July 10, 2025	Constellation Energy Corporation	200%
2X Long CLSK Daily ETF	September 15, 2025	CleanSpark, Inc.	200%
2X Long CORZ Daily ETF	November 4, 2025	Core Scientific, Inc.	200%

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

Fund Name	Commencement of Operations	Underlying Security	Leverage
2X Long CRDO Daily ETF	September 15, 2025	Credo Technology Group Holding Ltd.	200%
2X Long CRWV Daily ETF	July 10, 2025	CoreWeave, Inc.	200%
2X Long DDOG Daily ETF	August 11, 2025	Datadog, Inc.	200%
2X Long ENPH Daily ETF	September 15, 2025	Enphase Energy, Inc.	200%
2X Long GEV Daily ETF	July 10, 2025	GE Vernova, Inc.	200%
2X Long IBM Daily ETF	March 23, 2026	International Business Machines Corporation	200%
2X Long Innovation 100 Monthly ETF	August 30, 2024	Invesco QQQ Trust	200%
2X Long Innovation 100 Quarterly ETF	September 30, 2024	Invesco QQQ Trust	200%
2X Long Innovation ETF	April 28, 2022	ARK Innovation ETF	200%
2X Long JOBY Daily ETF	September 8, 2025	Joby Aviation, Inc.	200%
2X Long LRCX Daily ETF	August 18, 2025	Lam Research Corporation	200%
2X Long MDB Daily ETF	August 18, 2025	MongoDB, Inc.	200%
2X Long NBIS Daily ETF	September 8, 2025	Nebius Group N.V.	200%
2X Long NVTS Daily ETF	September 8, 2025	Navitas Semiconductor Corporation	200%
2X Long PONY Daily ETF	September 8, 2025	Pony AI, Inc.	200%
2X Long QBTS Daily ETF	April 24, 2025	D-Wave Quantum, Inc.	200%
2X Long QUBT Daily ETF	June 23, 2025	Quantum Computing, Inc.	200%
2X Long RGTI Daily ETF	June 23, 2025	Rigetti Computing, Inc.	200%
2X Long SMR Daily ETF	July 10, 2025	Nuscale Power Corporation	200%
2X Long SPY Quarterly ETF	September 30, 2024	SPDR® S&P 500® ETF Trust	200%
2X Long TEM Daily ETF	May 12, 2025	Tempus AI, Inc.	200%
2X Long U Daily ETF	September 15, 2025	Unity Software Inc.	200%
2X Long UPST Daily ETF	June 9, 2025	Upstart Holdings, Inc.	200%
2X Long VOYG Daily ETF	September 8, 2025	Voyager Technologies, Inc.	200%
1X Short Innovation 100 Monthly ETF	November 28, 2025	Invesco QQQ Trust ETF	-100%
1X Short Innovation Daily ETF	August 8, 2022	ARK Innovation ETF	-100%
1.5X Short NVDA Daily ETF	July 13, 2022	NVIDIA Corporation	-150%
2X Short TSLA Daily ETF	July 13, 2022	Tesla, Inc.	-200%

On February 1, 2026, the 2X Long Innovation 100 Monthly ETF lowered its management fee from 1.00% to 0.95%.

On May 16, 2025, the 2X Long Innovation 100 Monthly ETF changed its name from 2X Long Triple Q Monthly ETF to 2X Long Innovation 100 Monthly ETF.

On February 1, 2026, the 2X Long Innovation 100 Quarterly ETF lowered its management fee from 1.00% to 0.95%.

On May 16, 2025, the 2X Long Innovation 100 Quarterly ETF changed its name from 2X Long Triple Q Quarterly ETF to 2X Long Innovation 100 Quarterly ETF.

On February 1, 2026, the 2X Long SPY Quarterly ETF lowered its management fee from 1.00% to 0.95%.

The 1X Short Innovation Daily ETF commenced investment operations on August 8, 2022. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Tuttle Capital Short Innovation ETF (the "Predecessor Fund"), a series of Collaborative Investment Series Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on April 4, 2022, by the Board of Collaborative Investment Series Trust on February 16, 2022, and by beneficial owners of the 1X Short Innovation Daily ETF Predecessor Fund on July 29, 2022. The tax-free reorganization was accomplished on August 5, 2022. As a result of the reorganization, the Fund assumed the performance and accounting history of the 1X Short Innovation Daily ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the 1X Short Innovation Daily ETF Predecessor Fund.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the 1X Short Innovation Daily ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
6,925,000	$339,852,874

The net unrealized depreciation of investments transferred was $41,087,479 as of the date of the acquisition.

On April 7, 2025, the Fund changed its name from Tradr 2X Short Innovation Daily ETF to Tradr 1X Short Innovation Daily ETF. Effective April 7, 2025, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, of one times the inverse (-100%) of the daily price and yield performance of the ARK Innovation ETF. Prior to April 7, 2025, the Fund’s investment strategy and objective was to seek to provide daily investment results, before fees and expenses, of two times the inverse (-200%) of the daily performance of the ARK Innovation ETF.

On July 15, 2024, the Fund changed its name from Tradr Short Innovation Daily ETF to Tradr 2X Short Innovation Daily ETF. Effective July 15, 2024, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, of two times the inverse (-200%) of the daily price and yield performance of the ARK Innovation ETF and accordingly, changed its name to Tradr 2X Short Innovation ETF. Prior to July 15, 2024, the Fund’s investment strategy and objective was to seek to provide investment results that are approximately the inverse (or opposite) of, before fees and expenses, to the daily price and yield performance of the ARK Innovation ETF.

Effective October 1, 2022, the 1X Short Innovation Daily ETF changed fiscal year end from September 30th to March 31st.

On July 15, 2024, the Tradr 1.25X NVDA Bear Daily ETF changed its name to Tradr 1.5X Short NVDA Daily ETF. Effective July 15, 2024, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-150%) of the daily performance of the common shares of NVIDIA Corporation. Prior to July 15, 2024, the Fund’s investment strategy and objective was to seek daily investment results, before fees and expenses, that correspond to one and a half times the inverse (-125%) of the daily performance of the common shares of NVDA.

On July 15, 2024, the Tradr TSLA Bear Daily ETF changed its name to Tradr 2X Short TSLA Daily ETF. Effective July 15, 2024, the Fund changed its investment strategy and objective to seek daily investment results, before fees and expenses, that correspond to two times the inverse (-200%) of the daily performance of the common shares of Tesla, Inc. Prior to July 15, 2024, the Fund’s investment strategy and objective was to seek daily investment results, before fees and expenses, that correspond to the inverse (-100%) of the daily performance of the common shares of TSLA.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Funds’ investment decisions.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing.

(b) Swap Agreements

Each Fund will enter into swap agreements to pursue its investment objective of delivering a specific multiple (e.g. 200% or -200%) return to its underlying common stock or ETF for a single day. The swap agreements may include as a reference asset investment vehicle that seek exposure to the underlying common stock or ETF.

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index. A Fund may use a combination of swaps on the underlying ETF and swaps on various investment vehicles that are designed to track the performance of the underlying ETF. The underlying investment vehicle may not track the performance of the underlying ETF due to embedded costs and other factors, which may increase a Fund’s correlation risk and impact a Fund’s ability to correlate with the underlying common stock or ETF.

With respect to the use of swap agreements, if the underlying common stock or ETF has a dramatic intraday move that causes a material decline in net assets, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, a Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with its investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using swap agreements may also have the effect of lowering each Fund’s return.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

The 2X Long Innovation 100 Monthly ETF incurred offering costs, which were amortized over a one-year period from August 30, 2024 (commencement of operations). The 2X Long Innovation 100 Quarterly ETF and 2X Long SPY Quarterly ETF incurred offering costs, which were amortized over a one-year period from September 30, 2024 (commencement of operations). The 1X Short Innovation 100 Monthly ETF incurred offering costs, which were amortized over a one-year period from November 28, 2025 (commencement of operations)

Offering Costs
2X Long Innovation 100 Monthly ETF	$12,500
2X Long Innovation 100 Quarterly ETF	12,500
2X Long SPY Quarterly ETF	12,500
1X Short Innovation 100 Monthly ETF	12,500

(d) Capital Share Transactions

Fund Shares are listed and traded on The NASDAQ Stock Market LLC or CBOE Exchange (each an “Exchange” and collectively the ‘‘Exchanges’’) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Fund Shares may only be purchased from or redeemed to the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are issued and redeemed for cash.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Funds may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for each Fund is $250, regardless of the number of Creation Units created in the transaction.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds securities to the account of the Trust. The non-standard charges are payable to the Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Funds securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for each Fund is $250, regardless of the number of Creation Units created in the transaction. In addition, a variable fee, payable to a Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2026, and during the prior three open tax years, if any, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of each Fund:

	Investment Advisory Fee		Investment Advisory Fee
2X Long ACHR Daily ETF	1.30%	2X Long LRCX Daily ETF	1.30%
2X Long ALAB Daily ETF	1.30%	2X Long MDB Daily ETF	1.30%
2X Long APLD Daily ETF	1.30%	2X Long NBIS Daily ETF	1.30%
2X Long APP Daily ETF	1.30%	2X Long NVTS Daily ETF	1.30%
2X Long ASTS Daily ETF	1.30%	2X Long PONY Daily ETF	1.30%
2X Long CEG Daily ETF	1.30%	2X Long QBTS Daily ETF	1.30%
2X Long CLSK Daily ETF	1.30%	2X Long QUBT Daily ETF	1.30%
2X Long CORZ Daily ETF	1.30%	2X Long RGTI Daily ETF	1.30%
2X Long CRDO Daily ETF	1.30%	2X Long SMR Daily ETF	1.30%
2X Long CRWV Daily ETF	1.30%	2X Long SPY Quarterly ETF	0.95%*
2X Long DDOG Daily ETF	1.30%	2X Long TEM Daily ETF	1.30%
2X Long ENPH Daily ETF	1.30%	2X Long U Daily ETF	1.30%
2X Long GEV Daily ETF	1.30%	2X Long UPST Daily ETF	1.30%
2X Long IBM Daily ETF	1.30%	2X Long VOYG Daily ETF	1.30%
2X Long Innovation 100 Monthly ETF	0.95%*	1X Short Innovation 100 Monthly ETF	1.00%
2X Long Innovation 100 Quarterly ETF	0.95%*	1X Short Innovation Daily ETF	0.75%
2X Long Innovation ETF	0.95%	1.5X Short NVDA Daily ETF	0.95%
2X Long JOBY Daily ETF	1.30%	2X Short TSLA Daily ETF	0.95%

*	Prior to February 1, 2026, the Investment Advisory Fee was 1.00%.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commission, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Acquiring Fund officers and trustees or contractual indemnification of Fund service providers) will not exceed the total limit on annual operating expenses of each fund. These agreements are in effect until July 31, 2026 for the 2X Long Innovation ETF, 1.5X Short NVDA Daily ETF and 2X Short TSLA Daily ETF. These agreements are in effect until August 31, 2026 for the 1X Short Innovation 100 Monthly ETF and 1X Short Innovation Daily ETF. They may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund:

Total Limit on Annual Operating Expenses
2X Long Innovation ETF	1.15%
1X Short Innovation 100 Monthly ETF	1.50%
1X Short Innovation Daily ETF	1.15%
1.5X Short NVDA Daily ETF	1.15%
2X Short TSLA Daily ETF	1.15%

For the period/year ended March 31, 2026, the Advisor waived its advisory fees and absorbed other expenses as follows:

Advisory fees
2X Long Innovation 100 Quarterly ETF	$93,734
2X Long Innovation ETF	121,897
2X Long SPY Quarterly ETF	108,341
1X Short Innovation 100 Monthly ETF	59,854
1.5X Short NVDA Daily ETF	159,483
2X Short TSLA Daily ETF	179,917

For the year ended March 31, 2026, the Advisor recovered $34,330 of its previously waived advisory fees for the 2X Long Innovation 100 Monthly ETF.

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if each Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Advisor is permitted to seek reimbursement from each Fund, subject to certain limitations, of fees waived or payments made to each Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from each Fund if the reimbursement will not cause each Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

Fund Name	March 31, 2027	March 31, 2028	March 31, 2029	Total
2X Long Innovation ETF	$206,174	$143,657	$121,897	$471,728
1X Short Innovation 100 Monthly ETF	-	-	59,854	59,854
1X Short Innovation Daily ETF	405,352	-	-	405,352
1.5X Short NVDA Daily ETF	232,672	170,160	159,483	562,315
2X Short TSLA Daily ETF	318,800	75,700	179,917	574,417

Prior to February 1, 2026, 2X Long Innovation 100 Monthly ETF, 2X Long Innovation 100 Quarterly ETF, 2X Long SPY Quarterly ETF waived advisory fees and other expenses. These amounts are no longer recoupable.

Brown Brothers Harriman & Co. serves as the Funds’ fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Funds’ co-administrators. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year/period ended March 31, 2026, are reported on the Statements of Operations.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year/period ended March 31, 2026, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees' fees and expenses in the Statements of Operations.

ALPS Distributors, Inc. serves as the Funds’ Distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year/period ended March 31, 2026, are reported on the Statements of Operations.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

Note 4 – Share Splits

The table below includes Share splits for the Funds during the years ended March 31, 2026 through 2022. The Share splits do not change the total value of the shareholders’ investments in the Funds. These Share splits have been retroactively adjusted in the financial statements. Each Fund continues to trade on its primary listing exchange, as applicable.

Fund	Split Effective Date	Split Ratio	Fund	Split Effective Date	Split Ratio
2X Long ACHR Daily ETF	12/2/2025	1:5	2X Long RGTI Daily ETF	3/10/2026	1:3
2X Long ALAB Daily ETF	3/10/2026	1:3	2X Long RGTI Daily ETF	10/21/2025	3:1
2X Long APLD Daily ETF	3/10/2026	3:1	2X Long SMR Daily ETF	3/10/2026	1:3
2X Long APP Daily ETF	3/10/2026	1:3	2X Long SMR Daily ETF	12/2/2025	1:5
2X Long APP Daily ETF	10/21/2025	3:1	2X Long SPY Quarterly ETF	6/3/2025	1:5
2X Long CRDO Daily ETF	3/10/2026	1:3	2X Long TEM Daily ETF	3/10/2026	1:3
2X Long CRWV Daily ETF	12/2/2025	1:5	2X Long U Daily ETF	3/10/2026	1:10
2X Long Innovation 100 Monthly ETF	6/3/2025	1:5	2X Long UPST Daily ETF	12/2/2025	1:5
2X Long Innovation 100 Quarterly ETF	6/3/2025	1:5	1X Short Innovation Daily ETF	11/27/2024	1:3
2X Long Innovation ETF	11/27/2024	2:1	1.5X Short NVDA Daily ETF	10/21/2025	1:3
2X Long Innovation ETF	12/1/2022	1:5	1.5X Short NVDA Daily ETF	4/3/2024	1:5
2X Long JOBY Daily ETF	3/10/2026	1:3	1.5X Short NVDA Daily ETF	8/15/2023	1:5
2X Long LRCX Daily ETF	3/10/2026	3:1	2X Short TSLA Daily ETF	10/21/2025	1:3
2X Long QBTS Daily ETF	10/21/2025	3:1	2X Short TSLA Daily ETF	11/27/2024	1:6
2X Long QUBT Daily ETF	12/2/2025	1:5

Note 5 – Federal Income Taxes

At March 31, 2026, gross unrealized appreciation and depreciation on investments based on cost for federal income tax purposes were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
2X Long Innovation 100 Monthly ETF	$60,355,063	$147,647	$1,218,821	$(1,071,174)
2X Long Innovation 100 Quarterly ETF	8,305,236	19,726	176,912	(157,186)
2X Long SPY Quarterly ETF	5,823,110	66,114	46,569	19,545

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the periods ended March 31, 2026, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (accumulated deficit) as follows:

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

	Increase (Decrease)
	Paid-in Capital	Total Distributable Earnings (Accumulated Deficit)
2X Long ACHR Daily ETF	$(1,392,306)	$1,392,306
2X Long ALAB Daily ETF	(1,079,745)	1,079,745
2X Long APLD Daily ETF	(1,909,928)	1,909,928
2X Long APP Daily ETF	-	-
2X Long ASTS Daily ETF	-	-
2X Long CEG Daily ETF	(82,931)	82,931
2X Long CLSK Daily ETF	(1,434,297)	1,434,297
2X Long CORZ Daily ETF	(84,792)	84,792
2X Long CRDO Daily ETF	(449,819)	449,819
2X Long CRWV Daily ETF	(4,606,484)	4,606,484
2X Long DDOG Daily ETF	(88,020)	88,020
2X Long ENPH Daily ETF	(43,016)	43,016
2X Long GEV Daily ETF	(542,727)	542,727
2X Long IBM Daily ETF	-	-
2X Long Innovation 100 Monthly ETF	74	(74)
2X Long Innovation 100 Quarterly ETF	(187,976)	187,976
2X Long Innovation ETF	24,038,190	(24,038,190)
2X Long JOBY Daily ETF	(903,229)	903,229
2X Long LRCX Daily ETF	-	-
2X Long MDB Daily ETF	1,523,878	(1,523,878)
2X Long NBIS Daily ETF	(5,290,773)	5,290,773
2X Long NVTS Daily ETF	4,074,229	(4,074,229)
2X Long PONY Daily ETF	(241,719)	241,719
2X Long QBTS Daily ETF	(7,427,266)	7,427,266
2X Long QUBT Daily ETF	(3,930,800)	3,930,800
2X Long RGTI Daily ETF	(3)	3
2X Long SMR Daily ETF	(6,811,260)	6,811,260
2X Long SPY Quarterly ETF	(1,511)	1,511
2X Long TEM Daily ETF	-	-
2X Long U Daily ETF	(46,950)	46,950
2X Long UPST Daily ETF	(3,379,017)	3,379,017
2X Long VOYG Daily ETF	(103,544)	103,544
1X Short Innovation 100 Monthly ETF	(77)	77
1X Short Innovation Daily ETF	(356,848)	356,848
1.5X Short NVDA Daily ETF	-	-
2X Short TSLA Daily ETF	-	-

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

The tax basis of the components of distributable net earnings (deficit) at March 31, 2026 were as follows:

Fund Name	Undistributed ordinary income	Undistributed long-term capital gains	Tax accumulated earnings	Accumulated capital and other losses	Unrealized appreciation (depreciation) on swap contracts	Unrealized deferred compensation	Total distributable earnings (accumulated deficit)
2X Long ACHR Daily ETF	$-	$-	$-	$(8,494,786)	$(14,588,970)	$-	$(23,083,756)
2X Long ALAB Daily ETF	-	-	-	(21,591,556)	(37,093,223)	-	(58,684,779)
2X Long APLD Daily ETF	-	-	-	(33,187,763)	15,120,298	-	(18,067,465)
2X Long APP Daily ETF	1,466,833	-	1,466,833	-	(5,136,411)	-	(3,669,578)
2X Long ASTS Daily ETF	200,843,962	-	200,843,962	(10,630,894)	(156,750,595)	-	33,462,473
2X Long CEG Daily ETF	-	-	-	(178,175)	(3,089,553)	-	(3,267,728)
2X Long CLSK Daily ETF	-	-	-	(63,362,521)	2,960,250	-	(60,402,271)
2X Long CORZ Daily ETF	-	-	-	(2,170,571)	591,380	-	(1,579,191)
2X Long CRDO Daily ETF	-	-	-	(20,905,981)	(18,295,360)	-	(39,201,341)
2X Long CRWV Daily ETF	-	-	-	(7,640,962)	(28,334,563)	-	(35,975,525)
2X Long DDOG Daily ETF	-	-	-	-	(780,035)	-	(780,035)
2X Long ENPH Daily ETF	-	-	-	(137,979)	689,279	-	551,300
2X Long GEV Daily ETF	-	-	-	(405,524)	13,361,456	-	12,955,932
2X Long IBM Daily ETF	278	-	278	-	(7,498)	-	(7,220)
2X Long Innovation 100 Monthly ETF	7,391,595	1,655,956	9,047,551	-	(7,723,002)	(8,059)	1,316,490
2X Long Innovation 100 Quarterly ETF	-	935,623	935,623	(243,625)	267,703	(2,673)	957,028
2X Long Innovation ETF	2,573,907	10,967,036	13,540,943	-	10,297,030	(17,580)	23,820,393
2X Long JOBY Daily ETF	-	-	-	(27,966,126)	(12,556,556)	-	(40,522,682)
2X Long LRCX Daily ETF	11,131,792	-	11,131,792	-	(8,355,187)	-	2,776,605
2X Long MDB Daily ETF	726,759	-	726,759	-	(2,894,329)	-	(2,167,570)
2X Long NBIS Daily ETF	-	-	-	(93,331,514)	25,521,488	-	(67,810,026)
2X Long NVTS Daily ETF	-	-	-	(16,937,626)	(127,907)	-	(17,065,533)
2X Long PONY Daily ETF	-	-	-	(7,416,607)	616,331	-	(6,800,276)
2X Long QBTS Daily ETF	3,308,867	-	3,308,867	(3,652,380)	(54,401,576)	-	(54,745,089)
2X Long QUBT Daily ETF	-	-	-	(114,353,277)	(1,008,426)	-	(115,361,703)
2X Long RGTI Daily ETF	-	-	-	(21,250,185)	683,060	-	(20,567,125)
2X Long SMR Daily ETF	-	-	-	(299,060,370)	(1,835,896)	-	(300,896,266)
2X Long SPY Quarterly ETF	401,462	348,837	750,299	-	577,845	(2,971)	1,325,173
2X Long TEM Daily ETF	-	-	-	(17,342,453)	(9,541,111)	-	(26,883,564)
2X Long U Daily ETF	-	-	-	(331,007)	(2,353,997)	-	(2,685,004)
2X Long UPST Daily ETF	-	-	-	(41,673,507)	(55,289,206)	-	(96,962,713)
2X Long VOYG Daily ETF	-	-	-	(1,244,822)	38,328	-	(1,206,494)
1X Short Innovation 100 Monthly ETF	10,828	-	10,828	(1,666)	77,683	(9)	86,836
1X Short Innovation Daily ETF	-	-	-	(110,800,856)	10,345,108	(35,599)	(100,491,347)
1.5X Short NVDA Daily ETF	303,796	-	303,796	(214,493,425)	2,720,116	(17,893)	(211,487,406)
2X Short TSLA Daily ETF	1,701,880	-	1,701,880	(674,462,836)	30,328,554	(62,709)	(642,495,111)

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

The tax character of the distributions paid during the periods ended March 31, 2026 and 2025 (if applicable) were as follows:

	Distributions paid from:
	March 31, 2026				March 31, 2025
Fund Name	Ordinary Income	Net long-term capital gains	Return of Capital	Total distributions paid	Ordinary Income	Net long-term capital gains	Return of Capital	Total distributions paid
2X Long APP Daily ETF	$6,932,145	$-	$-	$6,932,145	$-	$-	$-	$-
2X Long CRWV Daily ETF	3,061,505	-	-	3,061,505	-	-	-	-
2X Long Innovation 100 Monthly ETF	2,531,898	-	-	2,531,898	3,478	-	-	3,478
2X Long Innovation ETF	1,436,306	6,010,781	-	7,447,087	-	356,203	-	356,203
2X Long NVTS Daily ETF	1,494,075	-	-	1,494,075	-	-	-	-
2X Long QBTS Daily ETF	10,366,851	-	-	10,366,851	-	-	-	-
2X Long RGTI Daily ETF	2,233,966	-	-	2,233,966	-	-	-	-
2X Long SPY Quarterly ETF	20,871	-	-	20,871	-	-	-	-
2X Long TEM Daily ETF	9,734,226	-	-	9,734,226	-	-	-	-
1X Short Innovation 100 Monthly ETF	2,472	-	-	2,472	-	-	-	-
1X Short Innovation Daily ETF	2,112,336	-	-	2,112,336	7,481,605	-	-	7,481,605
1.5X Short NVDA Daily ETF	3,941,740	-	-	3,941,740	6,329,706	-	-	6,329,706
2X Short TSLA Daily ETF	33,613,308	-	-	33,613,308	10,208,668	-	-	10,208,668

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

As of March 31, 2026, the Funds listed below had qualified late-year ordinary losses which are deferred until fiscal year 2027 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year, are deemed to arise on the first day of the Funds’ next taxable year.

Late-year ordinary losses
2X Long ACHR Daily ETF	$438,575
2X Long ALAB Daily ETF	880,760
2X Long APLD Daily ETF	2,381,357
2X Long ASTS Daily ETF	10,630,894
2X Long CEG Daily ETF	178,175
2X Long CLSK Daily ETF	937,612
2X Long CORZ Daily ETF	188,500
2X Long CRDO Daily ETF	963,140
2X Long CRWV Daily ETF	3,548,316
2X Long ENPH Daily ETF	137,979
2X Long GEV Daily ETF	405,524
2X Long Innovation 100 Quarterly ETF	243,625
2X Long JOBY Daily ETF	770,974
2X Long NBIS Daily ETF	3,792,195
2X Long NVTS Daily ETF	756,189
2X Long PONY Daily ETF	207,219
2X Long QBTS Daily ETF	3,652,380
2X Long QUBT Daily ETF	1,200,700
2X Long SMR Daily ETF	4,237,569
2X Long U Daily ETF	68,369
2X Long UPST Daily ETF	1,585,151
2X Long VOYG Daily ETF	70,675

As of March 31, 2026, the Funds listed below had post-october capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

Post-october capital losses
2X Long CRWV Daily ETF	$4,092,646
2X Long NVTS Daily ETF	16,181,437
2X Long RGTI Daily ETF	21,250,185
2X Long TEM Daily ETF	17,342,453

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

As of March 31, 2026, the Funds listed below had net capital loss carryovers as follows:

	Not subject to expiration:
	Short-term	Long-term	Total
2X Long ACHR Daily ETF	$8,056,211	$-	$8,056,211
2X Long ALAB Daily ETF	20,710,796	-	20,710,796
2X Long APLD Daily ETF	30,806,406	-	30,806,406
2X Long CLSK Daily ETF	62,424,909	-	62,424,909
2X Long CORZ Daily ETF	1,982,071	-	1,982,071
2X Long CRDO Daily ETF	19,942,841	-	19,942,841
2X Long JOBY Daily ETF	27,195,152	-	27,195,152
2X Long NBIS Daily ETF	89,539,319	-	89,539,319
2X Long PONY Daily ETF	7,209,388	-	7,209,388
2X Long QUBT Daily ETF	113,152,577	-	113,152,577
2X Long SMR Daily ETF	294,822,801	-	294,822,801
2X Long U Daily ETF	262,638	-	262,638
2X Long UPST Daily ETF	40,088,356	-	40,088,356
2X Long VOYG Daily ETF	1,174,147	-	1,174,147
1X Short Innovation 100 Monthly ETF	1,666	-	1,666
1X Short Innovation Daily ETF	110,789,391	11,465	110,800,856
1.5X Short NVDA Daily ETF	214,493,425	-	214,493,425
2X Short TSLA Daily ETF	664,562,808	9,900,028	674,462,836

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

During the fiscal year ended March 31, 2026, the Funds listed below utilized short-term/long-term capital loss carryforwards.

	Short-term	Long-term	Total
1X Short Innovation Daily ETF	$1,614,221	$-	$1,614,221

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

Note 6 – Investment Transactions

For the periods ended March 31, 2026, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
2X Long APP Daily ETF	$47,846,683	$49,100,558
2X Long Innovation 100 Monthly ETF	172,232,993	113,416,387
2X Long Innovation 100 Quarterly ETF	33,715,927	25,393,401
2X Long Innovation ETF	101,218,604	97,133,342
2X Long NVTS Daily ETF	19,417,261	17,961,276
2X Long QBTS Daily ETF	50,379,913	53,068,519
2X Long RGTI Daily ETF	19,796,220	21,345,608
2X Long SPY Quarterly ETF	18,371,450	12,568,700
2X Long TEM Daily ETF	48,325,002	50,295,156

Note 7 – Distribution Plan

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Funds, except for the 1X Short Innovation Daily ETF, are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. The Distributor may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. The Funds do not and have no current intention of paying 12b-1 fees. However, in the event 12b-1 fees are charged in the future because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of shareholders’ investment and may cost shareholders more than certain other types of sales charges.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2026, in valuing the Funds’ assets and liabilities carried at fair value:

	Assets		Liabilities
	Level 1	Level 2	Level 2
Fund*	Exchange-Traded Funds	Swap Contracts**	Swap Contracts**
2X Long ACHR Daily ETF	$-	$32,089	$14,621,059
2X Long ALAB Daily ETF	-	-	37,093,223
2X Long APLD Daily ETF	-	15,120,298	-
2X Long APP Daily ETF	-	6,564,260	11,700,671
2X Long ASTS Daily ETF	-	15,220,096	171,970,691
2X Long CEG Daily ETF	-	-	3,089,553
2X Long CLSK Daily ETF	-	2,960,250	-
2X Long CORZ Daily ETF	-	933,341	341,961
2X Long CRDO Daily ETF	-	-	18,295,360
2X Long CRWV Daily ETF	-	95,892	28,430,455
2X Long DDOG Daily ETF	-	-	780,035
2X Long ENPH Daily ETF	-	689,279	-
2X Long GEV Daily ETF	-	13,361,456	-
2X Long IBM Daily ETF	-	-	7,498
2X Long Innovation 100 Monthly ETF	59,283,889	993,144	7,644,972
2X Long Innovation 100 Quarterly ETF	8,148,050	1,060,099	635,210
2X Long Innovation ETF	-	11,180,803	883,773
2X Long JOBY Daily ETF	-	-	12,556,556
2X Long LRCX Daily ETF	-	-	8,355,187
2X Long MDB Daily ETF	-	-	2,894,329
2X Long NBIS Daily ETF	-	25,521,488	-
2X Long NVTS Daily ETF	-	-	127,907
2X Long PONY Daily ETF	-	616,331	-
2X Long QBTS Daily ETF	-	-	54,401,576
2X Long QUBT Daily ETF	-	-	1,008,426
2X Long RGTI Daily ETF	-	683,060	-
2X Long SMR Daily ETF	-	-	1,835,896
2X Long SPY Quarterly ETF	5,842,655	723,448	165,148
2X Long TEM Daily ETF	-	-	9,541,111
2X Long U Daily ETF	-	-	2,353,997

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

	Assets		Liabilities
	Level 1	Level 2	Level 2
Fund*	Exchange-Traded Funds	Swap Contracts**	Swap Contracts**
2X Long UPST Daily ETF	$-	$-	$55,289,206
2X Long VOYG Daily ETF	-	38,328	-
1X Short Innovation 100 Monthly ETF	-	77,683	-
1X Short Innovation Daily ETF	-	10,345,108	-
1.5X Short NVDA Daily ETF	-	2,720,116	-
2X Short TSLA Daily ETF	-	35,002,915	4,674,361

*	The Funds did not hold any Level 3 securities at period end.
**	Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 10 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The Funds invested in swap contracts during the year/period ended March 31, 2026.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of March 31, 2026, by risk category are as follows:

Fund	Statements of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives Value	Liability Derivatives Value
2X Long ACHR Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	$32,089	$14,621,059
2X Long ALAB Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	37,093,223
2X Long APLD Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	15,120,298	-
2X Long APP Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	6,564,260	11,700,671
2X Long ASTS Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	15,220,096	171,970,691
2X Long CEG Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	3,089,553
2X Long CLSK Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	2,960,250	-
2X Long CORZ Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	933,341	341,961
2X Long CRDO Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	18,295,360
2X Long CRWV Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	95,892	28,430,455

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

Fund	Statements of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives Value	Liability Derivatives Value
2X Long DDOG Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	$-	$780,035
2X Long ENPH Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	689,279	-
2X Long GEV Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	13,361,456	-
2X Long IBM Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	7,498
2X Long Innovation 100 Monthly ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	993,144	7,644,972
2X Long Innovation 100 Quarterly ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	1,060,099	635,210
2X Long Innovation ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	11,180,803	883,773
2X Long JOBY Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	12,556,556
2X Long LRCX Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	8,355,187
2X Long MDB Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	2,894,329
2X Long NBIS Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	25,521,488	-
2X Long NVTS Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	127,907
2X Long PONY Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	616,331	-
2X Long QBTS Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	54,401,576
2X Long QUBT Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	1,008,426
2X Long RGTI Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	683,060	-
2X Long SMR Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	1,835,896
2X Long SPY Quarterly ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	723,448	165,148
2X Long TEM Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	9,541,111
2X Long U Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	2,353,997

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

Fund	Statements of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives Value	Liability Derivatives Value
2X Long UPST Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	$-	$55,289,206
2X Long VOYG Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	38,328	-
1X Short Innovation 100 Monthly ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	77,683	-
1X Short Innovation Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	10,345,108	-
1.5X Short NVDA Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	2,720,116	-
2X Short TSLA Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	35,002,915	4,674,361

The effects of derivative instruments on the Statements of Operations for the year/period ended March 31, 2026, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Open Swap Contracts
2X Long ACHR Daily ETF	Equity contracts	$(10,189,276)
2X Long ALAB Daily ETF	Equity contracts	(23,450,226)
2X Long APLD Daily ETF	Equity contracts	(35,335,437)
2X Long APP Daily ETF	Equity contracts	6,693,845
2X Long ASTS Daily ETF	Equity contracts	188,432,482
2X Long CEG Daily ETF	Equity contracts	(347,166)
2X Long CLSK Daily ETF	Equity contracts	(64,954,505)
2X Long CORZ Daily ETF	Equity contracts	(2,288,650)
2X Long CRDO Daily ETF	Equity contracts	(21,618,085)
2X Long CRWV Daily ETF	Equity contracts	(10,663,063)
2X Long DDOG Daily ETF	Equity contracts	(109,354)
2X Long ENPH Daily ETF	Equity contracts	(219,685)
2X Long GEV Daily ETF	Equity contracts	(1,163,979)
2X Long IBM Daily ETF	Equity contracts	25
2X Long Innovation 100 Monthly ETF	Equity contracts	11,620,054
2X Long Innovation 100 Quarterly ETF	Equity contracts	660,722
2X Long Innovation ETF	Equity contracts	44,097,328
2X Long JOBY Daily ETF	Equity contracts	(29,235,026)
2X Long LRCX Daily ETF	Equity contracts	11,026,406
2X Long MDB Daily ETF	Equity contracts	2,227,419
2X Long NBIS Daily ETF	Equity contracts	(100,095,250)

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Open Swap Contracts
2X Long NVTS Daily ETF	Equity contracts	$(9,907,115)
2X Long PONY Daily ETF	Equity contracts	(7,727,216)
2X Long QBTS Daily ETF	Equity contracts	(1,089,813)
2X Long QUBT Daily ETF	Equity contracts	(118,972,655)
2X Long RGTI Daily ETF	Equity contracts	(20,704,466)
2X Long SMR Daily ETF	Equity contracts	(308,219,584)
2X Long SPY Quarterly ETF	Equity contracts	773,378
2X Long TEM Daily ETF	Equity contracts	(10,131,627)
2X Long U Daily ETF	Equity contracts	(417,654)
2X Long UPST Daily ETF	Equity contracts	(46,127,475)
2X Long VOYG Daily ETF	Equity contracts	(1,347,022)
1X Short Innovation 100 Monthly ETF	Equity contracts	6,535
1X Short Innovation Daily ETF	Equity contracts	1,957,965
1.5X Short NVDA Daily ETF	Equity contracts	(17,795,306)
2X Short TSLA Daily ETF	Equity contracts	(396,339,398)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Open Swap Contracts
2X Long ACHR Daily ETF	Equity contracts	$(14,588,970)
2X Long ALAB Daily ETF	Equity contracts	(37,093,223)
2X Long APLD Daily ETF	Equity contracts	15,120,298
2X Long APP Daily ETF	Equity contracts	(5,136,411)
2X Long ASTS Daily ETF	Equity contracts	(156,750,595)
2X Long CEG Daily ETF	Equity contracts	(3,089,553)
2X Long CLSK Daily ETF	Equity contracts	2,960,250
2X Long CORZ Daily ETF	Equity contracts	591,380
2X Long CRDO Daily ETF	Equity contracts	(18,295,360)
2X Long CRWV Daily ETF	Equity contracts	(28,334,563)
2X Long DDOG Daily ETF	Equity contracts	(780,035)
2X Long ENPH Daily ETF	Equity contracts	689,279
2X Long GEV Daily ETF	Equity contracts	13,361,456
2X Long IBM Daily ETF	Equity contracts	(7,498)
2X Long Innovation 100 Monthly ETF	Equity contracts	(5,610,543)
2X Long Innovation 100 Quarterly ETF	Equity contracts	1,851,899
2X Long Innovation ETF	Equity contracts	(4,590,427)
2X Long JOBY Daily ETF	Equity contracts	(12,556,556)
2X Long LRCX Daily ETF	Equity contracts	(8,355,187)
2X Long MDB Daily ETF	Equity contracts	(2,894,329)
2X Long NBIS Daily ETF	Equity contracts	25,521,488

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Open Swap Contracts
2X Long NVTS Daily ETF	Equity contracts	$(127,907)
2X Long PONY Daily ETF	Equity contracts	616,331
2X Long QBTS Daily ETF	Equity contracts	(54,401,576)
2X Long QUBT Daily ETF	Equity contracts	(1,008,426)
2X Long RGTI Daily ETF	Equity contracts	683,060
2X Long SMR Daily ETF	Equity contracts	(1,835,896)
2X Long SPY Quarterly ETF	Equity contracts	1,283,572
2X Long TEM Daily ETF	Equity contracts	(9,541,111)
2X Long U Daily ETF	Equity contracts	(2,353,997)
2X Long UPST Daily ETF	Equity contracts	(55,289,206)
2X Long VOYG Daily ETF	Equity contracts	38,328
1X Short Innovation 100 Monthly ETF	Equity contracts	77,683
1X Short Innovation Daily ETF	Equity contracts	(9,430,653)
1.5X Short NVDA Daily ETF	Equity contracts	(14,488,134)
2X Short TSLA Daily ETF	Equity contracts	(100,787,876)

The average quarterly volume of derivative instruments held by the Funds during the year/period ended March 31, 2026, are as follows:

Fund	Derivatives not designated as hedging instruments	Investment	Notional Value
2X Long ACHR Daily ETF	Equity contracts	Open Swap Contracts	$30,300,451
2X Long ALAB Daily ETF	Equity contracts	Open Swap Contracts	73,305,490
2X Long APLD Daily ETF	Equity contracts	Open Swap Contracts	60,563,679
2X Long APP Daily ETF	Equity contracts	Open Swap Contracts	122,889,393
2X Long ASTS Daily ETF	Equity contracts	Open Swap Contracts	308,764,155
2X Long CEG Daily ETF	Equity contracts	Open Swap Contracts	10,455,605
2X Long CLSK Daily ETF	Equity contracts	Open Swap Contracts	34,872,614
2X Long CORZ Daily ETF	Equity contracts	Open Swap Contracts	11,119,325
2X Long CRDO Daily ETF	Equity contracts	Open Swap Contracts	41,922,314
2X Long CRWV Daily ETF	Equity contracts	Open Swap Contracts	306,298,623
2X Long DDOG Daily ETF	Equity contracts	Open Swap Contracts	3,867,156
2X Long ENPH Daily ETF	Equity contracts	Open Swap Contracts	5,888,704
2X Long GEV Daily ETF	Equity contracts	Open Swap Contracts	34,835,643
2X Long IBM Daily ETF	Equity contracts	Open Swap Contracts	717,621
2X Long Innovation 100 Monthly ETF	Equity contracts	Open Swap Contracts	129,862,231
2X Long Innovation 100 Quarterly ETF	Equity contracts	Open Swap Contracts	21,015,688
2X Long Innovation ETF	Equity contracts	Open Swap Contracts	55,952,365

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

Fund	Derivatives not designated as hedging instruments	Investment	Notional Value
2X Long JOBY Daily ETF	Equity contracts	Open Swap Contracts	$46,747,499
2X Long LRCX Daily ETF	Equity contracts	Open Swap Contracts	17,259,276
2X Long MDB Daily ETF	Equity contracts	Open Swap Contracts	5,179,285
2X Long NBIS Daily ETF	Equity contracts	Open Swap Contracts	208,114,813
2X Long NVTS Daily ETF	Equity contracts	Open Swap Contracts	21,572,095
2X Long PONY Daily ETF	Equity contracts	Open Swap Contracts	8,136,512
2X Long QBTS Daily ETF	Equity contracts	Open Swap Contracts	112,677,897
2X Long QUBT Daily ETF	Equity contracts	Open Swap Contracts	42,540,697
2X Long RGTI Daily ETF	Equity contracts	Open Swap Contracts	13,261,583
2X Long SMR Daily ETF	Equity contracts	Open Swap Contracts	165,747,470
2X Long SPY Quarterly ETF	Equity contracts	Open Swap Contracts	16,755,483
2X Long TEM Daily ETF	Equity contracts	Open Swap Contracts	77,992,029
2X Long U Daily ETF	Equity contracts	Open Swap Contracts	3,870,910
2X Long UPST Daily ETF	Equity contracts	Open Swap Contracts	74,423,400
2X Long VOYG Daily ETF	Equity contracts	Open Swap Contracts	2,023,144
1X Short Innovation 100 Monthly ETF	Equity contracts	Open Swap Contracts	(939,858)
1X Short Innovation Daily ETF	Equity contracts	Open Swap Contracts	(87,857,544)
1.5X Short NVDA Daily ETF	Equity contracts	Open Swap Contracts	(58,813,191)
2X Short TSLA Daily ETF	Equity contracts	Open Swap Contracts	(731,421,366)

Note 11 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

It is the Funds’ policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of swap contracts. As of March 31, 2026, the Funds are subject to a master netting arrangement for swap contracts. The following tables show additional information regarding the offsetting of assets and liabilities, as of March 31, 2026:

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

			Amounts Not Offset in Statement of Assets and Liabilities
Fund/ Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
2X Long Innovation 100 Monthly ETF
Unrealized depreciation on open swap contracts - liability payable	Clear Street	$7,329,219	$-	$(7,329,219)	$-
Unrealized appreciation on open swap contracts – asset receivable	TD Cowen	993,144	-	-	993,144
Unrealized depreciation on open swap contracts – liability payable	Wells Fargo	315,753	-	(315,753)	-

2X Long Innovation 100 Quarterly ETF
Unrealized depreciation on open swap contracts - liability payable	Clear Street	468,665	-	(468,665)	-
Unrealized appreciation on open swap contracts – asset receivable	TD Cowen	1,060,099	-	-	1,060,099
Unrealized depreciation on open swap contracts – liability payable	Wells Fargo	166,545	-	(166,545)	-

2X Long Innovation ETF
Unrealized depreciation on open swap contracts – liability payable	Clear Street	304,068	-	(304,068)	-
Unrealized depreciation on open swap contracts – liability payable	Goldman Sachs	176,874	-	(176,874)	-
Unrealized appreciation on open swap contracts - asset receivable	TD Cowen	11,180,803	-	-	11,180,803
Unrealized depreciation on open swap contracts – liability payable	Wells Fargo	402,831	-	(402,831)	-

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

		Amounts Not Offset in Statement of Assets and Liabilities
Fund/ Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
2X Long SPY Quarterly ETF
Unrealized depreciation on open swap contracts – liability payable	Clear Street	$165,148	$-	$(165,148)	$-
Unrealized appreciation on open swap contracts - asset receivable	TD Cowen	488,634	-	-	488,634
Unrealized appreciation on open swap contracts - asset receivable	Wells Fargo	234,814	-	-	234,814

1X Short Innovation 100 Monthly ETF
Unrealized appreciation on open swap contracts – asset receivable	TD Cowen	77,683	-	-	77,683

1X Short Innovation Daily ETF
Unrealized appreciation on open swap contracts – asset receivable	Clear Street	2,379,781	-	-	2,379,781
Unrealized appreciation on open swap contracts – asset receivable	Goldman Sachs	26,780	-	-	26,780
Unrealized appreciation on open swap contracts – asset receivable	TD Cowen	6,620,997	-	-	6,620,997
Unrealized appreciation on open swap contracts – asset receivable	Wells Fargo	1,317,550	-	-	1,317,550

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

		Amounts Not Offset in Statement of Assets and Liabilities
Fund/ Description	Counterparty	Gross Amounts Recognized in the Statements of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
1.5X Short NVDA Daily ETF
Unrealized appreciation on open swap contracts – asset receivable	Clear Street	$319,830	$-	$-	$319,830
Unrealized appreciation on open swap contracts – asset receivable	TD Cowen	2,400,286	-	-	2,400,286

2X Short TSLA Daily ETF
Unrealized appreciation on open swap contracts – asset receivable	Cantor Fitzgerald	8,803,537	-	-	8,803,537
Unrealized depreciation on open swap contracts - liability payable	Clear Street	4,280,132	-	(4,280,132)	-
Unrealized appreciation on open swap contracts – asset receivable	Goldman Sachs	4,259,703	-	-	4,259,703
Unrealized appreciation on open swap contracts – asset receivable	Marex	394,229	-	(394,229)	-
Unrealized appreciation on open swap contracts – asset receivable	TD Cowen	21,939,675	-	-	21,939,675

*	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Due to the absence of a master netting agreement related to certain Funds’ participation in OTC derivative transactions, no additional offsetting disclosures have been made on behalf of the other Funds not included in the table above.

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026

Note 12 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 13 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the 2X Long Innovation 100 Monthly ETF, 2X Long Innovation 100 Quarterly ETF, 2X Long Innovation ETF, 2X Long SPY Quarterly ETF, 1X Short Innovation Daily ETF, 1.5X Short NVDA Daily ETF and 2X Short TSLA Daily ETF are treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Funds beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Funds.

Note 14 – New Accounting Pronouncements and Regulatory Updates

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Funds’ financial position or the results of its operations.

Note 15 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

On May 20, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation of the Tradr 1X Short Innovation 100 Monthly ETF. The Plan of Liquidation authorizes the termination, liquidation and dissolution of the Fund. The Fund will create and redeem creation units through June 11, 2026, which will also be the last day of trading on the Cboe BZX Exchange, Inc., the Fund’s principal U.S. listing exchange. On or about June 18, 2026 (the “Liquidation Date”), the Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record as of the Liquidation Date.

On May 14, 2026, the Board of Trustees of the Trust approved 3-for-1 forward splits of the issued and outstanding shares of the 2X Long GEV Daily ETF and 2X Long NBIS Daily ETF, effective after the close of trading on the CBOE Exchange on June 2, 2026.

On April 7, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation for the 2X Long DDOG Daily ETF, 2X Long ENPH Daily ETF, 2X Long MDB Daily ETF and 2X Long VOYG Daily ETF (the “Funds”). The Funds liquidated at the close of business day April 27, 2026.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Tradr Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tradr ETFs and

the Board of Trustees of Investment Managers Series Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Tradr 2X Long ACHR Daily ETF, Tradr 2X Long ALAB Daily ETF, Tradr 2X Long APLD Daily ETF, Tradr 2X Long APP Daily ETF, Tradr 2X Long ASTS Daily ETF, Tradr 2X Long CEG Daily ETF, Tradr 2X Long CLSK Daily ETF, Tradr 2X Long CORZ Daily ETF, Tradr 2X Long CRDO Daily ETF, Tradr 2X Long CRWV Daily ETF, Tradr 2X Long DDOG Daily ETF, Tradr 2X Long ENPH Daily ETF, Tradr 2X Long GEV Daily ETF, Tradr 2X Long IBM Daily ETF, Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Long Innovation 100 Quarterly ETF, Tradr 2X Long Innovation ETF, Tradr 2X Long JOBY Daily ETF, Tradr 2X Long LRCX Daily ETF, Tradr 2X Long MDB Daily ETF, Tradr 2X Long NBIS Daily ETF, Tradr 2X Long NVTS Daily ETF, Tradr 2X Long PONY Daily ETF, Tradr 2X Long QBTS Daily ETF, Tradr 2X Long QUBT Daily ETF, Tradr 2X Long RGTI Daily ETF, Tradr 2X Long SMR Daily ETF, Tradr 2X Long SPY Quarterly ETF, Tradr 2X Long TEM Daily ETF, Tradr 2X Long U Daily ETF, Tradr 2X Long UPST Daily ETF, Tradr 2X Long VOYG Daily ETF, Tradr 1X Short Innovation 100 Monthly ETF, Tradr 1X Short Innovation Daily ETF, Tradr 1.5X Short NVDA Daily ETF and Tradr 2X Short TSLA Daily ETF (the “Funds”), each a series of Investment Managers Series Trust II (the “Trust”), including the schedules of investments, as of March 31, 2026, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2026, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting Tradr ETFs	Statements of operations	Statements of changes in net assets	Financial highlights
Tradr 2X Long ACHR Daily ETF Tradr 2X Long UPST Daily ETF	For the period June 9, 2025 (commencement of operations) through March 31, 2026	For the period June 9, 2025 (commencement of operations) through March 31, 2026	For the period June 9, 2025 (commencement of operations) through March 31, 2026
Tradr 2X Long ALAB Daily ETF Tradr 2X Long DDOG Daily ETF	For the period August 11, 2025 (commencement of operations) through March 31, 2026	For the period August 11, 2025 (commencement of operations) through March 31, 2026	For the period August 11, 2025 (commencement of operations) through March 31, 2026
Tradr 2X Long APLD Daily ETF Tradr 2X Long JOBY Daily ETF Tradr 2X Long NBIS Daily ETF Tradr 2X Long NVTS Daily ETF Tradr 2X Long PONY Daily ETF Tradr 2X Long VOYG Daily ETF	For the period September 8, 2025 (commencement of operations) through March 31, 2026	For the period September 8, 2025 (commencement of operations) through March 31, 2026	For the period September 8, 2025 (commencement of operations) through March 31, 2026
Tradr 2X Long APP Daily ETF Tradr 2X Long QBTS Daily ETF	For the period April 24, 2025 (commencement of operations) through March 31, 2026	For the period April 24, 2025 (commencement of operations) through March 31, 2026	For the period April 24, 2025 (commencement of operations) through March 31, 2026

Tradr Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM - Continued

Individual Funds constituting Tradr ETFs	Statements of operations	Statements of changes in net assets	Financial highlights
Tradr 2X Long ASTS Daily ETF Tradr 2X Long CEG Daily ETF Tradr 2X Long CRWV Daily ETF Tradr 2X Long GEV Daily ETF Tradr 2X Long SMR Daily ETF	For the period July 10, 2025 (commencement of operations) through March 31, 2026	For the period July 10, 2025 (commencement of operations) through March 31, 2026	For the period July 10, 2025 (commencement of operations) through March 31, 2026
Tradr 2X Long CLSK Daily ETF Tradr 2X Long CRDO Daily ETF Tradr 2X Long ENPH Daily ETF Tradr 2X Long U Daily ETF	For the period September 15, 2025 (commencement of operations) through March 31, 2026	For the period September 15, 2025 (commencement of operations) through March 31, 2026	For the period September 15, 2025 (commencement of operations) through March 31, 2026
Tradr 2X Long CORZ Daily ETF	For the period November 4, 2025 (commencement of operations) through March 31, 2026	For the period November 4, 2025 (commencement of operations) through March 31, 2026	For the period November 4, 2025 (commencement of operations) through March 31, 2026
Tradr 2X Long IBM Daily ETF	For the period March 23, 2026 (commencement of operations) through March 31, 2026	For the period March 23, 2026 (commencement of operations) through March 31, 2026	For the period March 23, 2026 (commencement of operations) through March 31, 2026
Tradr 2X Long Innovation 100 Monthly ETF	For the year ended March 31, 2026	For the year ended March 31, 2026 and for the period August 30, 2024 (commencement of operations) through March 31, 2025	For the year ended March 31, 2026 and for the period August 30, 2024 (commencement of operations) through March 31, 2025
Tradr 2X Long Innovation 100 Quarterly ETF Tradr 2X Long SPY Quarterly ETF	For the year ended March 31, 2026	For the year ended March 31, 2026, and for the period September 30, 2024 (commencement of operations) through March 31, 2025	For the year ended March 31, 2026, and for the period September 30, 2024 (commencement of operations) through March 31, 2025
Tradr 2X Long Innovation ETF	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the three years in the period ended March 31, 2026 and for the period April 28, 2022 (commencement of operations) through March 31, 2023
Tradr 2X Long LRCX Daily ETF Tradr 2X Long MDB Daily ETF	For the period August 18, 2025 (commencement of operations) through March 31, 2026	For the period August 18, 2025 (commencement of operations) through March 31, 2026	For the period August 18, 2025 (commencement of operations) through March 31, 2026
Tradr 2X Long QUBT Daily ETF Tradr 2X Long RGTI Daily ETF	For the period June 23, 2025 (commencement of operations) through March 31, 2026	For the period June 23, 2025 (commencement of operations) through March 31, 2026	For the period June 23, 2025 (commencement of operations) through March 31, 2026
Tradr 2X Long TEM Daily ETF	For the period May 12, 2025 (commencement of operations) through March 31, 2026	For the period May 12, 2025 (commencement of operations) through March 31, 2026	For the period May 12, 2025 (commencement of operations) through March 31, 2026
Tradr 1X Short Innovation 100 Monthly ETF	For the period November 28, 2025 (commencement of operations) through March 31, 2026	For the period November 28, 2025 (commencement of operations) through March 31, 2026	For the period November 28, 2025 (commencement of operations) through March 31, 2026
Tradr 1X Short Innovation Daily ETF	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the three years in the period ended March 31, 2026, for the 6 months period ended March 31, 2023, and for the period November 5, 2021 (commencement of operations) through September 30, 2022
Tradr 1.5X Short NVDA Daily ETF Tradr 2X Short TSLA Daily ETF	For the year ended March 31, 2026	For each of the two years in the period ended March 31, 2026	For each of the three years in the period ended March 31, 2026 and for the period July 13, 2022 (commencement of operations) through March 31, 2023

Tradr Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM - Continued

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

May 29, 2026

Tradr Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

Long-Term Capital Gain Designation

For the year ended March 31, 2026, the 2X Long Innovation ETF designates $6,010,781 as a 20% rate gain distribution for purposes of the dividends paid deduction.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Tradr 1.5X Short NVDA Daily ETF, Tradr 1X Short Innovation Daily ETF, Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Short TSLA Daily ETF, Tradr 2X Long Innovation ETF, Tradr 2X Long Innovation 100 Quarterly ETF, Tradr 2X Long SPY Quarterly ETF, Tradr 2X Long CORZ Daily ETF, Tradr 2X Long IBM Daily ETF, and Tradr 1X Short Innovation 100 Monthly ETF

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on January 21, 2026 (the “January Meeting”), the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each, a “Fund” and collectively, the “Funds”):

●	Tradr 1.5X Short NVDA Daily ETF,
●	Tradr 1X Short Innovation Daily ETF,
●	Tradr 2X Long Innovation 100 Monthly ETF,
●	Tradr 2X Short TSLA Daily ETF,
●	Tradr 2X Long Innovation ETF,
●	Tradr 2X Long Innovation 100 Quarterly ETF, and
●	Tradr 2X Long SPY Quarterly ETF.

At an in-person meeting held on July 15-16, 2025 (the “July 2025 Meeting”), the Board, including the Independent Trustees, reviewed and unanimously approved the Advisory Agreement between the Trust and the Advisor for an initial two-year term with respect to the following new series of the Trust (each, a “New Fund” and collectively, the “New Funds”):

●	Tradr 2X Long CORZ Daily ETF, and
●	Tradr 2X Long IBM Daily ETF.

At an in-person meeting held on July 23-24, 2024 (the “July 2024 Meeting”), the Board, including the Independent Trustees, reviewed and unanimously approved the Advisory Agreement between the Trust and the Advisor for an initial two-year term with respect to the Tradr 1X Short Innovation 100 Monthly ETF (the “1X Short 100 Monthly Fund”), a new series of the Trust.

In approving the renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders. In approving the Advisory Agreement with respect to each New Fund and the 1X Short 100 Monthly Fund, the Board, including the Independent Trustees, determined that such approval was in the best interests of the applicable Fund and its shareholders.

Tradr 1.5X Short NVDA Daily ETF, Tradr 1X Short Innovation Daily ETF, Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Short TSLA Daily ETF, Tradr 2X Long Innovation ETF, Tradr 2X Long Innovation 100 Quarterly ETF, Tradr 2X Long SPY Quarterly ETF, Tradr 2X Long CORZ Daily ETF, Tradr 2X Long IBM Daily ETF, and Tradr 1X Short Innovation 100 Monthly ETF

Tradr 1.5X Short NVDA Daily ETF, Tradr 1X Short Innovation Daily ETF, Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Short TSLA Daily ETF, Tradr 2X Long Innovation ETF, Tradr 2X Long Innovation 100 Quarterly ETF, and Tradr 2X Long SPY Quarterly ETF

Background

In advance of the January Meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Advisor; information regarding the background, experience, and compensation structure of relevant personnel providing services to the Funds; information about the Advisor’s compliance policies and procedures, cybersecurity, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Advisor’s overall relationship with each Fund; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds (each, a “Peer Group”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”) from Morningstar, Inc.’s relevant category (each, a “Fund Universe”) for various periods ended October 31, 2025; and reports comparing the investment advisory fee and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Advisor during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

With respect to the Funds, the Trustees considered the investment objective of each Fund, which require daily, monthly or quarterly rebalancing, as appropriate, of between one and two times the amount (or inverse of the amount) of the Fund’s net assets; and Fund performance information, including the Fund’s tracking error relative to its underlying issuer. The Trustees noted that, in view of the distinctive investment objective of each Fund, the investment performance of the Funds in absolute terms was not of the importance that normally attaches to the performance of actively managed funds. The Trustees considered that the extent to which each Fund achieved its objective to provide investment results relative to the underlying issuer on which the Fund was focused. Drawing upon reports provided to the Trustees by the Advisor throughout the preceding year, the Trustees determined that the Funds had tracked the performance (or inverse of the performance) of their underlying issuers within an acceptable range, and that the performance of each Fund was satisfactory. With respect to each Fund, the Trustees observed that the meeting materials reflected the following:

Tradr 1.5X Short NVDA Daily ETF, Tradr 1X Short Innovation Daily ETF, Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Short TSLA Daily ETF, Tradr 2X Long Innovation ETF, Tradr 2X Long Innovation 100 Quarterly ETF, Tradr 2X Long SPY Quarterly ETF, Tradr 2X Long CORZ Daily ETF, Tradr 2X Long IBM Daily ETF, and Tradr 1X Short Innovation 100 Monthly ETF

●	The Tradr 1.5X Short NVDA Daily ETF’s total return for the one-year period was above the Peer Group median return, but below the U.S. Fund Trading – Inverse Equity Fund Universe median return and the S&P 500 Total Return Index return by 19.22% and 84.74%, respectively. The Fund’s annualized total return for the three-year period was the same as the Peer Group median return, but below the Fund Universe median return and the S&P 500 Total Return Index return by 52.47% and 100.69%, respectively. The Trustees considered the Advisor’s explanation that the Fund’s underperformance resulted from the strength of NVDA, which gained more than 50% for the one-year period and 1,400% for the three-year period, and that the Fund had met its investment objective.

●	The Tradr 1X Short Innovation Daily ETF’s annualized total return for the three-year period was below the U.S. Fund Trading – Inverse Equity Fund Universe and Peer Group median returns and the S&P 500 Total Return Index return by 11.14%, 22.95%, and 59.36%, respectively. The Fund’s total return for the one-year period was below the Fund Universe and Peer Group median returns and the S&P 500 Total Return Index return by 16.79%, 39.10%, and 82.31%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group and benchmark was due to the performance and volatility of ARKK, and that the Fund had met its investment objective.

●	The Tradr 2X Long Innovation 100 Monthly ETF’s total return for the one-year period was above the U.S. Fund Trading – Leveraged Equity Fund Universe median return and the S&P 500 Total Return Index return, and the same as the Peer Group median return. The Trustees considered the Advisor’s assertion that the fund had met its investment objective.

●	The Tradr 2X Long Innovation 100 Quarterly ETF’s total return for the one-year period was above the S&P 500 Total Return Index return, but below the U.S. Fund Trading – Leveraged Equity Fund Universe and Peer Group median returns by 0.14% and 0.40%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group was due to the performance and volatility of QQQ, and that the Fund had met its investment objective.

●	The Tradr 2X Long Innovation ETF’s total return for the one-year period was above the Peer Group and U.S. Fund Trading – Leveraged Equity Fund Universe median returns and the S&P 500 Total Return Index return. The Fund’s annualized total return for the three-year period was above the Fund Universe median return and the S&P 500 Total Return Index return, but below the Peer Group median return by 10.54%. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group was due to the performance and volatility of ARKK, and that the Fund had met its investment objective.

Tradr 1.5X Short NVDA Daily ETF, Tradr 1X Short Innovation Daily ETF, Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Short TSLA Daily ETF, Tradr 2X Long Innovation ETF, Tradr 2X Long Innovation 100 Quarterly ETF, Tradr 2X Long SPY Quarterly ETF, Tradr 2X Long CORZ Daily ETF, Tradr 2X Long IBM Daily ETF, and Tradr 1X Short Innovation 100 Monthly ETF

●	Tradr 2X Long SPY Quarterly ETF’s total return for the one-year period was above the S&P 500 Total Return Index return, but lower than the Peer Group and U.S. Fund Trading – Leveraged Equity Fund Universe median returns by 0.20% and 18.12%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group was due to the performance and volatility of SPY, and that the Fund had met its investment objective.

●	The Tradr 2X Short TSLA Daily ETF’s total return for the one-year period was above the Peer Group median return, but lower than the U.S. Fund Trading – Inverse Equity Fund Universe median return and the S&P 500 Total Return Index return by 48.16% and 113.68%, respectively. The Fund’s annualized total return for the three-year period was below the Peer Group and Fund Universe median returns and the S&P 500 Total Return Index return by 13.44%, 43.19%, and 91.41%, respectively. The Trustees considered the Advisor’s assertion that the Fund’s underperformance relative to the Peer Group and benchmark was due to the performance and volatility of TSLA, and that the Fund had met its investment objective.

The Board considered the overall quality of services provided by the Advisor to the Funds. In doing so, the Board considered the Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, the commitment of the Advisor to the maintenance and growth of each Fund’s assets, and the Advisor’s compliance structure and compliance procedures. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Advisor to each Fund were satisfactory.

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

●	The Tradr 1.5X Short NVDA Daily ETF’s annual investment advisory fee (gross of fee waivers) was lower than the Peer Group median, but higher than the U.S. Fund Trading – Inverse Equity Fund Universe median by 0.20%. The Trustees observed that the Fund’s advisory fee was not in the highest quartile of funds in the Fund Universe.

Tradr 1.5X Short NVDA Daily ETF, Tradr 1X Short Innovation Daily ETF, Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Short TSLA Daily ETF, Tradr 2X Long Innovation ETF, Tradr 2X Long Innovation 100 Quarterly ETF, Tradr 2X Long SPY Quarterly ETF, Tradr 2X Long CORZ Daily ETF, Tradr 2X Long IBM Daily ETF, and Tradr 1X Short Innovation 100 Monthly ETF

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.05% and 0.16%, respectively. The Board observed that the Fund’s net expenses were not in the highest quartile of funds in the Peer Group or the Fund Universe.

●	The Tradr 1X Short Innovation Daily ETF’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and U.S. Fund Trading – Inverse Equity Fund Universe medians. The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.03% and 0.07%, respectively. The Trustees observed that the Fund’s net expenses were not in the highest quartile of funds in the Peer Group or the Fund Universe.

●	Tradr 2X Long Innovation 100 Monthly ETF’s annual investment advisory fee (gross of fee waivers) was lower than the U.S. Fund Trading – Leveraged Equity Fund Universe median, but higher than the Peer Group median by 0.21%. The Trustees considered the Advisor’s assertions that the Fund offers an investment objective and strategies that are unique and distinct from those of the funds in the Peer Group and Fund Universe in that the Fund seeks 2X calendar month investment results of QQQ, which requires daily changes to and active management of the leverage ratio, and that the Fund’s strategies are typically only available in more costly and less transparent portfolios that charge both management fees and performance fees.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.25% and 0.35%, respectively. The Trustees considered the Advisor’s assertion that several of the funds in the Peer Group were part of larger fund complexes that could support lower expense caps than the Advisor.

●	The Tradr 2X Long Innovation 100 Quarterly ETF’s annual investment advisory fee (gross of fee waivers) was lower than the U.S. Fund Trading – Leveraged Equity Fund Universe median, but higher than the Peer Group median by 0.21%. The Trustees considered the Advisor’s assertions that the Fund offers an investment objective and strategies that are unique and distinct from those of the funds in the Peer Group and Fund Universe in that the Fund seeks 2X calendar quarter investment results of QQQ, which requires daily changes to and active management of the leverage ratio, and that the Fund’s strategies are typically only available in more costly and less transparent portfolios that charge both management fees and performance fees.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.25% and 0.35%, respectively. The Trustees considered the Advisor’s observation that several of the funds in the Peer Group were part of larger fund complexes that could support lower expense caps than the Advisor.

Tradr 1.5X Short NVDA Daily ETF, Tradr 1X Short Innovation Daily ETF, Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Short TSLA Daily ETF, Tradr 2X Long Innovation ETF, Tradr 2X Long Innovation 100 Quarterly ETF, Tradr 2X Long SPY Quarterly ETF, Tradr 2X Long CORZ Daily ETF, Tradr 2X Long IBM Daily ETF, and Tradr 1X Short Innovation 100 Monthly ETF

●	The Tradr 2X Long Innovation ETF’s annual investment advisory fee (gross of fee waivers) was lower than the U.S. Fund Trading – Leveraged Equity Fund Universe median, but higher than the Peer Group median by 0.10%. The Trustees observed that the Fund’s advisory fee was not in the highest quartile of funds in the Peer Group.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.10% and 0.18%, respectively. The Trustees considered the Advisor’s assertion that several of the funds in the Peer Group were part of larger fund complexes that could support lower expense caps than the Advisor.

●	The Tradr 2X Long SPY Quarterly ETF’s annual investment advisory fee (gross of fee waivers) was lower than the U.S. Fund Trading – Leveraged Equity Fund Universe median, but higher than the Peer Group median by 0.23%. The Trustees considered the Advisor’s belief that the Fund offers an investment objective and strategies that are unique and distinct from those of the funds in the Peer Group and Fund Universe in that the Fund seeks 2X calendar quarter investment results of SPY, which requires daily changes to and active management of the leverage ratio, and that the Fund’s strategies are typically only available in more costly and less transparent portfolios that charge both management fees and performance fees.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Fund Universe and Peer Group medians by 0.25% and 0.46%, respectively. The Board observed, however, that the average net assets of the Fund were significantly lower than the average net assets of funds in the Peer Group. The Board also considered the Advisor’s assertion that several of the funds in the Peer Group were part of larger fund complexes that could support lower expense caps than the Advisor.

●	The Tradr 2X Short TSLA Daily ETF’s annual investment advisory fee (gross of fee waivers) was the same as the Peer Group median, but higher than the U.S. Fund Trading – Inverse Equity Fund Universe median by 0.20%. The Trustees noted that the Fund’s advisory fee was not in the highest quartile of funds in the Fund Universe.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Peer Group median, but higher than the Fund Universe median by 0.16%. The Trustees observed that the Fund’s net expenses were not in the highest quartile of funds in the Fund Universe.

In reviewing the advisory fees and net expenses for each Fund, the Board noted that the Advisor does not manage any other accounts with the same objectives and policies as any of the Funds, and therefore they did not have a good basis for comparing each Fund’s advisory fee with those of other similar client accounts of the Advisor; and that the Advisor set the net expenses for each Fund at a level at which the Advisor can maintain the viability of the Fund.

Tradr 1.5X Short NVDA Daily ETF, Tradr 1X Short Innovation Daily ETF, Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Short TSLA Daily ETF, Tradr 2X Long Innovation ETF, Tradr 2X Long Innovation 100 Quarterly ETF, Tradr 2X Long SPY Quarterly ETF, Tradr 2X Long CORZ Daily ETF, Tradr 2X Long IBM Daily ETF, and Tradr 1X Short Innovation 100 Monthly ETF

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Advisor provides to the Funds.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information prepared by the Advisor relating to its costs and profits with respect to each Fund for the year ended October 31, 2025, noting that the Advisor had waived its entire advisory fee and subsidized certain of the operating expenses for the Tradr 2X Long SPY Quarterly ETF; had waived a majority of its advisory fee for the Tradr 2X Long Innovation 100 Quarterly ETF; had waived a significant portion of its advisory fee for the Tradr 1.5X Short NVDA Daily ETF; had waived a portion of its advisory fee for the Tradr 1X Short Innovation Daily ETF, Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Long Innovation ETF, and Tradr 2X Short TSLA Daily ETF; and had not realized a profit with respect to the Tradr 2X Long Innovation 100 Quarterly ETF and Tradr 2X Long SPY Quarterly ETF. The Board determined that the profits of the Advisor from its relationships with the Tradr 1.5X Short NVDA Daily ETF, Tradr 1X Short Innovation Daily ETF, Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Long Innovation ETF and Tradr 2X Short TSLA Daily ETF were reasonable.

The Board also considered the benefits received by the Advisor as a result of the Advisor’s relationship with the Funds, other than the receipt of its investment advisory fees, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the renewal of the Advisory Agreement with respect to each Fund.

Tradr 1.5X Short NVDA Daily ETF, Tradr 1X Short Innovation Daily ETF, Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Short TSLA Daily ETF, Tradr 2X Long Innovation ETF, Tradr 2X Long Innovation 100 Quarterly ETF, Tradr 2X Long SPY Quarterly ETF, Tradr 2X Long CORZ Daily ETF, Tradr 2X Long IBM Daily ETF, and Tradr 1X Short Innovation 100 Monthly ETF

Tradr 2X Long CORZ Daily ETF and Tradr 2X Long IBM Daily ETF

Background

In advance of the July 2025 Meeting, the Board received information about the New Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the New Funds; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Advisor’s overall relationship with each New Fund; and reports prepared by Broadridge comparing the proposed advisory fee and estimated total expenses of each New Fund with those of a Peer Group selected by Broadridge from Morningstar, Inc.’s Trading – Leveraged Equity Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Advisor during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board noted that although there was no relevant performance information for it to review with respect to the New Funds, it was familiar with the Advisor as the investment advisor for many other series of the Trust, including other ETFs based on the performance of single stocks. The Board considered the overall quality of the services to be provided by the Advisor to each New Fund. In doing so, the Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the New Funds, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the day-to-day activities of the New Funds. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Advisor would have the capabilities, resources, and personnel necessary to manage each New Fund, and that the Advisor would provide each New Fund with a reasonable potential for good investment results.

Tradr 1.5X Short NVDA Daily ETF, Tradr 1X Short Innovation Daily ETF, Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Short TSLA Daily ETF, Tradr 2X Long Innovation ETF, Tradr 2X Long Innovation 100 Quarterly ETF, Tradr 2X Long SPY Quarterly ETF, Tradr 2X Long CORZ Daily ETF, Tradr 2X Long IBM Daily ETF, and Tradr 1X Short Innovation 100 Monthly ETF

Advisory Fees and Expense Ratios

The Board reviewed information regarding each New Fund’s proposed advisory fee and estimated annual total expenses. The meeting materials indicated that each New Fund’s proposed annual investment advisory fee of 1.30% (gross of fee waivers) was slightly higher than the Peer Group median by 0.01%, and higher than the Fund Universe median by 0.55%. The Board considered the Advisor’s assertion that the proposed advisory fee is justified because each New Fund is an innovative and unique product that is not otherwise available to investors. The Board also noted that the proposed annual investment advisory fee for each New Fund was the same as that of other daily ETFs managed by the Advisor based on the performance of single stocks, and was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The meeting materials indicated that each New Fund’s estimated annual total expenses of 1.30% (net of fee waivers) were the same as the Peer Group median, but higher than the Fund Universe median by 0.35%. The Board noted that the New Funds’ higher estimated annual total expenses were in part attributable to the New Funds’ higher advisory fees. The Board also noted that the estimated annual net expense ratio for each New Fund was the same as that of other daily ETFs managed by the Advisor based on the performance of single stocks. The Board also considered the Advisor’s belief that the net expense ratio for each New Fund was set at a level at which the Advisor can maintain the viability of the New Fund.

The Board and the Independent Trustees concluded that, in light of the services proposed to be provided by the Advisor to each New Fund, the compensation proposed to be paid to the Advisor under the Advisory Agreement would be fair and reasonable.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information relating to the estimated profitability to the Advisor of its proposed relationship with the New Funds during their first year of operations, taking into account estimated assets of $20 million. The Board determined that the anticipated profit level with respect to each New Fund was reasonable.

The Board noted that the potential benefits received by the Advisor as a result of its proposed relationship with the New Funds, other than the receipt of its advisory fees, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the New Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the New Funds generally, and any favorable publicity arising in connection with the New Funds’ performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the New Funds’ asset levels would likely be too low to achieve significant economies of scale during the New Funds’ initial startup period, and that any such economies would be considered in the future as the New Funds’ assets grow.

Tradr 1.5X Short NVDA Daily ETF, Tradr 1X Short Innovation Daily ETF, Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Short TSLA Daily ETF, Tradr 2X Long Innovation ETF, Tradr 2X Long Innovation 100 Quarterly ETF, Tradr 2X Long SPY Quarterly ETF, Tradr 2X Long CORZ Daily ETF, Tradr 2X Long IBM Daily ETF, and Tradr 1X Short Innovation 100 Monthly ETF

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of each New Fund and its shareholders and, accordingly, approved the Advisory Agreement with respect to each New Fund.

Tradr 1X Short Innovation 100 Monthly ETF

Background

In advance of the July 2024 Meeting, the Board received information about the 1X Short 100 Monthly Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Advisor’s overall relationship with the Fund; and a report prepared by Broadridge comparing the proposed advisory fee and estimated total expenses of the Fund with those of the Peer Group selected by Broadridge from Morningstar, Inc.’s Trading – Inverse Equity Fund Universe. The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Advisor during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board noted that although there was no relevant performance information for it to review with respect to the 1X Short 100 Monthly Fund, it was familiar with the Advisor as the investment advisor for many other series of the Trust. The Board considered the overall quality of the services to be provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the day-to-day activities of the Fund. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures.

Tradr 1.5X Short NVDA Daily ETF, Tradr 1X Short Innovation Daily ETF, Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Short TSLA Daily ETF, Tradr 2X Long Innovation ETF, Tradr 2X Long Innovation 100 Quarterly ETF, Tradr 2X Long SPY Quarterly ETF, Tradr 2X Long CORZ Daily ETF, Tradr 2X Long IBM Daily ETF, and Tradr 1X Short Innovation 100 Monthly ETF

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Advisor would have the capabilities, resources, and personnel necessary to manage the 1X Short 100 Monthly Fund, and that the Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the 1X Short 100 Monthly Fund’s proposed advisory fee and estimated annual total expenses. The meeting materials indicated that the Fund’s proposed annual investment advisory fee of 1.00% (gross of fee waivers) was lower than the Peer Group median, but higher than the Fund Universe median by 0.25%. The Board noted that the proposed annual investment advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The meeting materials indicated that the 1X Short 100 Monthly Fund’s estimated annual total expenses of 1.50% (net of fee waivers) were higher than the Peer Group and Fund Universe medians by 0.22% and 0.55%, respectively. The Board noted that the Fund’s higher estimated annual total expenses were in part attributable to the Fund’s higher advisory fee, but that they were not in the highest quartile of funds in the Peer Group. The Board also noted that the Advisor had contractually agreed to limit the annual total expenses for the Fund, and the Board considered the Advisor’s assertion that it had set the Fund’s net expenses at a level at which the Advisor can maintain the viability of the Fund.

The Board and the Independent Trustees concluded that, in light of the services proposed to be provided by the Advisor to the 1X Short 100 Monthly Fund, the compensation proposed to be paid to the Advisor under the Advisory Agreement would be fair and reasonable.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information relating to the estimated profitability to the Advisor of its proposed relationship with the 1X Short 100 Monthly Fund during its first year of operations. The Board considered that the Advisor anticipated waiving a significant portion of its advisory fee with respect to the Fund, and determined that the anticipated profit level with respect to the Fund was reasonable.

The Board noted that the potential benefits received by the Advisor as a result of its proposed relationship with the 1X Short 100 Monthly Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the Fund, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale during the Fund’s initial startup period, and that any such economies would be considered in the future as the Fund’s assets grow.

Tradr 1.5X Short NVDA Daily ETF, Tradr 1X Short Innovation Daily ETF, Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Short TSLA Daily ETF, Tradr 2X Long Innovation ETF, Tradr 2X Long Innovation 100 Quarterly ETF, Tradr 2X Long SPY Quarterly ETF, Tradr 2X Long CORZ Daily ETF, Tradr 2X Long IBM Daily ETF, and Tradr 1X Short Innovation 100 Monthly ETF

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of the 1X Short 100 Monthly Fund and its shareholders and, accordingly, approved the Advisory Agreement with respect to the Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

(a)	(4) Not Applicable.

(a)	(5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	6/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	6/8/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	6/8/2026